UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 37.0%
Amstel Funding Corp.
$300,000,000	4.300%	04/11/08	$299,641,667
200,000,000	3.150	05/21/08	199,125,000
100,000,000	3.000	06/12/08	99,400,000
Amsterdam Funding Corp.
50,000,000	3.900	04/02/08	49,994,583
192,800,000	3.110	04/17/08	192,533,508
100,000,000	3.000	04/21/08	99,833,333
Aspen Funding Corp.
95,000,000	4.270	04/11/08	94,887,319
100,000,000	3.150	05/29/08	99,492,500
75,000,000	3.120	06/05/08	74,577,500
Atlantic Asset Securitization Corp.
100,000,000	3.000	05/07/08	99,700,000
Atlantis One Funding Corp.
150,000,000	3.120	05/21/08	149,350,000
BA Credit Card Trust (Emerald)
257,000,000	4.520	04/04/08	256,903,197
160,000,000	4.520	04/07/08	159,879,467
55,000,000	4.600	04/11/08	54,929,722
175,000,000	4.000	04/15/08	174,727,778
75,000,000	3.970	04/16/08	74,875,937
60,000,000	3.350	04/22/08	59,882,750
50,000,000	3.320	05/27/08	49,741,778
65,000,000	3.150	06/05/08	64,630,312
160,000,000	3.270	06/06/08	159,040,800
50,000,000	2.870	06/16/08	49,697,056
100,000,000	2.930	06/17/08	99,373,306
Bank of America Corp.
246,000,000	4.106	06/12/08	243,979,848
346,000,000	4.017	07/07/08	342,255,040
Cafco LLC
100,000,000	4.270	04/10/08	99,893,250
245,000,000	3.330	04/22/08	244,524,087
165,000,000	3.030	05/01/08	164,583,375
190,000,000	3.000	05/02/08	189,509,167
100,000,000	3.100	05/07/08	99,690,000
Cancara Asset Securitization LLC
100,000,000	3.150	06/05/08	99,431,250
345,000,000	2.850	06/11/08	343,060,812
150,000,000	2.850	06/17/08	149,085,625
145,000,000	2.630	06/20/08	144,152,556
Chariot Funding LLC
46,000,000	3.250	04/25/08	45,900,333
303,831,000	2.800	04/28/08	303,192,955
61,313,000	2.500	06/18/08	60,980,888
203,786,000	2.670	06/27/08	202,471,071
Charta LLC
150,000,000	3.330	04/22/08	149,708,625
150,000,000	3.100	05/07/08	149,535,000
86,000,000	2.900	05/14/08	85,702,105
50,000,000	2.900	08/08/08	49,480,417
Ciesco LLC
50,000,000	3.100	05/07/08	49,845,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Citibank Credit Card Issuance Trust (Dakota Corp.)
$245,000,000	4.440%	04/07/08	$244,818,700
340,000,000	4.350	04/14/08	339,465,917
87,940,000	3.950	04/17/08	87,785,616
100,000,000	4.000	04/18/08	99,811,111
50,000,000	3.350	04/24/08	49,892,986
150,000,000	3.400	05/28/08	149,192,500
85,000,000	3.220	06/06/08	84,498,217
Citigroup Funding, Inc.
245,000,000	4.375	04/14/08	244,612,934
190,000,000	2.980	06/12/08	188,867,600
50,000,000	2.980	06/13/08	49,697,861
Clipper Receivables Co. LLC
150,000,000	3.250	04/18/08	149,769,792
219,000,000	3.050	05/12/08	218,239,279
CRC Funding LLC
240,000,000	3.330	04/22/08	239,533,800
185,000,000	2.910	05/13/08	184,371,925
175,000,000	2.900	05/14/08	174,393,819
100,000,000	2.900	08/08/08	98,960,833
Fairway Finance Corp.
175,000,000	2.830	04/25/08	174,669,833
90,492,000	2.750	06/06/08	90,035,769
70,000,000	2.700	06/20/08	69,580,000
Falcon Asset Securitization Corp.
46,869,000	3.250	04/25/08	46,767,450
96,807,000	3.140	05/27/08	96,334,152
151,353,000	2.550	06/20/08	150,495,333
250,000,000	2.670	06/27/08	248,386,875
Galleon Capital Corp.
50,000,000	3.170	04/01/08	50,000,000
75,000,000	3.300	04/21/08	74,862,500
Gemini Securitization Corp.
50,000,000	3.050	04/30/08	49,877,153
30,000,000	3.050	05/06/08	29,911,042
100,000,000	3.050	05/07/08	99,695,000
85,000,000	3.100	05/19/08	84,648,667
175,000,000	2.570	06/19/08	174,013,049
100,000,000	2.820	06/24/08	99,342,000
General Electric Capital Corp.
200,000,000	4.540	06/09/08	198,259,667
745,000,000	2.870	08/04/08	737,575,868
100,000,000	2.780	08/05/08	99,027,000
General Electric Capital Services, Inc.
360,000,000	4.560	05/27/08	357,446,400
Govco LLC
201,000,000	4.250	04/08/08	200,833,896
Grampian Funding LLC
125,000,000	5.125	04/07/08	124,893,229
90,000,000	5.050	04/11/08	89,873,750
JPMorgan Chase & Co.
657,000,000	4.973	04/01/08	657,000,000
1,000,000,000	2.830	08/11/08	989,623,333

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Jupiter Securitization Corp.
$174,000,000	3.250%	04/22/08	$173,670,125
126,021,000	3.050	05/12/08	125,583,252
151,796,000	2.850	06/12/08	150,930,763
Kitty Hawk Funding Corp.
485,000,000	2.800	05/16/08	483,302,500
Lake Constance Funding Ltd.
200,000,000	4.450	04/14/08	199,678,611
Newport Funding Corp.
150,000,000	2.580	06/16/08	149,183,000
Nieuw Amsterdam Receivables Corp.
125,000,000	3.250	04/22/08	124,763,021
90,000,000	3.180	04/30/08	89,769,450
390,000,000	2.950	06/27/08	387,219,625
Old Line Funding Corp.
60,000,000	2.650	05/16/08	59,801,250
Park Avenue Receivables Co. LLC
125,000,000	3.150	04/07/08	124,934,375
77,567,000	2.850	06/11/08	77,131,009
222,923,000	2.550	06/13/08	221,770,302
202,348,000	2.500	06/20/08	201,223,844
Ranger Funding Co. LLC
200,000,000	3.190	04/21/08	199,645,556
80,205,000	3.900	04/25/08	79,996,467
114,000,000	2.650	05/09/08	113,681,117
242,476,000	2.950	05/19/08	241,522,261
400,000,000	2.600	06/19/08	397,717,778
Scaldis Capital LLC
52,000,000	3.300	04/15/08	51,933,267
45,000,000	3.320	04/21/08	44,917,000
200,000,000	3.300	04/28/08	199,505,000
95,000,000	3.350	04/28/08	94,761,312
75,000,000	3.110	05/13/08	74,727,875
Sheffield Receivables Corp.
100,000,000	3.200	04/03/08	99,982,222
73,000,000	3.140	04/07/08	72,961,797
75,000,000	3.150	04/21/08	74,868,750
50,000,000	3.000	05/30/08	49,754,167
60,000,000	2.850	06/03/08	59,700,750
235,000,000	2.770	06/06/08	233,806,592
Thames Asset Global Securitization, Inc.
75,513,000	3.050	04/21/08	75,385,047
100,000,000	2.900	06/10/08	99,436,111
Ticonderoga Funding LLC
180,000,000	3.090	05/09/08	179,412,900
250,315,000	3.120	05/09/08	249,490,629
Tulip Funding Corp.
75,000,000	3.020	04/28/08	74,830,125
200,000,000	3.150	05/07/08	199,370,000
Variable Funding Capital Corp.
295,000,000	4.700	04/14/08	294,499,319
100,000,000	3.160	04/24/08	99,798,111
210,668,000	5.050	04/25/08	209,958,751
150,000,000	2.600	05/16/08	149,512,500

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Variable Funding Capital Corp. (continued)
$100,000,000	3.100%		05/20/08	$99,578,056
75,000,000	2.650		06/20/08	74,558,333
Windmill Funding Corp.
68,984,000	3.300		04/09/08	68,933,412
65,700,000	3.110		04/17/08	65,609,188
115,000,000	3.140		05/15/08	114,558,655
97,000,000	2.900		05/16/08	96,648,375
Yorktown Capital LLC
134,151,000	4.120		04/11/08	133,997,472
209,034,000	3.900		04/25/08	208,490,512
145,000,000	4.220		04/25/08	144,592,067
75,000,000	2.870		06/13/08	74,563,521
124,938,000	2.550		06/18/08	124,247,718
89,000,000	2.700		06/18/08	88,479,350
225,564,000	2.700		07/07/08	223,923,022

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$21,284,579,985

Bank Notes — 1.1%
Bank of America N.A.
$220,000,000	5.250%		05/02/08	$220,000,000
U.S. Bank NA
390,000,000	3.000		05/06/08	390,000,000

TOTAL BANK NOTES				$610,000,000

Certificates of Deposit — 2.7%
Bank of America N.A.
$495,000,000	2.800%		08/05/08	$495,000,000
500,000,000	2.540		09/26/08	500,000,000
State Street Bank & Trust Co.
70,000,000	3.900		04/14/08	70,000,000
Wachovia Bank NA
490,000,000	4.870		05/30/08	490,000,000

TOTAL CERTIFICATES OF DEPOSIT				$1,555,000,000

U.S. Government Agency Obligations — 16.3%
Federal Home Loan Bank
$3,000,000,000	2.335	%(a)	04/01/08	$2,999,230,890
1,770,000,000	2.340	(a)	04/01/08	1,770,000,000
700,000,000	2.860	(a)	05/19/08	700,000,000
490,000,000	2.760		02/11/09	490,000,000
390,000,000	2.800		02/25/09	390,000,000
Federal Home Loan Mortgage Corp.
2,020,000,000	2.539	(a)	04/19/08	2,020,000,000
400,000,000	4.130		04/25/08	398,898,667

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Agency Obligations — (continued)
Federal National Mortgage Association(a)
$600,000,000	2.330%	04/01/08	$599,914,754

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$9,368,044,311

Variable Rate Obligations(a) — 13.3%
Allstate Life Global Funding
$140,000,000	3.000%	04/11/08	$140,000,000
Allstate Life Global Funding II
50,000,000	2.878	04/15/08	50,000,000
70,000,000	2.918	04/16/08	70,000,000
50,000,000	2.684	04/27/08	50,000,000
Allstate Life Global Funding Trusts
50,000,000	2.696	06/30/08	50,053,260
American International Group, Inc.
150,000,000	2.599	03/25/08	150,009,540
Bank of America N.A.
616,900,000	2.764	06/18/08	617,583,946
345,000,000	3.208	07/03/08	345,000,000
Bank of New York Co., Inc.
200,000,000	2.905	04/14/08	200,000,000
100,000,000	2.775	06/16/08	100,002,256
Florida Hurricane Catastrophe Fund
200,000,000	2.837	04/15/08	200,000,000
General Electric Capital Corp.
228,250,000	4.686	04/07/08	228,327,656
215,000,000	2.619	04/25/08	215,000,000
Hartford Life Insurance Co.(b)
100,000,000	3.249	04/01/08	100,000,000
JPMorgan Chase & Co.
100,000,000	3.109	04/02/08	100,000,000
495,000,000	4.742	04/03/08	495,014,717
Lehman Brothers Holdings, Inc.
140,000,000	2.675	06/27/08	140,000,000
MassMutual Global Funding II LLC
195,000,000	4.822	04/03/08	195,000,000
Merrill Lynch & Co., Inc.
145,000,000	3.191	04/04/08	145,000,000
100,000,000	2.958	04/15/08	100,000,000
MetLife, Inc.(b)
150,000,000	3.334	04/26/08	150,000,000
190,000,000	3.288	05/22/08	190,000,000
Metropolitan Life Global Funding I
295,000,000	4.247	04/09/08	295,000,000
85,000,000	2.788	04/28/08	85,000,000
Morgan Stanley
25,000,000	3.191	04/04/08	25,000,000
150,000,000	2.744	04/28/08	150,000,000
National City Bank
50,000,000	3.179	04/02/08	50,003,749
87,000,000	3.150	05/06/08	87,007,301
New York Life Insurance Co.(b)
250,000,000	2.756	04/30/08	250,000,000
245,000,000	3.000	06/30/08	245,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Pacific Life Global Funding
$100,000,000	3.181%	04/04/08	$100,000,000
Pacific Life Insurance Co.
50,000,000	2.950	04/14/08	50,000,000
Procter & Gamble Co.
170,000,000	3.140	05/19/08	170,000,000
SunTrust Bank
295,000,000	3.894	04/21/08	295,005,850
225,000,000	2.901	06/12/08	225,015,603
Union Hamilton Reinsurance Co.
100,000,000	3.100	06/16/08	100,000,000
130,000,000	2.906	06/23/08	130,000,000
245,000,000	3.171	06/30/08	245,000,000
Wachovia Asset Securitization, Inc.(b)
441,194,918	2.749	04/25/08	441,194,918
Wachovia Bank NA
125,000,000	2.644	04/28/08	125,005,077
Wachovia Corp.
45,000,000	2.728	04/28/08	44,975,060
Wells Fargo & Co.
250,000,000	3.169	04/03/08	250,015,548
265,000,000	2.855	04/18/08	265,000,000

TOTAL VARIABLE RATE OBLIGATIONS			$7,659,214,481

Time Deposit — 1.7%
J.P. Morgan Chase & Co.
$1,000,000,000	1.500%	04/01/08	$1,000,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$41,476,838,777

Repurchase Agreements-Unaffiliated Issuers(c) — 27.3%
Deutsche Bank Securities, Inc.
$389,300,000	2.500%	04/01/08	$389,300,000
Maturity Value: $389,327,035
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.000%, due 01/10/11 to 03/01/38, Federal Home Loan Bank, 0.000% to 5.857%, due 04/23/08 to 03/02/17 and Federal National Mortgage Association, 5.100%, due 09/10/09. The aggregate market value of the collateral, including accrued interest, was $399,589,947.

Joint Repurchase Agreement Account II
15,325,000,000	2.496	04/01/08	15,325,000,000
Maturity Value: $15,326,062,533

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$15,714,300,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Affiliated Issuers(c) — 0.7%
Goldman, Sachs & Co.
$100,000,000	2.700%	04/01/08	$100,000,000
Maturity Value: $100,007,500
Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 10/01/27 and Federal National Mortgage Association, 5.500% to 6.000%, due 11/01/22 to 11/01/37. The aggregate market value of the collateral, including accrued interest, was $102,999,997.

Goldman, Sachs & Co.
300,000,000	2.750	04/01/08	300,000,000
Maturity Value: $300,022,917
Collateralized by Federal Home Loan Mortgage Corp., 6.500%, due 11/01/37 to 02/01/38 and Federal National Mortgage Association, 4.000% to 6.500%, due 02/01/23 to 01/01/38. The aggregate market value of the collateral, including accrued interest, was $308,999,983.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$400,000,000

TOTAL INVESTMENTS — 100.1%			$57,591,138,777

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			$(29,612,798)

NET ASSETS — 100.0%			$57,561,525,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on either the Federal Funds Rate, London Interbank Offered Rate or Prime Rate. Interest rate disclosed is that which is in effect at March 31, 2008.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2008, these securities amounted to $1,376,194,918 approximately 2.4% of net assets.
(c) Unless noted, all repurchase agreements were entered into on March 31, 2008. Additional information on Joint Repurchase Agreement appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 29.8%
Amstel Funding Corp.
$45,759,000	4.300%	04/11/08	$45,704,343
100,000,000	3.100	05/21/08	99,569,444
50,000,000	3.150	05/21/08	49,781,250
75,000,000	3.150	05/23/08	74,658,750
85,000,000	3.000	06/12/08	84,490,000
Amsterdam Funding Corp.
28,000,000	3.900	04/02/08	27,996,967
75,000,000	2.900	05/07/08	74,782,500
Aspen Funding Corp.
150,000,000	3.100	05/19/08	149,380,000
25,000,000	3.120	06/05/08	24,859,167
Atlantic Asset Securitization Corp.
50,000,000	3.030	05/05/08	49,856,917
85,000,000	3.000	05/07/08	84,745,000
25,000,000	3.100	05/20/08	24,894,514
40,000,000	2.850	06/06/08	39,791,000
Atlantis One Funding Corp.
50,000,000	3.200	04/28/08	49,880,000
85,000,000	3.120	05/21/08	84,631,667
BA Credit Card Trust (Emerald)
50,000,000	4.000	04/15/08	49,922,222
50,000,000	3.970	04/16/08	49,917,292
45,000,000	3.320	05/27/08	44,767,600
65,000,000	3.270	06/06/08	64,610,325
36,200,000	2.870	06/16/08	35,980,668
50,000,000	2.930	06/17/08	49,686,653
Cancara Asset Securitization LLC
50,000,000	3.150	06/05/08	49,715,625
200,000,000	2.850	06/13/08	198,844,167
Chariot Funding LLC
100,000,000	3.050	05/14/08	99,635,694
55,482,000	2.500	06/16/08	55,189,178
103,480,000	2.700	06/26/08	102,812,554
Charta LLC
75,000,000	3.330	04/22/08	74,854,312
100,000,000	3.100	05/07/08	99,690,000
100,000,000	2.900	08/08/08	98,960,833
Ciesco LLC
100,000,000	3.330	04/22/08	99,805,750
100,000,000	3.080	05/16/08	99,615,000
Citibank Credit Card Issuance Trust (Dakota Corp.)
100,000,000	4.350	04/14/08	99,842,917
50,000,000	3.950	04/17/08	49,912,222
76,900,000	4.000	04/18/08	76,754,744
28,000,000	3.350	04/24/08	27,940,072
50,000,000	4.000	04/25/08	49,866,667
55,000,000	3.400	05/28/08	54,703,917
Citigroup Funding, Inc.
100,000,000	2.980	06/12/08	99,404,000
Clipper Receivables Co. LLC
85,000,000	3.250	04/18/08	84,869,549
75,000,000	3.050	05/12/08	74,739,479
CRC Funding LLC
75,000,000	2.900	05/14/08	74,740,208

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
CRC Funding LLC (continued)
$100,000,000	3.080%	05/16/08	$99,615,000
50,000,000	2.900	08/08/08	49,480,417
Danske Bank
200,000,000	2.730	05/01/08	199,545,000
Dexia Delaware LLC
175,000,000	3.070	05/27/08	174,164,278
Fairway Finance Corp.
75,000,000	2.830	04/25/08	74,858,500
40,000,000	2.700	06/20/08	39,760,000
Falcon Asset Securitization Corp.
20,000,000	3.250	04/25/08	19,956,667
96,765,000	2.800	04/28/08	96,561,793
45,000,000	3.050	05/15/08	44,832,250
59,104,000	2.550	06/18/08	58,777,450
50,000,000	2.550	06/20/08	49,716,667
150,000,000	2.670	06/27/08	149,032,125
Galleon Capital Corp.
50,000,000	3.300	04/21/08	49,908,333
Gemini Securitization Corp.
30,000,000	3.100	05/08/08	29,904,417
25,000,000	2.570	06/12/08	24,871,500
50,000,000	2.570	06/17/08	49,725,153
70,000,000	2.820	06/17/08	69,577,783
25,000,000	2.570	06/19/08	24,859,007
50,000,000	2.820	06/24/08	49,671,000
General Electric Capital Services, Inc.
185,000,000	2.780	08/05/08	183,199,950
Grampian Funding LLC
63,000,000	5.125	04/07/08	62,946,187
28,000,000	5.050	04/08/08	27,972,506
20,000,000	5.050	04/11/08	19,971,944
ING America Insurance Holdings, Inc.
26,500,000	2.550	06/20/08	26,349,833
Jupiter Securitization Corp.
50,000,000	3.050	05/15/08	49,813,611
Kitty Hawk Funding Corp.
170,000,000	3.010	05/22/08	169,275,092
170,859,000	3.010	05/23/08	170,116,143
Newport Funding Corp.
50,000,000	3.100	05/22/08	49,780,417
150,000,000	3.150	05/29/08	149,238,750
20,000,000	3.120	06/05/08	19,887,333
75,000,000	3.090	06/13/08	74,530,062
Nieuw Amsterdam Receivables Corp.
40,000,000	3.120	05/12/08	39,857,867
30,786,000	3.140	05/12/08	30,675,906
Old Line Funding Corp.
40,715,000	2.650	05/16/08	40,580,132
Park Avenue Receivables Co. LLC
50,000,000	3.150	04/07/08	49,973,750
75,000,000	2.850	06/11/08	74,578,437
Ranger Funding Co. LLC
100,000,000	3.190	04/21/08	99,822,778
110,000,000	3.220	04/24/08	109,773,706
57,000,000	3.900	04/25/08	56,851,800

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Scaldis Capital LLC
$20,000,000	3.320%	04/21/08	$19,963,111
75,000,000	3.300	04/25/08	74,835,000
50,000,000	3.110	05/13/08	49,818,583
Sheffield Receivables Corp.
58,000,000	3.200	04/03/08	57,989,689
50,000,000	3.150	04/21/08	49,912,500
41,000,000	2.850	06/03/08	40,795,513
Thames Asset Global Securitisation, Inc.
170,000,000	3.050	04/21/08	169,711,944
75,691,000	2.900	06/10/08	75,264,187
Thunder Bay Funding, Inc.
40,603,000	2.650	05/09/08	40,489,424
Tulip Funding Corp.
50,000,000	3.020	04/28/08	49,886,750
71,525,000	3.100	05/15/08	71,254,000
Unicredito Italiano Bank (Ireland) PLC
50,000,000	4.655	04/28/08	49,825,438
Variable Funding Capital Corp.
90,000,000	3.160	04/24/08	89,818,300
60,000,000	3.050	05/14/08	59,781,417
50,000,000	2.600	05/16/08	49,837,500
50,000,000	2.650	06/20/08	49,705,556
Windmill Funding Corp.
100,000,000	3.120	05/20/08	99,575,333
Yorktown Capital LLC
50,000,000	3.190	04/21/08	49,911,389
100,000,000	3.900	04/25/08	99,740,000
48,000,000	2.870	06/13/08	47,720,653

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$7,087,652,998

Certificates of Deposit-Eurodollar — 4.5%
ABN Amro Bank NV
$245,000,000	3.020%	08/28/08	$245,009,988
Bank of Scotland PLC
300,000,000	3.030	05/14/08	300,000,000
HBOS Treasury Services PLC
250,000,000	4.720	04/30/08	250,000,000
Societe Generale
58,500,000	5.415	06/12/08	58,542,376
Societe Generale London
221,000,000	4.805	06/24/08	221,002,517

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$1,074,554,881

Certificates of Deposit-Yankeedollar — 11.3%
Barclays Bank PLC
$245,000,000	4.430%	07/07/08	$245,000,000
200,000,000	2.750	09/12/08	200,000,000

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Certificates of Deposit-Yankeedollar — (continued)
Calyon
$290,000,000	4.650%		04/30/08	$290,000,000
100,000,000	4.910		05/30/08	100,000,000
Credit Suisse First Boston, Inc.
73,000,000	5.300		04/17/08	73,000,000
100,000,000	5.310		05/22/08	100,000,000
Credit Suisse, Inc.
200,000,000	4.900		06/04/08	200,000,000
HBOS Treasury Services PLC
200,000,000	5.130		04/07/08	200,000,000
Landesbank Hessen-Thueringen Girozentrale
245,000,000	3.080		05/06/08	245,002,364
Norinchukin Bank NY
150,000,000	3.190		04/30/08	150,000,000
100,000,000	3.070		05/08/08	100,000,000
125,000,000	3.030		05/12/08	125,000,000
Royal Bank of Scotland PLC
220,000,000	4.905		06/10/08	220,002,087
Toronto-Dominion Bank
300,000,000	4.860		06/20/08	300,003,252
Unicredito Italiano NY
150,000,000	4.765		04/29/08	150,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$2,698,007,703

Bank Note — 0.2%
ANZ National (Int’l) Bank Limited
50,000,000	4.447%		04/14/08	$50,020,479

Master Demand Note — 1.0%
Bank of America Securities LLC
$240,000,000	3.100%		04/01/08	$240,000,000

U.S. Government Agency Obligations — 9.6%
Federal Home Loan Bank
$490,000,000	2.335	%(a)	04/01/08	$489,874,379
400,000,000	2.340	(a)	04/01/08	400,000,000
150,000,000	2.860	(a)	05/19/08	150,000,000
200,000,000	2.800		02/25/09	200,000,000
Federal Home Loan Mortgage Corp.
700,000,000	2.539	(a)	04/19/08	700,000,000
200,000,000	4.130		04/25/08	199,449,333
Federal National Mortgage Association(a)
140,000,000	2.330		04/01/08	139,980,109

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$2,279,303,821

Variable Rate Obligations(a) — 16.9%
Allstate Life Global Funding II
$30,000,000	2.918%		04/16/08	$30,000,000
ANZ National Bank Limited
100,000,000	3.210		06/10/08	100,000,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Australia and New Zealand Banking Group Ltd.
$32,000,000	2.619%	04/25/08	$32,000,000
Banco Bilbao Vizcaya Argentaria SA
35,000,000	4.017	04/17/08	35,000,754
Banco Espanol de Credito
50,000,000	3.941	04/18/08	50,000,000
Banco Santander Totta SA
150,000,000	3.085	04/07/08	150,000,000
Bank of Ireland
100,000,000	2.546	04/20/08	100,000,000
Barclays Bank PLC
153,000,000	3.017	04/16/08	153,000,000
BNP Paribas SA
75,000,000	3.132	05/07/08	75,000,000
100,000,000	4.080	05/13/08	100,000,000
Caisse Nationale des Caisses D’Epargne et de Prevoyance
100,000,000	3.066	05/12/08	100,000,000
Caja de Ahorros y Pensiones de Barcelona
75,000,000	3.848	04/23/08	75,000,000
Caja Madrid
70,000,000	4.044	04/21/08	70,000,000
Canadian Imperial Bank of Commerce
100,000,000	3.139	05/27/08	100,011,277
Commonwealth Bank of Australia
100,000,000	2.850	04/14/08	99,996,047
16,000,000	2.619	04/25/08	16,000,000
Credit Agricole SA
75,000,000	3.893	04/23/08	75,000,000
DePfa Bank PLC
50,000,000	2.860	06/15/08	50,000,000
Deutsche Bank AG
80,000,000	3.089	04/01/08	80,000,000
95,000,000	4.753	04/04/08	95,000,000
100,000,000	2.579	06/19/08	99,992,219
Fortis Bank
100,000,000	3.864	04/21/08	100,000,000
HBOS Treasury Services PLC
105,000,000	3.065	04/07/08	105,000,000
125,000,000	3.058	04/09/08	125,000,000
HSBC Finance Corp.
50,000,000	3.203	04/09/08	49,998,085
ING Bank NV
250,000,000	3.308	06/26/08	250,000,000
Metropolitan Life Global Funding I
40,000,000	2.918	04/15/08	40,000,000
Morgan Stanley
25,000,000	3.191	04/04/08	25,000,000
Natexis Banques Populaire
25,000,000	2.837	04/15/08	25,000,000
75,000,000	2.614	04/22/08	75,003,302
125,000,000	3.096	05/11/08	125,000,000
National Australia Bank Ltd.
160,000,000	3.075	04/07/08	160,000,000
50,000,000	3.306	05/11/08	50,000,000
Nationwide Building Society
50,000,000	2.751	06/30/08	50,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
New York Life Insurance Co.(b)
$100,000,000	2.756%	04/30/08	$100,000,000
150,000,000	3.000	06/30/08	150,000,000
Royal Bank of Canada
150,000,000	3.064	04/03/08	149,999,758
40,000,000	3.050	04/07/08	40,000,000
Skandinaviska Enskilda Banken AB
140,000,000	3.068	04/09/08	140,000,000
Societe Generale
85,000,000	3.119	04/02/08	85,000,000
Svenska Handelsbanken AB
111,000,000	2.860	04/14/08	111,000,000
100,000,000	2.589	04/21/08	100,000,000
UBS AG Stamford
48,000,000	2.788	04/16/08	48,000,000
Unicredito Italiano NY
50,000,000	3.109	04/02/08	49,999,562
Union Hamilton Reinsurance Co.
40,000,000	3.100	06/16/08	40,000,000
50,000,000	2.906	06/23/08	50,000,000
Westpac Banking Corp. NY
75,000,000	3.070	04/07/08	75,000,000
2,250,000	2.999	06/11/08	2,250,000

TOTAL VARIABLE RATE OBLIGATIONS			$4,007,251,004

Time Deposits — 11.1%
ABN Amro Holding N.V.
$150,000,000	2.000%	04/01/08	$150,000,000
Banco Bilbao Vizcaya Argentaria SA
400,000,000	2.813	04/01/08	400,000,000
Calyon
200,000,000	2.875	04/01/08	200,000,000
300,000,000	3.000	04/01/08	300,000,000
Dexia Bank SA
300,000,000	3.250	04/01/08	300,000,000
ING Bank NV
300,000,000	3.050	04/01/08	300,000,000
Royal Bank of Scotland PLC
300,000,000	3.000	04/01/08	300,000,000
Societe Generale
400,000,000	2.500	04/01/08	400,000,000
300,000,000	3.050	04/01/08	300,000,000

TOTAL TIME DEPOSITS			$2,650,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$20,086,790,886

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(c) — 14.2%
Deutsche Bank Securities, Inc.
$110,700,000	2.500%	04/01/08	$110,700,000
Maturity Value: $110,706,688
Collateralized by Federal Home Loan Mortgage Corp., 5.00% to 6.50%, due 10/01/2035 to 02/01/2038. The aggregate market value of the collateral, including accrued interest, was $114,020,996.
Joint Repurchase Agreement Account I
24,000,000	1.433	04/01/08	24,000,000
Maturity Value: $24,000,955
Joint Repurchase Agreement Account II
3,210,000,000	2.496	04/01/08	3,210,000,000
Maturity Value: $3,210,222,560
UBS Securities LLC
35,100,000	1.350	04/01/08	35,100,000
Maturity Value: $35,101,316
Collateralized by U.S. Treasury Notes, 3.375%, due 09/15/09. The market value of the collateral, including accrued interest, was $35,802,356.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$3,379,800,000

Repurchase Agreements-Affiliated Issuers(c) — 1.2%
Goldman, Sachs & Co.
$200,000,000	2.750%	04/01/08	$200,000,000
Maturity Value: $200,015,278
Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 05/01/36 and Federal National Mortgage Association 4.500% to 6.500%, due 05/01/19 to 11/01/37. The aggregate market value of the collateral, including accrued interest, was $205,999,992.

75,000,000	2.700	04/01/08	75,000,000
Maturity Value: $75,005,625
Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 03/01/36 and Federal National Mortgage Association, 6.000%, due 10/01/36. The aggregate market value of the collateral, including accrued interest, was $77,249,999.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS			$275,000,000

TOTAL INVESTMENTS — 99.8%			$23,741,590,886

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			$43,667,745

NET ASSETS — 100.0%			$23,785,258,631

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on London Interbank Offered Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at March 31, 2008.
(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2008, these securities amounted to $250,000,000 or approximately 1.0% of net assets.
(c) Unless noted, all repurchase agreements were entered into on March 31, 2008. Additional information on Joint Repurchase Agreement appears in the Notes to the Schedule of Investments section.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 36.4%
United States Treasury Bills
$484,000,000	1.872%	04/16/08(a)	$483,622,883
243,000,000	1.841	04/16/08(a)	242,813,700
2,900,000,000	1.801	04/16/08(a)	2,897,825,000
616,000,000	1.781	04/16/08(a)	615,543,133
485,000,000	1.751	04/16/08(a)	484,646,354
428,500,000	1.150	07/24/08(a)	426,939,546
242,000,000	1.520	09/18/08	240,262,978
480,000,000	1.250	09/18/08	477,166,667
240,000,000	1.195	09/18/08	238,645,667
240,000,000	1.190	09/18/08	238,651,333
170,500,000	1.510	09/25/08	169,234,180
149,500,000	1.490	09/25/08	148,404,788
11,500,000	1.481	09/25/08(a)	11,416,884
46,000,000	1.455	09/25/08	45,670,927
United States Treasury Note
95,000,000	5.000	07/31/08	95,167,015

TOTAL U.S. TREASURY OBLIGATIONS			$6,816,011,055

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$6,816,011,055

Repurchase Agreements-Unaffiliated Issuers(b) — 79.1%
Joint Repurchase Agreement Account I
$14,405,600,000	1.433%	04/01/08	$14,405,600,000
Maturity Value: $14,406,173,423
Lehman Brothers Holdings, Inc.
75,000,000	1.380	04/01/08	75,000,000
Maturity Value: $75,002,875
Collateralized by U.S. Treasury Notes, 4.625%, due 01/15/09. The market value of the collateral, including accrued interest, was $76,500,775.
UBS Securities LLC
53,100,000	1.350	04/01/08	53,100,000
Maturity Value: $53,101,991
Collateralized by U.S. Treasury STRIPS, 0.000%, due 01/15/12 to 02/15/18. The aggregated market value of the collateral, including accrued interest, was $54,165,370.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(b) — (continued)
UBS Securities LLC (continued)
$280,000,000	4.400%	06/30/08	$280,000,000
Maturity Value: $280,034,222
Settlement Date: 10/04/07
Collateralized by U.S. Treasury STRIPS, 0.000% to 11.750%, due 01/15/08 to 02/15/18. The aggregate market value of the collateral, including accrued interest, was $285,600,406.

TOTAL REPURCHASE AGREEMENTS			$14,813,700,000

TOTAL INVESTMENTS — 115.5%			$21,629,711,055

LIABILITIES IN EXCESS OF OTHER ASSETS — (15.5)%			$(2,902,525,244)

NET ASSETS — 100.0%			$18,727,185,811

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or portion represents a forward commitment.
(b) Unless noted, all repurchase agreements were entered into on March 31, 2008. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.
Interest rates represent the annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — 100.0%
United States Treasury Bills
$135,000,000	0.200%		04/15/08	$134,989,500
190,000,000	0.350		04/15/08	189,974,139
75,000,000	0.500		04/15/08	74,985,417
175,000,000	1.000		04/15/08	174,931,944
101,400,000	2.050		04/15/08	101,319,162
252,000,000	1.741	(a)	04/16/08	251,813,406
957,000,000	1.751	(a)	04/16/08	956,291,386
157,000,000	1.781	(a)	04/16/08	156,883,749
390,500,000	1.801	(a)	04/16/08	390,210,853
332,000,000	1.856	(a)	04/16/08	331,754,169
250,000,000	0.250		04/17/08	249,972,222
472,000,000	0.280		04/17/08	471,941,262
52,500,000	0.400		04/17/08	52,490,667
150,000,000	1.270		04/21/08	149,894,167
488,000,000	1.340		04/21/08	487,636,711
729,000,000	1.350		04/21/08	728,453,250
738,000,000	1.360		04/21/08	737,442,400
242,000,000	1.400		04/21/08	241,811,778
8,000,000	1.510		04/21/08	7,993,289
174,000,000	0.100		04/24/08	173,988,883
250,000,000	0.200		04/24/08	249,968,056
300,000,000	0.400		04/24/08	299,923,333
968,000,000	0.480		04/24/08	967,703,147
25,000,000	0.650		04/24/08	24,989,618
484,000,000	0.700		04/24/08	483,783,544
146,500,000	1.180		04/24/08	146,389,555
397,000,000	1.250		04/24/08	396,682,951
314,000,000	1.260		04/24/08	313,712,864
291,000,000	1.280		04/24/08	290,762,027
25,000,000	1.385		04/24/08	24,977,878
463,000,000	1.395		04/24/08	462,587,351
326,000,000	1.400		04/24/08	325,708,411
400,000,000	1.420		04/24/08	399,637,111
546,500,000	1.440		04/24/08	545,997,220
66,000,000	0.200		05/01/08	65,989,000
50,000,000	0.370		05/01/08	49,984,583
48,000,000	1.150		05/01/08	47,954,000
511,500,000	1.240		05/01/08	510,971,450
489,000,000	1.261		05/01/08	488,520,780
30,000,000	1.200		05/08/08	29,963,000
200,000,000	1.300		05/08/08	199,732,778
114,800,000	1.305		05/08/08	114,646,025
482,000,000	1.400		05/08/08	481,306,456
35,000,000	0.450		05/15/08	34,980,750
50,000,000	0.500		05/15/08	49,969,444
482,000,000	1.400		05/15/08	481,175,244
242,500,000	1.550		05/15/08	242,040,597
110,800,000	0.500		05/22/08	110,721,517
82,000,000	0.900		05/22/08	81,895,450
51,200,000	1.230		05/22/08	51,110,784
203,500,000	1.490		05/22/08	203,070,445
131,000,000	1.470		05/29/08	130,689,748
7,500,000	1.545		05/29/08	7,481,331
100,000,000	0.420		06/05/08	99,924,167

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — (continued)
United States Treasury Bills (continued)
$130,000,000	1.390%		06/05/08	$129,673,736
30,000,000	1.465		06/05/08	29,920,646
234,500,000	1.520		06/05/08	233,856,428
19,500,000	0.850		06/19/08	19,463,627
65,000,000	0.950		06/19/08	64,864,493
77,500,000	0.960		06/19/08	77,336,733
10,500,000	0.970		06/19/08	10,477,650
485,000,000	0.900		06/26/08	483,957,250
680,000,000	0.940		06/26/08	678,473,022
340,000,000	0.950		06/26/08	339,228,389
243,000,000	1.180		06/26/08	242,315,010
817,000,000	1.190		06/26/08	814,578,304
290,000,000	1.300	(a)	07/03/08	289,047,028
605,000,000	1.345	(a)	07/03/08	602,950,731
315,000,000	1.355	(a)	07/03/08	313,925,063
145,000,000	1.400	(a)	07/03/08	144,488,694
97,000,000	1.420	(a)	07/03/08	96,651,824
84,000,000	1.000		07/10/08	83,766,667
890,000,000	1.100		07/17/08	887,090,194
450,000,000	1.460		07/17/08	448,047,250
97,000,000	1.670		07/17/08	96,518,530
194,500,000	1.080		07/24/08	193,834,810
480,000,000	1.150		07/24/08	478,252,000
194,500,000	1.680		07/24/08	193,465,260
194,500,000	1.080		07/31/08	193,793,965
194,500,000	1.690		07/31/08	193,395,186
100,000,000	1.150		08/07/08	99,591,111
185,000,000	1.240		08/14/08	184,139,750
485,000,000	1.450		08/21/08	482,226,069
United States Treasury Notes
200,000,000	3.750		05/15/08	200,758,621
267,000,000	5.625		05/15/08	268,220,531

TOTAL INVESTMENTS — 100.0%				$23,054,037,541

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%				$(4,784,404)

NET ASSETS — 100.0%				$23,049,253,137

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or portion represents a forward commitment.
Interest rates represent the annualized yield on date of purchase for discounted securities.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 54.2%
Federal Home Loan Bank
750,000,000	2.335	%(a)	04/01/08	$749,807,723
1,200,000,000	2.340	(a)	04/01/08	1,200,000,000
485,000,000	2.400	(a)	04/01/08	485,000,000
764,300,000	2.902	(a)	05/04/08	764,277,527
225,000,000	2.935	(a)	05/17/08	225,056,286
629,590,000	2.945	(a)	05/18/08	629,590,000
160,000,000	2.938	(a)	05/22/08	160,070,343
485,000,000	2.870	(a)	05/28/08	485,000,000
50,000,000	2.823	(a)	06/04/08	50,015,633
500,000,000	2.874	(a)	06/05/08	500,000,000
500,000,000	2.755	(a)	06/10/08	500,000,000
475,000,000	2.560	(a)	06/17/08	475,000,000
250,000,000	2.630	(a)	06/17/08	250,000,000
400,200,000	2.789	(a)	08/22/08	400,200,000
35,000,000	2.750		02/11/09	35,000,000
375,000,000	2.760		02/11/09	375,000,000
250,000,000	2.750		02/20/09	250,000,000
250,000,000	2.800		02/25/09	250,000,000
Federal Home Loan Mortgage Corp.
135,365,000	4.590		04/14/08	135,140,633
100,000,000	5.750		04/15/08	100,050,460
250,000,000	2.539	(a)	04/19/08	250,000,000
500,000,000	2.539	(a)	04/21/08	500,000,000
500,000,000	4.130		04/25/08	498,623,333
77,953,000	4.150		06/16/08	77,270,045
204,200,000	4.875		02/17/09	208,540,728
Federal National Mortgage Association
250,000,000	2.330	(a)	04/01/08	249,964,907
500,000,000	3.171	(a)	04/28/08	499,811,937
231,150,000	5.250		06/15/08	231,737,445
250,000,000	4.090		06/27/08	247,528,958

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$10,782,685,958

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$10,782,685,958

Repurchase Agreements-Unaffiliated Issuers(b) — 45.3%
Deutsche Bank Securities, Inc.
$100,000,000	4.700%		04/14/08	$100,000,000
Maturity Value: $102,350,000
Settlement Date: 10/17/07

Principal		Interest	Maturity	Amortized
Amount		Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Deutsche Bank Securities, Inc.
$60,000,000		5.250%	04/16/08	$60,000,000
Maturity Value: $63,202,500
Settlement Date: 4/16/07
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 7.000%, due 08/01/34 to 03/01/38. The aggregate market value of the collateral, including accrued interest, was $164,799,988.
Greenwich Capital Markets, Inc.(a)
500,000,000		3.050	04/01/08	500,000,000
Maturity Value: $500,042,361
Collateralized by Federal National Mortgage Association, 4.500% to 8.000%, due 01/01/09 to 04/01/38. The aggregate market value of the collateral, including accrued interest, was $515,001,777.
Joint Repurchase Agreement Account I
88,700,000		1.433	04/01/08	88,700,000
Maturity Value: $88,703,531
Joint Repurchase Agreement Account II
6,060,000,000		2.496	04/01/08	6,060,000,000
Maturity Value: $6,060,420,160
Lehman Brothers Holdings, Inc.
100,000,000		1.380	04/01/08	100,000,000
Maturity Value: $100,003,833
Collateralized by U.S. Treasury Notes, 4.625%, due 01/15/09. The market value of the collateral, including accrued interest, was $102,004,587.
UBS Securities LLC
97,100,000	(a)	1.350	04/01/08	97,100,000
Maturity Value: $97,103,641
Collateralized by U.S. Treasury Notes, 3.375% to 4.875%, due 05/15/09 to 09/15/09. The aggregate market value of the collateral, including accrued interest, was $99,044,370.
250,000,000		4.680	04/15/08	250,000,000
Maturity Value: $255,850,000
Settlement Date: 10/18/07
Collateralized by Federal National Mortgage Association, 4.000% to 6.500%, due 07/01/08 to 02/01/38. The aggregate market value of the collateral, including accrued interest, was $255,002,140.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
UBS Securities LLC (continued)
$150,000,000	4.710%	04/15/08	$150,000,000
Maturity Value: $153,552,125
Settlement Date: 10/17/07
Collateralized by Federal National Mortgage Association, 4.000% to 9.000%, due 06/01/10 to 01/01/47. The aggregate market value of the collateral, including accrued interest, was $153,004,619.
500,000,000	2.750	06/23/08	500,000,000
Maturity Value: $504,659,722
Settlement Date: 02/22/08
Collateralized by Federal National Mortgage Association, 4.000% to 8.000%, due 06/01/10 to 09/01/47. The aggregate market value of the collateral, including accrued interest, was $510,004,093.
500,000,000	2.750	06/25/08	500,000,000
Maturity Value: $504,583,333
Settlement Date: 02/26/08
Collateralized by Federal National Mortgage Association, 4.000% to 8.000%, due 10/01/12 to 04/01/47. The aggregate market value of the collateral, including accrued interest, was $510,004,253.
500,000,000	3.800	07/09/08	500,000,000
Maturity Value: $509,500,000
Settlement Date: 01/11/08
Collateralized by Federal National Mortgage Association, 4.000% to 8.000%, due 03/01/14 to 03/01/38. The aggregate market value of the collateral, including accrued interest, was $510,002,000.
100,000,000	4.800	09/05/08	100,000,000
Maturity Value: $104,800,000
Settlement Date: 9/11/07
Collateralized by Federal National Mortgage Association, 4.500% to 8.250%, due 07/01/17 to 02/01/38. The aggregate market value of the collateral, including accrued interest, was $102,004,866.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$9,005,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreement-Affiliated Issuers(b) — 0.3%
Goldman, Sachs & Co.
$50,000,000	2.700%	04/01/08	$50,000,000
Maturity Value: $50,003,750
Collateralized by Federal Home Loan Mortgage Corp., 4.500% due 03/01/33 and Federal National Mortgage Association 5.000% due 09/01/33. The aggregate market value of the collateral, including accrued interest, was $51,499,999.

TOTAL INVESTMENTS — 99.8%			$19,838,485,958

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			$30,408,595

NET ASSETS — 100.0%			$19,868,894,553

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.
(b) Unless noted, all repurchase agreements were entered into on March 31, 2008. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments section.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest	Maturity		Amortized
Amount	Rate	Date		Cost
U.S. Government Agency Obligations — 99.8%
Federal Farm Credit Bank
$208,000,000	2.200	%(a)	04/01/08		$207,983,741
478,000,000	2.210	(a)	04/01/08		477,955,197
125,000,000	2.240	(a)	04/01/08		124,992,732
50,000,000	2.300	(a)	04/01/08		50,000,000
280,000,000	2.310	(a)	04/01/08		280,000,000
255,000,000	2.320	(a)	04/01/08		254,967,558
510,000,000	2.330	(a)	04/01/08		510,000,636
150,000,000	2.340	(a)	04/01/08		150,000,000
968,000,000	2.845	(a)	04/01/08		968,000,000
80,000,000	2.979	(a)	04/01/08		79,989,625
85,000,000	2.989	(a)	04/02/08		84,997,226
25,000,000	2.971	(a)	04/04/08		24,998,338
18,000,000	2.950	(a)	04/06/08		17,998,651
59,275,000	2.965	(a)	04/07/08		59,264,035
9,000,000	4.900		04/07/08		9,003,142
250,000,000	2.815	(a)	04/12/08		249,933,084
85,000,000	2.755	(a)	04/13/08		84,995,610
40,000,000	4.227	(a)	04/14/08		39,994,840
206,500,000	2.622	(a)	04/16/08		206,261,045
32,527,000	1.900		04/17/08		32,499,533
75,000,000	2.678	(a)	04/17/08		74,990,814
150,000,000	2.449	(a)	04/23/08		149,997,334
102,000,000	2.830		04/23/08		101,823,597
20,000,000	2.396	(a)	04/24/08		19,996,807
95,000,000	2.554	(a)	04/30/08		94,994,297
25,000,000	2.574	(a)	04/30/08		24,998,414
24,400,000	2.690		05/08/08		24,332,541
60,000,000	2.402	(a)	06/24/08		59,994,404
27,000,000	2.849	(a)	09/03/08		27,000,000
42,000,000	2.510	(a)	09/30/08		41,996,032
32,000,000	2.625		02/04/09		32,049,718
64,000,000	2.700		02/13/09		64,000,000
88,700,000	2.375		02/19/09		88,661,525
Federal Home Loan Bank
500,000,000	1.500		04/01/08		500,000,000
600,000,000	1.800		04/01/08		600,000,000
41,000,000	2.220	(a)	04/01/08		40,991,667
1,105,000,000	2.340	(a)	04/01/08		1,105,000,000
100,000,000	4.569	(a)	04/01/08		100,000,000
50,845,000	1.900		04/02/08		50,842,317
543,100,000	4.519	(a)	04/02/08		543,265,008
150,000,000	4.569	(a)	04/02/08		149,999,839
75,000,000	1.750		04/07/08		74,978,125
15,360,000	4.430		04/07/08		15,359,392
425,000,000	4.430	(a)	04/08/08		424,843,731
252,000,000	4.345	(a)	04/10/08		251,987,306
209,800,000	2.050		04/11/08		209,680,531
66,625,000	4.600		04/11/08		66,614,203
125,000,000	1.920		04/14/08		124,913,333
642,000,000	4.202	(a)	04/14/08		642,008,578
180,000,000	1.820		04/15/08		179,872,600
56,320,000	1.820		04/16/08		56,277,291
50,500,000	1.890		04/16/08		50,460,231
630,000,000	3.880	(a)	04/16/08		629,807,747

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank (continued)
$100,000,000	1.900%		04/18/08	$99,910,278
237,500,000	3.630		04/18/08	237,092,885
193,669,000	2.050		04/23/08	193,426,376
61,600,000	2.160		04/23/08	61,518,688
246,600,000	2.830		04/23/08	246,173,519
400,000,000	2.880		04/23/08	399,296,000
627,000,000	2.910		04/23/08	625,884,985
43,300,000	2.160		04/25/08	43,237,648
14,600,000	2.640		04/30/08	14,568,951
72,000,000	2.670		04/30/08	71,845,140
85,251,000	2.700		04/30/08	85,065,579
434,000,000	2.900		04/30/08	432,986,128
260,000,000	2.902		04/30/08	259,392,192
187,000,000	2.680		05/02/08	186,568,446
121,499,000	2.660		05/07/08	121,175,813
200,000,000	2.680		05/07/08	199,464,000
200,000,000	2.700		05/09/08	199,430,000
777,000,000	2.976	(a)	05/11/08	777,014,220
68,400,000	2.710		05/14/08	68,178,593
283,257,000	1.850		05/16/08	282,601,968
650,000,000	2.730		05/16/08	647,781,875
57,000,000	4.160		05/16/08	56,703,600
203,500,000	2.935	(a)	05/17/08	203,550,907
700,000,000	2.945	(a)	05/18/08	700,000,000
225,000,000	2.720		05/21/08	224,150,000
187,000,000	2.870	(a)	05/21/08	187,000,000
80,000,000	5.125		05/21/08	79,986,740
385,000,000	2.938	(a)	05/22/08	385,169,263
152,189,000	1.900		05/23/08	151,771,326
20,000,000	5.125		05/23/08	19,996,743
127,000,000	2.874	(a)	05/27/08	127,045,932
420,000,000	2.910	(a)	05/28/08	419,964,901
460,000,000	2.600		05/30/08	458,039,889
565,000,000	2.884	(a)	06/05/08	565,384,437
200,000,000	2.200		06/06/08	199,193,333
352,088,000	2.250		06/06/08	350,635,637
88,000,000	2.330		06/06/08	87,624,093
450,000,000	2.755	(a)	06/10/08	450,000,000
211,267,000	2.100		06/11/08	210,392,003
71,120,000	1.910		06/13/08	70,844,548
44,000,000	2.125		06/13/08	43,810,403
126,728,000	1.910		06/18/08	126,203,557
538,877,000	2.120		06/18/08	536,401,758
350,000,000	5.125		06/18/08	352,367,000
168,000,000	2.429	(a)	06/19/08	167,977,195
198,100,000	2.070		06/20/08	197,188,740
76,572,000	2.080		06/25/08	76,195,946
952,500,000	2.100		06/25/08	947,777,188
147,573,000	2.070		06/27/08	146,834,766
510,000,000	2.090		06/27/08	507,424,075
255,386,000	2.100		06/27/08	254,089,916
210,548,000	3.780		07/09/08	208,359,354
207,000,000	3.680		07/11/08	204,862,840
22,095,000	5.125		08/08/08	22,195,981
69,200,000	5.250		08/14/08	69,562,868

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank (continued)
$200,000,000	2.789	%(a)	08/22/08	$200,000,000
22,760,000	5.125		12/29/08	23,197,908
86,490,000	5.250		01/14/09	88,352,535
89,900,000	2.750		02/04/09	90,119,095

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$24,998,560,136

TOTAL INVESTMENTS — 99.8%				$24,998,560,136

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%				$56,237,249

NET ASSETS — 100.0%				$25,054,797,385

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offered Rate or Prime Rate. Interest rate disclosed is that which is in effect at March 31, 2008.
Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama — 1.7%
Alabama State Public School & College Authority VRDN RB Floaters Series 2007-2200 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
$7,900,000	2.160%	04/03/08	$7,900,000
Alabama State Public School & College Authority VRDN RB MERLOTs Series 2008-D86 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	2.250	04/02/08	5,000,000
Alabama State Public School & College Authority VRDN RB ROCS RR II R-11310 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
4,125,000	2.260	04/03/08	4,125,000
Auburn University General Fee VRDN RB Putters Series 2007-2379 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,310,000	2.290	04/03/08	4,310,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C (A-1/VMIG1)
700,000	1.450	04/01/08	700,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	1.300	04/01/08	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	1.300	04/01/08	18,500,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	2.370	04/03/08	7,500,000
Mobile IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
10,100,000	1.300	04/01/08	10,100,000
Montgomery IDB Pollution Control & Solid Waste Disposal VRDN RB Refunding for General Electric Co. Project Series 2005 (A-1+/VMIG1)
2,900,000	1.100	04/01/08	2,900,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
3,200,000	1.300	04/01/08	3,200,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
78,430,000	1.180	04/01/08	78,430,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
40,100,000	1.180	04/01/08	40,100,000

			$193,565,000

Alaska — 0.9%
Alaska State Housing Finance Corp. Home Mortgage VRDN RB Series 2007 D (Landesbank Baden-Wurttemberg SPA) (A-1/VMIG1)
37,660,000	1.950	04/03/08	37,660,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 B (MBIA) (A-1+/VMIG1)
40,500,000	2.000	04/03/08	40,500,000
Alaska State Housing Finance Corp. VRDN RB Housing Development Series 2000 B (A-1+/VMIG1)
3,300,000	1.850	04/02/08	3,300,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alaska — (continued)
Alaska State Housing Finance Corp. VRDN RB Housing Development Series 2002 D (MBIA) (A-1+/VMIG1)
$26,020,000	2.000%	04/03/08	$26,020,000

			$107,480,000

Arizona — 1.5%
Arizona Health Facilities Authority VRDN RB Floaters Series 2007-1782 (Morgan Stanley SPA) (F1+)(a)
42,420,000	2.160	04/03/08	42,420,000
Arizona School District TANS Financing Program COPS Series 2007 (SP-1+/MIG1)
15,000,000	4.500	07/30/08	15,040,937
Arizona State Transportation Board Highway Revenue VRDN RB Floater Series 2008-2542 (A-1+)(a)
2,370,000	2.160	04/03/08	2,370,000
Arizona State Transportation Board Highway Revenue VRDN RB Floaters Series 2008-2543 (Morgan Stanley Municipal Products) (A-1+)(a)
2,580,000	2.160	04/03/08	2,580,000
Maricopa County Community College District GO VRDN MERLOTs Series 2007-C-32 (Bank of New York SPA) (A-1+)(a)
13,385,000	2.250	04/02/08	13,385,000
Phoenix Puttable Floating Option GO VRDN Tax-Exempt Receipts P-Floats-EC-1118 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,780,000	2.230	04/03/08	2,780,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Series 2008-2536 (Morgan Stanley Municipal Products) (A-1+)(a)
2,155,000	2.160	04/03/08	2,155,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Putters Series 2008-2658 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,825,000	2.290	04/03/08	1,825,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB ROCS RR-II-R-12039 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,100,000	2.250	04/03/08	6,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue VRDN RB Floaters Series 2006-1430 (Morgan Stanley SPA) (A-1+)(a)
6,850,000	2.160	04/03/08	6,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
15,850,000	2.230	04/03/08	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2007-1840 (Morgan Stanley SPA) (VMIG1)(a)
5,678,000	2.160	04/03/08	5,678,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2007-1841 (Morgan Stanley SPA) (VMIG1)(a)
4,137,000	2.160	04/03/08	4,137,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Arizona — (continued)
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB ROC-II-R-1002 Series 2002 (Citigroup Global Markets SPA) (VMIG1)(a)
$10,815,000	2.240%	04/03/08	$10,815,000
Salt River Project Agricultural Improvement & Power District Electrical Systems VRDN RB Eagle Series 2006-0014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,875,000	2.250	04/03/08	10,875,000
Salt River Project Agricultural Improvement & Power District VRDN RB Eagle Series 2006-0141 (Citibank N.A. SPA) (A-1+)(a)
16,500,000	2.250	04/03/08	16,500,000
Salt River Project VRDN RB for Agricultural Improvement & Power District Electrical Systems Series 2005-1076 (Morgan Stanley SPA) (A-1+)(a)
4,845,000	2.160	04/03/08	4,845,000
Scottsdale Municipal Property Corp. Excise Tax VRDN RB Putters Series 2006-1570 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,500,000	2.290	04/03/08	4,500,000

			$168,705,937

California — 5.3%
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR II R-12016 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
4,000,000	2.220	04/03/08	4,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR II R-12019 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
3,200,000	2.220	04/03/08	3,200,000
Buckeye Union School District GO VRDN Floaters Series 2008-2382 (FSA) (Morgan Stanley Municipal Products SPA) (A-1+)(a)
2,240,000	2.180	04/03/08	2,240,000
California Economic Recovery Board Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2008 P22W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
13,000,000	2.080	04/02/08	13,000,000
California Infrastructure & Economic Development Bank RB Refunding for J Paul RMK-03/26/08 Series 2008 A3 (A-1+/VMIG1)
6,000,000	1.700	04/01/09	6,000,000
California Infrastructure & Economic Development Bank RB Refunding for J Paul RMK-03/27/08 Series 2008 A4 (A-1+/VMIG1)
6,100,000	1.700	04/01/09	6,100,000
California Infrastructure & Economic Development Bank RB Refunding for J Paul RMK-03/28/08 Series 2008 A2 (A-1+/VMIG1)
5,000,000	1.700	04/01/09	5,000,000
California State Department of Water Resources Power Supply VRDN RB Series 2002 C-10 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,545,000	1.750	04/01/08	5,545,000
California State Department of Water Resources VRDN RB P-Float-PT 2989 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
8,075,000	2.200	04/03/08	8,075,000
California State GO CP Series 2008 (Bayerische Landesbank, Dexia Credit Local, California Public Employees Retirement System, California State Teachers Retirement, Calyon, DePfa Bank PLC, Landesbank Hessen-Thueringen, Royal Bank of Canada and Wells Fargo Bank N.A. SPA) (A1/P1)

11,000,000	1.550%	05/02/08	11,000,000
13,000,000	1.400	05/05/08	13,000,000
6,500,000	1.200	05/06/08	6,500,000
23,000,000	1.550	05/08/08	23,000,000
21,000,000	1.500	06/12/08	21,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
California State GO VRDN Floaters Series 2007-2178 (Wells Fargo & Co. SPA) (A-1+)(a)
$4,000,000	2.180%	04/03/08	$4,000,000
California State GO VRDN Floaters Series 2008 DC-8035 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
26,195,000	2.180	04/03/08	26,195,000
California State GO VRDN Series 2003 B-2 (BNP Paribas, Bank of New York and California State Teachers Retirement LOC) (A-1+/VMIG1)
38,600,000	1.600	04/01/08	38,600,000
California State GO VRDN Subseries 2005 B-2 (Societe Generale LOC) (A-1+/VMIG1)
27,485,000	1.600	04/02/08	27,485,000
California State GO VRDN Subseries 2005 B-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
17,305,000	1.600	04/02/08	17,305,000
California State Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2008 K35W Reg. D (FSA) (Lehman Liquidity Co.) (A-1)(a)
4,000,000	2.050	04/02/08	4,000,000
California State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC 1011 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,840,000	3.300	04/01/08	5,840,000
California State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1008 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,970,000	3.300	04/01/08	4,970,000
California State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1017 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
6,155,000	3.300	04/01/08	6,155,000
California State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-EC-1174 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
34,030,000	3.300	04/01/08	34,030,000
California State Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PA-1513 Series 2007 (Merrill Lynch Capital Services) (A-1)(a)
7,800,000	2.340	04/03/08	7,800,000
California State RANS Series 2007 (SP-1+/MIG1)
109,000,000	4.000	06/30/08	109,165,797
California Statewide Communities Development Authority VRDN RB Kaiser Permanente Series 2004 M (A-1)
5,200,000	1.960	04/02/08	5,200,000
East Bay Municipal Utility District Wastewater System VRDN RB Refunding Subseries 2008 C (Dexia Credit Local SPA) (A-1+/VMIG1)
3,000,000	1.750	04/02/08	3,000,000
East Bay Municipal Utility District Water System VRDN RB Refunding Subseries 2008 C2 (A-1+/VMIG1)
5,000,000	1.750	04/02/08	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
East Bay Municipal Utility District Water System VRDN RB Refunding Subseries 2008 C3 (A-1+/VMIG1)
$5,000,000	1.750%	04/02/08	$5,000,000
East Bay Municipal Utility District Water System VRDN RB Refunding Subseries 2008 C4 (A-1+/VMIG1)
12,000,000	1.920	04/02/08	12,000,000
East Bay Municipal Utility District Water System VRDN RB Refunding Subseries 2008 C5 (A-1+/VMIG1)
12,500,000	1.550	04/01/08	12,500,000
East Bay Municipal Utility District Water System VRDN RB Refunding Subseries 2008 C6 (A-1+/VMIG1)
13,000,000	1.550	04/01/08	13,000,000
Huntington Beach Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4267 (FSA) (Merrill Lynch International) (F1+)(a)
8,415,000	2.200	04/03/08	8,415,000
Kern High School District GO VRDN P-Floats-PT-2747 Series 2005 (FSA) (Merrill Lynch Capital Services) (F1+)(a)
8,310,000	2.200	04/03/08	8,310,000
Los Angeles Unified School District GO VRDN Eagle Series 2007-0155 A (FSA) (Landesbank Hessen-Thueringen) (A-1)(a)
6,600,000	2.240	04/03/08	6,600,000
Los Angeles Unified School District GO VRDN ROCS-RR-II R-9121 Series 2007 (FSA) (Citigroup, Inc. SPA) (A-1+)(a)
4,145,000	2.250	04/03/08	4,145,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
16,000,000	1.850	04/03/08	16,000,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2008 A-2 (A-1/VMIG1)
30,000,000	1.850	04/03/08	30,000,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,300,000	2.220	04/03/08	3,300,000
Orange County Sanitation District VRDN COPS Floaters Series 2007 2222 (FSA) (Wells Fargo Bank N.A. SPA) (A-1+)(a)
7,808,000	2.180	04/03/08	7,808,000
Redlands Unified School District GO VRDN Floaters Series 2008-2383 (FSA) (Morgan Stanley Municipal Products) (F1+)(a)
2,405,000	2.180	04/03/08	2,405,000
San Diego Community College District GO VRDN MERLOTs Series 2008 D75 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
9,000,000	2.280	04/02/08	9,000,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
14,050,000	1.800	04/03/08	14,050,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 C (Dexia Credit Local SPA) (A-1+/VMIG1)
6,000,000	1.800	04/03/08	6,000,000
San Diego County Regional Transportation Commission Sales Tax VRDN RB Limited Tax Series 2008 D (Dexia Credit Local SPA) (A-1+/VMIG1)
10,000,000	1.800	04/03/08	10,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California — (continued)
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12223 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
$7,205,000	2.220%	04/03/08	$7,205,000
San Jose Evergreen Community College District GO VRDN Floaters Series 2008-2519 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
10,200,000	2.180	04/03/08	10,200,000

			$612,343,797

Colorado — 2.0%
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
12,290,000	2.150	04/02/08	12,290,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,100,000	2.150	04/02/08	1,100,000
Colorado Health Facilities Authority VRDN RB for Sisters Charity Health System Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,200,000	2.100	04/02/08	5,200,000
Colorado Health Facilities Authority VRDN RB Sisters Charity Health System Series 2003 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,200,000	2.050	04/02/08	2,200,000
Colorado Regional Transportation District BB&T Municipal Trust VRDN RB Floaters Series 2017 (Branch Banking & Trust) (VMIG1)(a)
8,990,000	2.270	04/03/08	8,990,000
Colorado Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank AG LOC)
13,000,000	2.000	06/24/08	13,000,000
Colorado School Mines Entreprise VRDN RB Refunding Series 2008 A (FSA) (Dexia Credit Local LOC) (A-1+/VMIG1)
8,000,000	2.000	04/02/08	8,000,000
Colorado Springs Utilities Improvement VRDN RB Subordinated Lien Series 2006 B (Bayerische Landesbank SPA) (A-1/VMIG1)
66,150,000	2.070	04/03/08	66,150,000
Colorado Springs Utilities Systems VRDN RB Refunding Subordinated Lien Improvement Series 2006 A (Dexia Credit Local SPA) (A-1+/VMIG1)
5,650,000	2.070	04/03/08	5,650,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
1,000,000	2.150	04/03/08	1,000,000
Colorado Springs Utilities VRDN RB Putters Series 2008-2543 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,250,000	2.290	04/03/08	4,250,000
Colorado Springs Utilities VRDN RB System Subordinated Lien Improvement Series 2005 A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
24,155,000	1.880	04/03/08	24,155,000
Colorado Springs VRDN RB Colorado College Project Series 2006 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
6,000,000	1.400	04/01/08	6,000,000
Colorado State General Fund RANS Series 2007 A (SP-1+/MIG1)
71,000,000	4.250	06/27/08	71,087,048

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado — (continued)
Platte River Power Authority Electric VRDN RB Subordinated Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$3,450,000	2.070%	04/02/08	$3,450,000

			$232,522,048

Connecticut — 1.1%
Connecticut State GO Bonds New Money Series 2002 D (AA/Aa3)
4,485,000	5.250	11/15/08	4,574,601
Connecticut State GO Bonds Series 2007 D (AA/Aa3)
14,000,000	4.000	12/01/08	14,092,958
Connecticut State GO VRDN P-Floats-PA-879-R Series 2001 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,445,000	2.280	04/03/08	4,445,000
Connecticut State GO VRDN Series 2005 A-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
32,215,000	1.850	04/03/08	32,215,000
Connecticut State Health & Educational Facilities Authority VDRN RB Yale University Series 2001 V-1 (A-1+/VMIG1)
1,550,000	1.150	04/01/08	1,550,000
Connecticut State Health & Educational Facilities Authority VRDN RB Ascension Health Credit Series 1999 B (A-1+/VMIG1)
1,460,000	2.000	04/02/08	1,460,000
Connecticut State Health & Educational Facilities Authority VRDN RB Floaters Series 2008-2546 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
7,210,000	2.140	04/03/08	7,210,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2005 Y-3 (A-1+/VMIG1)
1,500,000	1.150	04/01/08	1,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB Wesleyan University Series 2003 E (Bank of America N.A. SPA) (A-1+/VMIG1)
6,000,000	1.420	04/01/08	6,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB Yale University Series 1999 U (A-1+/VMIG1)
20,000,000	1.500	04/02/08	20,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB Yale University Series 1999 U2 (A-1+/VMIG1)
11,350,000	1.700	04/02/08	11,350,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB Yale University Floater Trust Series 2008 K34W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
5,365,000	2.250	04/02/08	5,365,000
Yale University CP Series 2007 S2 (A-1+/VMIG1)
17,500,000	1.200	04/08/08	17,500,000

			$127,262,559

Delaware — 0.2%
Delaware State GO Bonds Series 2008 (AAA/Aaa)
6,415,000	5.000	03/01/09	6,579,576

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Delaware — (continued)
Delaware Transportation Authority Transit System VRDN RB Floaters Series 2005-1205 (Morgan Stanley SPA) (A-1+)(a)
$18,927,000	2.160%	04/03/08	$18,927,000
University of Delaware VRDN RB Series 1998 (Bank of America N.A. SPA) (A-1+)
1,500,000	2.050	04/02/08	1,500,000

			$27,006,576

District of Columbia — 0.4%
District of Columbia GO VRDN ROCS RR II R-1090 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+)(a)
4,695,000	2.300	04/03/08	4,695,000
District of Columbia GO VRDN ROCS RR II R-11300 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+)(a)
5,000,000	2.290	04/03/08	5,000,000
Washington DC Metropolitan Transit Authority CP Series 2007 A (Wachovia Bank N.A. LOC) (A-1+/P-1)
32,200,000	1.050	08/06/08	32,200,000

			$41,895,000

Florida — 8.5%
BMO Floating Rate Certificates Securities Trust GO VRDN Putters Series 2008-2 (Bank of Montreal SPA) (VMIG1)(a)
12,185,000	2.290	04/03/08	12,185,000
Broward County Electrical BB&T Municipal Trust GO VRDN Floaters Series 2015 (Branch Banking & Trust) (VMIG1)(a)
11,040,000	2.270	04/03/08	11,040,000
Broward County School Board VRDN COPS Series 2004 D (A-1+/VMIG1)
10,000,000	2.050	04/03/08	10,000,000
Broward County School District TANS Series 2007 (MIG1)
70,000,000	4.000	09/30/08	70,202,699
Escambia County VRDN PCRB Refunding Gulf Power Series 1997 RMKT 03/26/08 (VMIG1)
11,000,000	1.250	04/01/08	11,000,000
Florida Gas Utility VRDN RB Gas Supply Project No. 2 Series 2006 A-2 (Calyon, UBS AG and Dexia Credit Local SPA) (A-1+/VMIG1)
8,160,000	2.000	04/03/08	8,160,000
Florida Gas Utility VRDN RB Gas Supply Project No. 2 Series 2006 A-3 (Calyon, Dexia Credit Local SPA and UBS AG) (A-1+/VMIG1)
14,600,000	1.900	04/03/08	14,600,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A1/P1)
10,000,000	1.700	06/05/08	10,000,000
3,800,000	2.050	06/09/08	3,800,000
Florida Local Government Pooled CP (Wachovia Bank N.A. LOC) (A-1/P1)
72,251,000	2.050	06/09/08	72,251,000
19,667,000	1.550	07/08/08	19,667,000
8,139,000	2.250	07/10/08	8,139,000
Florida Municipal Power Agency CP Series 1995 A (Wachovia Bank N.A. LOC) (A-1)
6,160,000	1.250	04/03/08	6,160,000
19,700,000	2.600	05/19/08	19,700,000
7,200,000	1.550	07/08/08	7,200,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida — (continued)
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2007-137 (Bank of America N.A. SPA) (A-1+)(a)
$5,660,000	2.240%	04/03/08	$5,660,000
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2005 D (FSA) (AAA/Aa1)
6,205,000	5.000	06/01/08	6,235,592
Florida State Board of Education GO VRDN Eagle Series 2007-0048 Class A (Bayerische Landesbank SPA) (A-1)(a)
21,445,000	2.240	04/03/08	21,445,000
Florida State Board of Education GO VRDN Floaters Series 2008-2557 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
4,610,000	2.160	04/03/08	4,610,000
Florida State Board of Education GO VRDN MERLOTs Series 2008 C19 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,885,000	2.250	04/02/08	5,885,000
Florida State Board of Education GO VRDN ROCS RR II R-11302 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,315,000	2.240	04/03/08	4,315,000
Florida State Board of Education GO VRDN ROCS RR II R-11303 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
5,400,000	2.240	04/03/08	5,400,000
Florida State Board of Education GO VRDN ROCS RR II R-12067 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,565,000	2.250	04/03/08	6,565,000
Florida State Board of Education GO VRDN ROCS RR II R-12078 Series 2007 (Bayerische Landesbank SPA) (A-1/VMIG1)(a)
23,050,000	2.240	04/03/08	23,050,000
Florida State Board of Education GO VRDN ROCS RR II R-12154 Series 2007 (Bayerische Landesbank SPA) (A-1/VMIG1)(a)
12,105,000	2.270	04/03/08	12,105,000
Florida State Board of Education GO VRDN ROCS RR II R-6530 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
3,900,000	2.210	04/03/08	3,900,000
Florida State Board of Education Puttable Floating Options Tax-Exempt Receipts GO VRDN P-Floats-PT-3979 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
6,000,000	2.230	04/01/08	6,000,000
Florida State DOT GO Bonds Right of Way Series 2003 A (AAA/Aa1)
5,035,000	5.000	07/01/08	5,051,201
Florida State Financial Department General Services RB for Environmental Protection Preservation 2000-B Series 1998 (AAA/Aaa)
4,650,000	5.500	07/01/08	4,682,049
Florida State Turnpike Authority VRDN RB Floaters Series 2006-1450 (Morgan Stanley SPA) (VMIG1)(a)
4,880,000	2.160	04/03/08	4,880,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,770,000	2.290	04/03/08	4,770,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,000,000	2.290	04/03/08	3,000,000
Jackson County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
3,930,000	1.300	04/01/08	3,930,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida — (continued)
Jacksonville Electric Authority CP Notes Series 2008 C-1 (JPMorgan Chase & Co. SPA) (A1+/P1)
$2,950,000	2.250%	05/05/08	$2,950,000
10,868,000	1.900	06/02/08	10,868,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank AG SPA) (A-1/VMIG1)
5,200,000	1.950	04/02/08	5,200,000
Jacksonville Electric Authority CP Series 2001 C (Dexia Credit Local SPA) (A-1+/VMIG1)
10,200,000	1.950	04/02/08	10,200,000
Jacksonville Electric Authority VRDN RB Series 2008 3-B-3 (Dexia Credit Local SPA) (VMIG1)
12,800,000	2.080	04/02/08	12,800,000
Jacksonville Electric Authority VRDN RB Series 2008 3-B-4 (Dexia Credit Local SPA) (VMIG1)
17,200,000	2.070	04/02/08	17,200,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America N.A. SPA) (A-1/VMIG1)
12,000,000	1.300	04/01/08	12,000,000
Jacksonville Electric Authority VRDN RB Subseries 2008 D (Lloyds TSB Bank PLC SPA) (A-1/VMIG1)
7,845,000	1.500	04/02/08	7,845,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Subseries 2008-A-1 (Bank of New York SPA) (A-1+/VMIG1)
22,500,000	1.800	04/02/08	22,500,000
Jacksonville Electric Authority Water & Sewer VRDN RB Subseries 2008 B-1 (State Street Bank & Trust SPA) (A-1+/VMIG1)
8,600,000	2.070	04/02/08	8,600,000
Miami-Dade County School District TANS Series 2007 (MIG1)
116,000,000	4.000	10/03/08	116,340,177
Orange County School District TANS Series 2007 (MIG1)
50,000,000	4.000	09/30/08	50,144,345
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
3,200,000	2.150	04/02/08	3,200,000
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 B (SunTrust Bank SPA) (A-1+/VMIG1)
18,900,000	2.090	04/02/08	18,900,000
Palm Beach County School District CP (Bank of America N.A. LOC) (A1+/P1)
9,800,000	2.650	08/14/08	9,800,000
3,000,000	2.680	08/14/08	3,000,000
19,400,000	1.200	10/09/08	19,400,000
Palm Beach County School District CP Seres 2008 (Bank of America N.A. LOC) (A1+/P1)
14,750,000	1.800	06/02/08	14,750,000
Sarasota County Utility Systems VRDN RB P-Floats-PT-1559 Series 2002 (ASSURED GTY) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,155,000	2.240	04/03/08	5,155,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1+)(a)
12,275,000	2.240	04/03/08	12,275,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
56,995,000	2.290	04/03/08	56,995,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida — (continued)
South Miami Health Facilities Authority VRDN RB Putters Series 2008-2473 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$3,125,000	2.290%	04/03/08	$3,125,000
Sunshine State CP Series 2008 H (JPMorgan Chase & Co. SPA) (A1/P1)
2,500,000	1.750	04/01/08	2,500,000
Sunshine State Governmental Funding CP Series 2008 H (JPMorgan Chase & Co. SPA) (A-1+/P-1)
8,400,000	1.200	06/10/08	8,400,000
Sunshine State Governmental Funding for Miami-Dade CP Series 2007-1 (DePfa Bank PLC SPA) (A-1+/P-1)
33,000,000	6.000	04/01/08	33,000,000
Sunshine State Miami-Dade CP Series 2008 I (DePfa Bank PLC SPA) (A1/P1)
42,105,000	10.000	04/01/08	42,105,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,660,000	2.290	04/03/08	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS RR-II-R-11306 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,800,000	2.240	04/03/08	6,800,000
University of South Florida Financing Corp. VRDN COPS Master Lease Program Series 2005 B-1 (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
11,500,000	2.000	04/02/08	11,500,000
University of South Florida Financing Corp. VRDN COPS Master Lease Program Series 2005 B-2 (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
11,500,000	2.000	04/02/08	11,500,000
University of South Florida Financing Corp. VRDN COPS Master Lease Program Series 2007 (Wachovia Bank N.A. LOC) (A-1+/VMIG1)
19,700,000	2.000	04/02/08	19,700,000

			$981,001,063

Georgia — 3.2%
Bartow County Development Authority VRDN PCRB Bowen Project 1st-RMKT 03/20/08 Series 1997 (A-1/P-1)
7,600,000	1.250	04/01/08	7,600,000
Bartow County Development Authority VRDN PCRB Georgia Power Plant RMKT-03/25/08 Series 1998 (A-1/VMIG1)
7,800,000	1.300	04/01/08	7,800,000
Burke County Development Authority VRDN PCRB Power Plant Series 1997 RMKT-03/20/08 (A1/P1)
9,920,000	1.150	04/01/08	9,920,000
Burke County Development Authority VRDN PCRB Vogtle Project 2nd-RMKT-03/26/08 Series 1995 (A-1)
10,000,000	1.250	04/01/08	10,000,000
Cobb County Hospital Authority VRDN RB Anticipation Certificates for Wellstar Health Equipment Pool Project Series 2006 (SunTrust Bank LOC) (A-1+/VMIG1)(a)
4,000,000	2.230	04/03/08	4,000,000
Dekalb County Private Hospital Authority VRDN RB RANS for Childrens Healthcare Series 2008 (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
22,400,000	2.070	04/02/08	22,400,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia — (continued)
Dekalb County VRDN RB Water & Sewer ROCS RR-II-R-567 (Citibank N.A. SPA) (VMIG1)(a)
$3,135,000	2.240%	04/03/08	$3,135,000
Fulton County Development Authority VRDN RB Childrens Healthcare Atlanta Series 2008 (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
14,000,000	2.080	04/02/08	14,000,000
Georgia State GO Bonds Series 1994 D (AAA/Aaa)
2,785,000	6.700	08/01/08	2,828,192
Georgia State GO Bonds Series 2002 D (AAA/Aaa)
6,100,000	5.250	08/01/08	6,131,460
Georgia State GO Bonds Series 2007 F (AAA/Aaa)
3,880,000	4.000	12/01/08	3,901,690
Georgia State GO Bonds Series 2007 G (AAA/Aaa)
4,680,000	5.000	12/01/08	4,736,602
Georgia State Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2008 K5W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
6,100,000	2.250	04/02/08	6,100,000
Georgia State Road & Tollway CP Series 2007 A (State Street Bank & Trust SPA) (F1+)
9,900,000	3.180	04/01/08	9,900,000
31,000,000	2.100	07/10/08	31,000,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,190,000	2.070	04/02/08	10,190,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,000,000	2.050	04/02/08	2,000,000
Heard County Development Authority VRDN PCRB Wansley 1st Series 1997 RMKT 03/05/08 (A-1/VMIG1)
7,400,000	1.350	04/01/08	7,400,000
Metropolitan Atlanta Rapid Transit Authority CP Series 2004 (Dexia Credit Local SPA) (A-1+/P-1)
9,400,000	3.050	08/12/08	9,400,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Putters Series 2008-2674 (FSA) (JPMorgan Chase & Co.) (F1+)(a)
13,315,000	2.290	04/03/08	13,315,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 A (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
24,830,000	1.900	04/02/08	24,830,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
30,300,000	1.850	04/02/08	30,300,000
Monroe County Development Authority VRDN PCRB for Scherer Project 1st-RMK 03/20/08 Series 1997 (A-1/P-1)
3,900,000	1.300	04/01/08	3,900,000
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank AG LOC) (A-1+)
14,000,000	2.850	04/01/08	14,000,000
14,000,000	2.850	04/07/08	14,000,000
9,800,000	2.650	05/08/08	9,800,000
22,000,000	2.100	05/30/08	22,000,000
6,420,000	2.300	05/30/08	6,420,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia — (continued)
Municipal Electric Authority of Georgia Project One CP Series 1997 B (Bayerische Landesbank, Wachovia Bank N.A. and Westdeutsche Landesbank) (A1+)
$6,737,000	2.800%	04/07/08	$6,737,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT 04/11/97 (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
10,200,000	2.150	04/02/08	10,200,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT 04/11/97 (A-1+/VMIG1)
8,700,000	1.950	04/02/08	8,700,000
Municipal Electric Authority VRDN RB Project One Series 1994 B RMKT 04/11/97 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
1,450,000	2.250	04/02/08	1,450,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 B-2 (A-1+/VMIG1)
3,100,000	2.040	04/03/08	3,100,000
Private Colleges & University Facilities Authority VRDN RB for Emory University Series 2000 B (A-1+/VMIG1)
3,620,000	1.950	04/02/08	3,620,000
Putnam County Development Authority VRDN PCRB Power Plant RMKT-03/19/08 Series 1996 (A-1/VMIG1)
4,400,000	1.300	04/01/08	4,400,000
Richmond County Development Authority VRDN RB for MCG Health, Inc. Project Series 2008 B (Landesbank Baden-Wurttemberg LOC) (A-1/VMIG1)(b)
8,000,000	1.950	04/01/08	8,000,000
Richmond County Development Authority VRDN RB MCG Health, Inc. Project Series 2008 A (A-1+/VMIG1)(b)
9,000,000	1.900	04/01/08	9,000,000

			$366,214,944

Hawaii — 0.2%
Hawaii State GO Bonds Refunding Series 2002 CY (FSA) (Citibank N.A. SPA) (AAA/Aaa)
6,000,000	4.000	02/01/09	6,063,202
Honolulu City & County Wastewater System VRDN RB ROCS-RR-II-R-12109 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+/VMIG1)(a)
5,845,000	2.260	04/03/08	5,845,000
Honolulu CP Series 2008 (Westdeutsche Landesbank AG SPA) (A1/P1)
6,500,000	2.250	05/02/08	6,500,000

			$18,408,202

Idaho — 0.3%
Idaho State GO TANS Series 2007 (SP-1+/MIG1)
33,200,000	4.500	06/30/08	33,264,653

Illinois — 5.0%
Chicago Board of Education GO VRDN Floater Certificates Series 2007-1714 (ASSURED GTY) (F1+)(a)
13,015,000	2.250	04/03/08	13,015,000
Chicago Board of Education GO VRDN Floater Series 2008-2525 (FSA) (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,005,000	2.210	04/03/08	3,005,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois — (continued)
Chicago GO VRDN Floaters Series 2008-2507 (FSA) (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
$2,510,000	2.210%	04/03/08	$2,510,000
Chicago GO VRDN Putters Series 2006-1286 (FSA) (JPMorgan Chase Bank & Co. SPA) (A-1+)
4,330,000	2.290	04/03/08	4,330,000
Chicago GO VRDN Spears Series 2005 DB-158 (FSA) (Deutsche Bank AG SPA) (F1+)(a)
4,740,000	2.290	04/03/08	4,740,000
Chicago Metropolitan Water District Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-3964 Series 2007 (Dexia Credit Local SPA) (F1+)(a)
7,080,000	2.240	04/01/08	7,080,000
Chicago Metropolitan Water Reclamation District ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-29 (Bank of America N.A. SPA) (VMIG1)(a)
17,400,000	2.230	04/03/08	17,400,000
Chicago Metropolitan Water Reclamation District BB&T Municipal Trust GO VRDN Floater Series 2007 (Branch Banking & Trust N.A. SPA) (VMIG1)(a)
10,000,000	2.270	04/03/08	10,000,000
Chicago Metropolitan Water Reclamation District GO VRDN ROCS RR II R-11283 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	2.240	04/03/08	2,000,000
Chicago Metropolitan Water Reclamation District GO VRDN ROCS RR-II-R-6077 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
4,880,000	2.240	04/03/08	4,880,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN MERLOTs Series 2008 D77 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,300,000	2.250	04/02/08	2,300,000
Chicago Metropolitan Water Reclamation District VRDN RB ROCS RR II R-11189 Series 2007 (Citigroup Global Markets SPA) (VMIG1)(a)
4,995,000	2.240	04/03/08	4,995,000
Chicago O’Hare International Airport Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008-K27W Reg. D (FSA) (Lehman Liquidity Co. SPA) (A-1)(a)
5,000,000	2.250	04/02/08	5,000,000
Chicago O’Hare International Airport VRDN RB Putters Series 2008-2500 (FSA) (JPMorgan & Chase Co. SPA) (VMIG1)(a)
3,010,000	2.290	04/03/08	3,010,000
Chicago O’Hare International Airport VRDN RB Putters Series 2008-2501 (FSA) (JPMorgan & Chase Co. SPA) (VMIG1)(a)
3,700,000	2.290	04/03/08	3,700,000
Chicago Puttable Floating Option Tax-Exempt Receipts GO VRDN Rites-PT-4507 Series 2008 (FSA) (Merrill Lynch International) (F1)(a)
5,055,000	2.240	04/03/08	5,055,000
Chicago Sales Tax Revenue VRDN RB P-Floats-PT-2866 Series 2005 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
2,780,000	2.240	04/03/08	2,780,000
City of Chicago Eclipse Funding Trust GO VRDN Solar Eclipse Series 2006-3 (FSA) (U.S. Bank N.A. SPA) (VMIG1)(c)
6,195,000	3.800	07/10/08	6,195,000
Cook County GO VRDN Capital Improvement Series 2004 E (Depfa Bank PLC SPA) (A-1/VMIG1)
11,100,000	2.100	04/03/08	11,100,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois — (continued)
Cook County Township High School District No. 225 Northfield Township GO VRDN Putters Series 2008-2445 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$2,700,000	2.290%	04/03/08	$2,700,000
DuPage County Forrest Preservation District GO VRDN P-Floats-PT-3337 Series 2005 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
11,545,000	2.200	04/07/08	11,545,000
Illinois Finance Authority RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)(b)
15,555,000	1.900	01/15/09	15,555,000
Illinois Finance Authority VRDN RB Floater Series 2005 K19-Reg. D (Lehman Brothers SPA) (VMIG1)(a)
4,750,000	2.330	04/02/08	4,750,000
Illinois Finance Authority VRDN RB for Central Dupage Series 2004-A RMKT 03/24/08 (A-1+)
18,000,000	1.250	04/01/08	18,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2004 B-2 (UBS AG SPA) (A-1+/VMIG1)
29,760,000	1.350	04/01/08	29,760,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
4,200,000	1.350	04/01/08	4,200,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Subseries 2004 B-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
6,100,000	1.250	04/01/08	6,100,000
Illinois Finance Authority VRDN RB for Northwestern University Floaters Series 2006-1489 (Morgan Stanley Municipal Products) (F1+)(a)
13,045,000	2.160	04/03/08	13,045,000
Illinois Finance Authority VRDN RB for Northwestern University Floaters Series 2007-2152 (Morgan Stanley Municipal Products SPA) (F1+)(a)
3,040,000	2.160	04/03/08	3,040,000
Illinois Finance Authority VRDN RB for Northwestern University Subseries 2004 A (A-1+/VMIG1)
2,400,000	1.950	04/02/08	2,400,000
Illinois Finance Authority VRDN RB for Resurrection Health Series 2005 B (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
11,555,000	1.320	04/01/08	11,555,000
Illinois Finance Authority VRDN RB for Resurrection Health Series 2005 C (Lasalle Bank N.A. LOC) (A-1+/VMIG1)
12,550,000	2.070	04/03/08	12,550,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/VMIG1)
3,550,000	2.000	04/03/08	3,550,000
Illinois Finance Authority VRDN RB ROCS RR-II-R 6015 Series 2004 (Citigroup, Inc. SPA) (A-1+)(a)
5,555,000	2.240	04/03/08	5,555,000
Illinois Finance Authority VRDN RB University of Chicago Series 2004 B (A-1+/VMIG1)
4,637,000	2.000	04/03/08	4,637,000
Illinois Health Facilities Authority VDRN RB Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
9,600,000	1.250	04/01/08	9,600,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois — (continued)
Illinois Health System Evanston Hospital CP Series 1987 D (A1/P1)
$18,500,000	2.650%	04/03/08	$18,500,000
Illinois Health System Evanston Hospital CP Series 1995 (A1/P1)
4,000,000	1.650	05/15/08	4,000,000
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(a)
3,500,000	2.240	04/03/08	3,500,000
Illinois State GO VRDN P-Floats-PT-3523 Series 2006 (Dexia Credit Local SPA) (F1+)(a)
5,975,000	2.230	04/03/08	5,975,000
Illinois State GO VRDN Putters Series 2007-2183 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,490,000	2.290	04/03/08	5,490,000
Illinois State GO VRDN ROCS RR II R-11165 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
500,000	2.240	04/03/08	500,000
Illinois State GO VRDN ROCS-RR-II-R-1072 (Citibank N.A. SPA) (F1+)(a)
1,695,000	2.240	04/03/08	1,695,000
Illinois State GO VRDN ROCS-RR-II-R-12069 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
4,000,000	2.250	04/03/08	4,000,000
Illinois State GO VRDN Series 2003 B (DePfa Bank PLC SPA) (A-1/VMIG1)
73,650,000	2.130	04/02/08	73,650,000
Illinois State Sales Tax VRDN RB MERLOTs Series 2001 A-102 (Bank of New York N.A. SPA) (A-1+)(a)
20,355,000	2.250	04/02/08	20,355,000
Illinois State Toll Highway Authority Lehman Municipal Trust Reg. D Receipts VRDN RB Floater Trust Series 2008-P21W (FSA) (Lehman Liquidity Co. SPA) (VMIG1)(a)
9,000,000	2.250	04/02/08	9,000,000
Illinois State Toll Highway Authority VRDN RB Refunding Series 1998 B (FSA) (Landesbank Hessen Thueringen SPA) (VMIG1)
7,900,000	2.250	04/03/08	7,900,000
Illinois State Toll Highway Authority VRDN RB Refunding Series 1998 B (FSA) (Landesbank Hessen-Thueringen SPA) (VMIG1)
16,585,000	2.250	04/03/08	16,585,000
Illinois State Toll Highway Authority VRDN RB Senior Priority Tender 03/20/08 Series 2007 A-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
26,000,000	2.150	04/03/08	26,000,000
Illinois State Toll Highway Authority VRDN RB Senior Priority Tender 03/20/08 Series 2007 A-2 (Dexia Credit Local SPA) (A-1+/VMIG1)
24,000,000	2.050	04/03/08	24,000,000
Kane County Community Unit School District No. 304 Geneva GO VRDN Floaters Series 2008-2310 (FSA) (Morgan Stanley Municipal Products SPA) (A-1+)(a)
4,955,000	2.210	04/03/08	4,955,000
Metropolitan Pier & Exposition Authority Dedicated State Tax VRDN RB ROCS RR-II-R-12125 Series 2007 (FSA) (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)(a)
19,000,000	2.330	04/03/08	19,000,000
Metropolitan Pier & Exposition Authority Hospital Facilities VRDN RB P-Floats-PT 3554 Series 2006 (Dexia Credit Local SPA) (F1+)(a)
17,870,000	2.230	04/03/08	17,870,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois — (continued)
Regional Transportation Authority VRDN RB Floaters Series 2008 DCL-020 (FSA) (Dexia Credit Local SPA) (VMIG1)(a)
$18,790,000	2.210%	04/03/08	$18,790,000
University of Illinois Board of Trustees VRDN COPS Series 2008 C (Dexia Credit Local SPA) (A-1+/VMIG1)
11,340,000	2.050	04/02/08	11,340,000
University of Illinois VRDN RB Auxiliary Facilities System Series 2005 B (FSA) (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
5,650,000	2.050	04/02/08	5,650,000

			$570,392,000

Indiana — 1.6%
Ascension Health & Educational Facilities Financing Authority VRDN RB Floaters Series 2007-2138 (Morgan Stanley Municipal Products SPA) (F1+)(a)
16,390,000	2.160	04/03/08	16,390,000
Ascension Health Facilities Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-P123W-Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
4,995,000	2.330	04/02/08	4,995,000
Indiana Health & Educational Facility Financing Authority VRDN RB ROCS RR-II-R-11160 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,125,000	2.240	04/03/08	9,125,000
Indiana State Finance Authority VRDN RB Floater Series 2008-2539 (Morgan Stanley SPA) (A-1+)(a)
5,680,000	2.160	04/03/08	5,680,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+)(a)
12,860,000	2.150	04/03/08	12,860,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2005 A-3 RMKT 03/31/08 (A-1+/VMIG1)
15,500,000	2.000	04/03/08	15,500,000
Indiana State Finance Authority VRDN RB Lease Appropriation Series 2007 A-3 (A-1+/VMIG1)
10,800,000	2.000	04/03/08	10,800,000
Indiana State Finance Authority VRDN RB Putters Series 2006-1642 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,180,000	2.290	04/03/08	1,180,000
Indiana State Financing Authority VRDN RB Lease Appropriation Series 2007 A-1 RMKT 04/01/08(b)
42,000,000	1.900	04/09/08	42,000,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10083 Series 2007 (Bank of America N.A. SPA) (A-1+)(a)
17,195,000	2.240	04/03/08	17,195,000
Indiana Transportation Finance Authority Highway VRDN RB ROCS-RR-II-R-10098 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
11,615,000	2.240	04/03/08	11,615,000
Indiana University VRDN RB MERLOTs Series 2008 D64 (Wachovia Bank N.A. SPA) (VMIG1)(a)
4,910,000	2.250	04/02/08	4,910,000
Indianapolis Local Public Improvement Bond Bank Limited Recourse Notes Series 2007 F (SP-1+)
5,800,000	4.000	01/12/09	5,837,270
Indianapolis Local Public Improvement Bond Bank VRDN RB Series 2006-3390 (Dexia Credit PLC SPA) (A-1+)(a)
5,130,000	2.290	04/01/08	5,130,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana — (continued)
Mount Vernon Pollution Control & Solid Waste Disposal VRDN RB for General Electric Co. Project Series 2004 (VMIG1)
$3,000,000	1.100%	04/01/08	$3,000,000
Purdue University VRDN RB Student Facilities System Series 2004 A (A-1+/VMIG1)
4,375,000	2.080	04/02/08	4,375,000
Purdue University VRDN RB Student Facilities System Series 2007 C (A-1+/VMIG1)
3,100,000	1.800	04/02/08	3,100,000
Purdue University VRDN RB Student Fee Series 2005 V (A-1+/VMIG1)
5,800,000	2.080	04/02/08	5,800,000

			$179,492,270

Iowa — 0.6%
Chillicothe VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
5,900,000	2.320	04/02/08	5,900,000
Iowa Financing Authority VRDN RB Refunding for Trinity Health Series 2000 D (JPMorgan Chase & Co. and Northern Trust Co. SPA) (A-1+/VMIG1)
8,615,000	1.950	04/03/08	8,615,000
Iowa State TRANS Series 2007 (SP-1+/MIG1)
38,000,000	4.000	06/30/08	38,068,891
Salix City VRDN PCRB Refunding for Midwest Power Systems, Inc. Project Series 1993 (A-1/VMIG1)
12,400,000	2.320	04/02/08	12,400,000

			$64,983,891

Kansas — 1.0%
Kansas Development Finance Authority VRDN RB ROCS RR-II-R 6518 Series 2005 (Citigroup, Inc. SPA) (VMIG1)(a)
5,640,000	2.240	04/03/08	5,640,000
Kansas State Development Finance Authority VRDN RB for Sisters of Charity Series 2006 C (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
2,600,000	1.300	04/01/08	2,600,000
Kansas State Development Finance Authority VRDN RB Sisters of Charity Series 2006 D (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
31,615,000	1.300	04/01/08	31,615,000
Kansas State DOT Highway VRDN RB Refundiing Series 2002 D (Dexia Credit Local SPA) (A-1+/VMIG1)
22,775,000	1.800	04/01/08	22,775,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-1 (Dexia Credit Local SPA and Westdeutsche Landesbank AG) (A-1+/VMIG1)
2,900,000	2.150	04/03/08	2,900,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-2 (Dexia Credit Local SPA and Westdeutsche Landesbank AG) (A-1+/VMIG1)
3,075,000	2.150	04/03/08	3,075,000
Kansas State DOT Highway VRDN RB Refunding Series 2002 C-3 (Dexia Credit Local SPA and Westdeutsche Landesbank AG) (A-1+/VMIG1)
4,475,000	2.150	04/03/08	4,475,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kansas — (continued)
Kansas State DOT Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
$20,910,000	1.780%	04/02/08	$20,910,000
Kansas State DOT Highway VRDN RB Series 2004 C-4 (DePfa Bank PLC SPA) (A-1/VMIG1)(a)
4,150,000	2.150	04/03/08	4,150,000
Wyandotte County Unified Government of Kansas ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates Series 2004-42 (FSA) (Bank of America N.A. SPA) (F1+)(a)
20,235,000	2.240	04/03/08	20,235,000

			$118,375,000

Kentucky — 0.5%
Kentucky Asset/Liability Commission General Fund TRANS Series 2007 A (SP-1+/MIG1)
2,000,000	4.500	06/26/08	2,003,476
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
2,000,000	2.050	04/02/08	2,000,000
Kentucky Public Energy Authority VRDN RB Gas Supply Series 2006 A (Societe Generale SPA) (A-1+/VMIG1)
55,692,000	1.180	04/01/08	55,692,000

			$59,695,476

Louisiana — 0.2%
Louisiana State GO VRDN P-Floats-MT-190 Series 2005 (FSA) (Landesbank Hessen-Thueringen) (VMIG1)(a)
6,275,000	2.240	04/03/08	6,275,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Series 1996 (Bank of New York SPA) (P-1)
13,070,000	2.250	04/02/08	13,070,000

			$19,345,000

Maryland — 1.9%
Anne Arundel County CP (Westdeutsche Landesbank AG SPA) (A1+/P1)
10,000,000	2.000	04/24/08	10,000,000
19,000,000	2.350	04/24/08	19,000,000
John Hopkins Hospital CP Series 2004 C (Suntrust Bank SPA) (A1+/P1)
10,000,000	1.250	04/02/08	10,000,000
5,000,000	2.400	04/04/08	5,000,000
John Hopkins University CP Hospital Series 2007 B (A1+/P1)
2,200,000	2.000	06/05/08	2,200,000
John Hopkins University CP Series 2007 B (A1+/P1)
7,000,000	3.200	04/03/08	7,000,000
Maryland Health & Education for John Hopkins University CP Series B (Wachovia Bank SPA) (A1/P1)
3,000,000	2.250	04/03/08	3,000,000
7,560,000	2.850	04/07/08	7,560,000
Maryland Health & Higher Education for John Hopkins University CP Series 2007 B (Wachovia Bank N.A. SPA) (A1/P1)
16,000,000	1.100	04/02/08	16,000,000
20,900,000	1.250	04/03/08	20,900,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland — (continued)
Maryland State DOT VRDN RB Floaters Series 2008-2459 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
$3,960,000	2.160%	04/03/08	$3,960,000
Maryland State GO Bonds Capital Improvement Series 2005 A (AAA/Aaa)
2,000,000	5.250	02/15/09	2,060,105
Maryland State GO VRDN P-Float-PA 816 Series 2001 (Merrill Lynch Capital Services SPA) (VMIG1)(a)
5,995,000	2.200	04/03/08	5,995,000
Maryland State GO VRDN Putters Series 2007-1790 B (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,585,000	2.290	04/03/08	4,585,000
Montgomery County CP Series 2002 (Fortis Bank SPA) (A-1+/P1)
27,600,000	2.820	04/07/08	27,600,000
19,000,000	3.280	04/08/08	19,000,000
6,000,000	2.780	05/08/08	6,000,000
Montgomery County CP Series 2002 (Fortis Bank SPA) (A1+/P1)
12,400,000	2.200	05/19/08	12,400,000
Prince Georges County GO VRDN Putters Series 2008-2573 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,000,000	2.290	04/03/08	3,000,000
University of Maryland Systems Auxiliary Facilities & Tuition RB Series 1998 A (AA/Aa2)
8,000,000	5.000	04/01/08	8,000,000
Washington Suburban Sanitation District GO VRDN Bond Anticipation Notes Series 2008 A-7 (VMIG1)
28,100,000	1.950	04/02/08	28,100,000

			$221,360,105

Massachusetts — 5.4%
Massachusetts Bay Transportation Authority CP Series 2008 B (Fortis Bank N.A. SPA) (A1+/P1)
10,000,000	1.800	06/25/08	10,000,000
14,000,000	2.100	06/25/08	14,000,000
Massachusetts Bay Transportation Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008 K20W Reg. D (Lehman Liquidity Co. SPA) (A-1)(a)
2,200,000	2.250	04/03/08	2,200,000
Massachusetts Bay Transportation Authority Munitops Certificates Trust VRDN RB Non-AMT Certificates Series 2007-57 (Bank of America N.A. SPA) (VMIG1)(a)
8,675,000	2.220	04/03/08	8,675,000
Massachusetts Bay Transportation Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4368 Series 2007 (Wells Fargo Bank SPA) (A-1+)(a)
5,060,000	2.210	04/03/08	5,060,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB P-Floats-PT-3684 Series 2006 (Dexia Credit Local SPA) (A-1+)(a)
5,505,000	2.210	04/01/08	5,505,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,720,000	2.290	04/03/08	6,720,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts — (continued)
Massachusetts Bay Transportation Authority Special Assessment VRDN ROCS RR-II-R 507 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
$5,000,000	2.230%	04/03/08	$5,000,000
Massachusetts Bay Transportation Authority VRDN RB Floater Series 2008 DCL-018 (Dexia Credit Local SPA) (A-1+)(a)
6,925,000	2.260	04/03/08	6,925,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8025 (Dexia Credit Local SPA) (VMIG1)(a)
11,805,000	2.150	04/03/08	11,805,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8026 (Dexia Credit Local SPA) (VMIG1)(a)
8,290,000	2.150	04/03/08	8,290,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8027 (Dexia Credit Local SPA) (VMIG1)(a)
21,200,000	2.150	04/03/08	21,200,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8028 (Dexia Credit Local SPA) (VMIG1)(a)
12,960,000	2.150	04/03/08	12,960,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8029 (Dexia Credit Local SPA) (VMIG1)(a)
11,020,000	2.150	04/03/08	11,020,000
Massachusetts Bay Transportation Authority VRDN RB Floaters Series 2008 DC-8031 (Dexia Credit Local SPA) (VMIG1)(a)
8,940,000	2.150	04/03/08	8,940,000
Massachusetts Bay Transportation Authority VRDN RB MERLOTs Series 2008 D79 (Wachovia Bank N.A. SPA) (A-1+)(a)
3,800,000	2.250	04/02/08	3,800,000
Massachusetts Bay Water Authority Lehman Municipal Trust Receipts VRDB RB Floater Trust Series 2008 K15W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
3,700,000	2.280	04/02/08	3,700,000
Massachusetts School Building Authority CP Series 2008 A (Bank of Nova Scotia SPA) (A1+/P1)
8,000,000	1.900	04/03/08	8,000,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA) (A-1+)(a)
5,180,000	2.220	04/03/08	5,180,000
Massachusetts State BB&T Municipal Trust GO VRDN Floaters Series 2007-2005 (Branch Banking & Trust SPA) (VMIG1)(a)
6,450,000	2.270	04/03/08	6,450,000
Massachusetts State CP Series 2007 G (BNP Paribas SPA) (A1+/P1)
23,000,000	2.200	04/04/08	23,000,000
Massachusetts State Development Finance Agency Boston College Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-K49W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
10,000,000	2.280	04/02/08	10,000,000
Massachusetts State Development Finance Agency Boston College VRDN RB ROCS RR-II-R-11286 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	2.240	04/03/08	4,000,000
Massachusetts State Development Finance Agency VRDN RB Harvard University Issue Series 2003 HH (A-1+/VMIG1)
20,000,000	1.500	04/03/08	20,000,000
Massachusetts State GO VRDN Construction Loan Series 2006 A (Dexia Credit Local SPA) (A-1+/VMIG1)
18,450,000	1.470	04/01/08	18,450,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts — (continued)
Massachusetts State GO VRDN Construction Loan Series 2006 B (Bank of America N.A. SPA) (A-1+/VMIG1)
$2,400,000	1.470%	04/01/08	$2,400,000
Massachusetts State GO VRDN Floaters Series 2005-1015 (AMBAC-TCRS) (Morgan Stanley Municipal Products)(a)
9,956,000	3.590	04/03/08	9,956,000
Massachusetts State GO VRDN Floaters Series 2006-1496 (FSA) (F1+)(a)
5,700,000	2.200	04/03/08	5,700,000
Massachusetts State GO VRDN Floaters Series 2008 DC-8022 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
6,690,000	2.200	04/03/08	6,690,000
Massachusetts State GO VRDN Floaters Series 2008 DC-8023 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
11,155,000	2.200	04/03/08	11,155,000
Massachusetts State GO VRDN Floaters Series 2008 DC-8024 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
12,925,000	2.200	04/03/08	12,925,000
Massachusetts State GO VRDN Floaters Series 2008-2544 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
4,105,000	2.200	04/03/08	4,105,000
Massachusetts State GO VRDN P Floats-PA 800 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,995,000	2.210	04/03/08	9,995,000
Massachusetts State GO VRDN Putters Series 2008-2648 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,050,000	2.290	04/03/08	2,050,000
Massachusetts State GO VRDN Refunding Series 1998 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
30,500,000	2.050	04/03/08	30,500,000
Massachusetts State GO VRDN Refunding Series 2005 A (Citibank N.A. SPA) (A-1+/VMIG1)
2,375,000	2.070	04/02/08	2,375,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Boston College ROCS RR II R-11320 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
6,500,000	2.240	04/03/08	6,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Capital Asset Program Series 1985 E (VMIG1)
2,500,000	1.250	04/01/08	2,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS RR-II-R-12071 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
17,090,000	2.240	04/03/08	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachussets Institute of Technology Series 2001 J-2 (A-1+/VMIG1)
4,400,000	1.600	04/03/08	4,400,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-2 (A-1+/VMIG1)
8,000,000	1.900	04/03/08	8,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
7,400,000	2.100	04/03/08	7,400,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts — (continued)
Massachusetts State Health & Educational Facilities Authority VRDN RB Massachusetts Institute of Technology Series 2001 J-1 (A-1+/VMIG1)
$10,000,000	1.500%	04/03/08	$10,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB P-Floats-PA 891 Series 2001 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,900,000	2.210	04/03/08	4,900,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Partners Healthcare System Series 2003 D-1 RMKT 03/12/2008 (A-1+/VMIG1)
16,900,000	1.150	04/01/08	16,900,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Partners Healthcare System Series 2005 F4 (Bank of America N.A. SPA) (A-1+/VMIG1)
26,700,000	2.100	04/03/08	26,700,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Tufts University Series 2008 N-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
11,000,000	1.950	04/02/08	11,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Tufts University Series 2008 N-2 (Bank of America N.A. SPA) (A-1+/VMIG1)
13,000,000	1.650	04/09/08	13,000,000
Massachusetts State Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2007-K33W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
11,040,000	2.280	04/02/08	11,040,000
Massachusetts State Lehman Municipal Trust Receipts VRDN RB Floater Trusts Series 2006-P113 Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
4,975,000	2.300	04/02/08	4,975,000
Massachusetts State School Building VRDN RB Eclipse Funding Trust Solar Eclipse Series 2005-0003 (FSA) (U.S. Bank N.A.) (A-1+)(c)
6,370,000	3.800	04/03/08	6,370,000
Massachusetts State Water Pollution Abatement Trust RB Series 2007-13 (AAA/Aaa)
7,245,000	4.000	08/01/08	7,291,720
Massachusetts State Water Pollution Abatement Trust VRDN RB MERLOTs Series 2007-D77 (Wachovia Bank N.A. SPA) (A-1+)(a)
12,940,000	2.300	04/02/08	12,940,000
Massachusetts State Water Pollution Abatement Trust VRDN RB Putters Series 2008-2591 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
14,280,000	2.290	04/03/08	14,280,000
Massachusetts State Water Pollution Abatement VRDN RB Floaters Series 2008-2569 (Morgan Stanley Municipal Products) (F1+)(a)
3,970,000	2.130	04/03/08	3,970,000
Massachusetts State Water Resources Authority VRDN RB Floater Series 2008 DCL-004 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)(a)
6,350,000	2.260	04/03/08	6,350,000
Massachusetts State Water Resources Authority VRDN RB Floater Series 2008 DCL-006 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)(a)
7,020,000	2.260	04/03/08	7,020,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts — (continued)
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008 DCL-005 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)(a)
$15,975,000	2.260%	04/03/08	$15,975,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008 DCL-014 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
12,410,000	2.260	04/03/08	12,410,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008 DCL-015 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
13,100,000	2.260	04/03/08	13,100,000
Massachusetts State Water Resources Authority VRDN RB Floaters Series 2008-2499 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
3,170,000	2.200	04/03/08	3,170,000
Massachusetts State Water Resources Authority VRDN RB P-Floats-PA-1420 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	2.210	04/03/08	5,000,000
Massachusetts State Water Resources Authority VRDN RB Putters Series 2008-2660 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,745,000	2.290	04/03/08	3,745,000
Massachusetts State Water Resources Authority VRDN RB ROCS RR II R-11319 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
3,000,000	2.260	04/03/08	3,000,000
Massachusetts Water Resources Authority CP Series 2008-S94 (Bayerische Landesbank LOC) (A1+/P1)
17,000,000	1.600	04/08/08	17,000,000
7,000,000	1.630	06/12/08	7,000,000

			$621,757,720

Michigan — 3.1%
Detroit Water Authority Lehman Municipal Trust Receipts VRDN RB Floaters Trust Series 2008 K21 Reg. D (FSA) (Lehman Liquidity Co. SPA) (VMIG1)(a)
2,800,000	2.250	04/03/08	2,800,000
Detroit Water Supply System VRDN RB Second Lien Series 2006 B (FSA) (DePfa Bank PLC SPA) (A-1/VMIG1)
3,650,000	2.100	04/03/08	3,650,000
Lakewood Public Schools GO VRDN Putters Series 2008-2624Z (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,610,000	2.290	04/03/08	2,610,000
Michigan Municipal Bond Authority VRDN RB Floaters Series 2008-2567 (Morgan Stanley Municipal Products) (A-1+)(a)
5,090,000	2.160	04/03/08	5,090,000
Michigan Municipal Bond Authority VRDN RB Putters Series 2002-286 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,100,000	2.290	04/03/08	4,100,000
Michigan Municipal Bond Authority VRDN RB ROCS RR-II-R-10170 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
14,920,000	2.240	04/03/08	14,920,000
Michigan Municipal Bond Authority VRDN RB ROCS RR-II-R-8510 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
4,500,000	2.240	04/03/08	4,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan — (continued)
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II-R-11254 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
$3,800,000	2.250%	04/03/08	$3,800,000
Michigan State Building Authority VRDN RB Multi-Modal Facilities Program Series 2005-IIA (DePfa Bank PLC SPA) (A-1/VMIG1)
1,100,000	2.150	04/03/08	1,100,000
Michigan State Building Authority VRDN RB P-Floats-PT 2807 Series 2005 (ASSURED GTY) (Merrill Lynch Capital Services SPA) (F1+)(a)
6,825,000	2.240	04/07/08	6,825,000
Michigan State GO Notes 2007 A (DePfa Bank PLC LOC) (SP-1+/MIG1)
187,900,000	4.000	09/30/08	188,875,537
Michigan State Hospital Finance Authority VRDB RB Floaters Series 2006-1308 (Morgan Stanley SPA) (VMIG1)(a)
4,980,000	2.160	04/03/08	4,980,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 1999 B (A-1+)
400,000	1.950	04/02/08	400,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Hospital Henry Ford Health Series 2006 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,930,000	2.070	04/02/08	5,930,000
Michigan State University VRDN RB General Series 2000 A (DePfa Bank PLC SPA) (A-1/VMIG1)
7,000,000	2.080	04/02/08	7,000,000
Michigan State University VRDN RB General Series 2001-2000 A (DePfa Bank PLC SPA) (A-1/VMIG1)
2,000,000	2.080	04/02/08	2,000,000
Michigan State University VRDN RB General Series 2002 A (DePfa Bank PLC SPA) (A-1/VMIG1)
20,085,000	1.350	04/01/08	20,085,000
Michigan State University VRDN RB General Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,200,000	2.050	04/02/08	5,200,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,665,000	2.050	04/02/08	2,665,000
University of Michigan VRDN RB Floating Refunding Hospital Series 1998 A-2 (A-1+/VMIG1)
9,700,000	1.250	04/01/08	9,700,000
University of Michigan Regents CP Series 2008 F (A1+/P1)
7,500,000	2.650	04/08/08	7,500,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/VMIG1)
1,625,000	2.080	04/03/08	1,625,000
University of Michigan VRDN RB General Series 2002 (A-1+/VMIG1)
4,180,000	2.000	04/03/08	4,180,000
University of Michigan VRDN RB General Series 2005 B (A-1+/VMIG1)
3,810,000	2.050	04/03/08	3,810,000
University of Michigan VRDN RB General Series 2008 A (A-1+/VMIG1)
19,010,000	1.150	04/01/08	19,010,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/VMIG1)
4,400,000	1.250	04/01/08	4,400,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Michigan — (continued)
University of Michigan VRDN RB Hospital Series 2005 B (A-1+/VMIG1)
$1,445,000	2.000%	04/03/08	$1,445,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/VMIG1)
1,200,000	1.250	04/01/08	1,200,000
University of Michigan VRDN RB Series 2008 B (A-1+/VMIG1)
13,200,000	1.950	04/03/08	13,200,000

			$352,600,537

Minnesota — 1.3%
Minnesota Public Facilities Authority Water PCRB Series 2005 C (AAA/Aaa)
5,000,000	5.000	03/01/09	5,134,636
Minnesota State GO Bonds Series 2005 (AAA/Aa1)
6,000,000	5.000	10/01/08	6,052,711
Minnesota State GO VRDN Eagle Tax-Exempt Trust Series 2001-2301 Class A (Citibank N.A. SPA) (A-1+)(a)
3,300,000	2.250	04/03/08	3,300,000
Minnesota State GO VRDN MERLOTs Series 2008 C22 (Wachovia Bank N.A. SPA) (A-1+)(a)
8,000,000	2.250	04/02/08	8,000,000
Minnesota State GO VRDN P-Floats-PT-3557 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
21,270,000	2.200	04/03/08	21,270,000
Minnesota State Higher Education Facilities VRDN RB for Carleton College Series 2005 6D (Wells Fargo Bank N.A. SPA) (VMIG1)
1,800,000	1.800	04/03/08	1,800,000
Minnesota State Refunding GO Bonds Series 2003 (AAA/Aa1)
5,900,000	5.000	08/01/08	5,925,637
Rochester County Mayo Foundation CP Series 2000 B (U.S. Bank N.A. SPA) (A1+/VMIG1)
9,000,000	1.700	07/10/08	9,000,000
Rochester County Mayo Foundation CP Series 2001 C (U.S. Bank N.A. SPA) (SP1+)
16,200,000	2.000	06/05/08	16,200,000
St. Cloud Health Care VRDN RB Centracare Health System Project Series 2008 C (ASSURED GTY) (Royal Bank of Nova Scotia SPA) (VMIG1)
5,000,000	2.200	04/03/08	5,000,000
St. Cloud Health Care VRDN RB Centracare Health System Series 2008 A (ASSURED GTY) (JP Morgan Chase & Co. SPA) (VMIG1)
6,000,000	2.070	04/03/08	6,000,000
St. Cloud Health Care VRDN RB Centracare Health System Series 2008 B (ASSURED GTY) (Bank of Nova Scotia SPA) (VMIG1)
5,305,000	2.070	04/03/08	5,305,000
University of Minnesota CP Series 2008 (A1+/P1)
22,375,000	1.250	04/02/08	22,375,000
7,800,000	2.630	04/04/08	7,800,000
7,330,000	2.200	05/19/08	7,330,000
University of Minnesota VRDN RB ROCS-II-R 29 Series 2000 (Citigroup Global Markets SPA) (A-1+)(a)
7,165,000	2.240	04/03/08	7,165,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota — (continued)
University of Minnesota VRDN RB Weekly Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
$10,000,000	2.080%	04/02/08	$10,000,000

			$147,657,984

Mississippi — 0.7%
Jackson County Port Facility VRDN RB Refunding for Chevron USA, Inc. Project Series 1993 (A-1+/P-1)
20,500,000	1.150	04/01/08	20,500,000
Jackson County VRDN PCRB Refunding for Chevron U.S.A. Inc. Project Series 1992 (VMIG1)
6,900,000	1.350	04/01/08	6,900,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (A-1+/VMIG1)
15,800,000	2.050	04/02/08	15,800,000
Mississippi Development Bank Special Obligation VRDN RB for Municipal Gas Authority Natural Gas Project Series 2005 (Societe Generale SPA) (A-1+/VMIG1)
500,000	1.800	04/03/08	500,000
Mississippi Development Bank Special Obligation VRDN RB P-Floats-PT-2403 Series 2004 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,955,000	2.330	04/03/08	4,955,000
Mississippi State GO Bonds Capital Improvement Series 2007 B (AA/Aa3)
8,900,000	4.000	12/01/08	8,963,820
Mississippi State GO VRDN ROCS RR-II-R-10182 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
9,000,000	2.240	04/03/08	9,000,000
Mississippi State GO VRDN ROCS RR-II-R-12158 Series 2007 (Bayerische Landesbank SPA) (A-1/VMIG1)(a)
14,280,000	2.270	04/03/08	14,280,000

			$80,898,820

Missouri — 1.7%
Bi-State Development Agency of Missouri-Illinois Metropolitan District VRDN RB for Metrolink Cross County Project Series 2002 A (FSA) (Westdeutche Landesbank AG SPA) (A-1+/VMIG1)
25,760,000	2.250	04/02/08	25,760,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Series 2007 A (Bank of America N.A. SPA) (A-1+)
15,800,000	1.150	04/01/08	15,800,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,300,000	1.250	04/01/08	4,300,000
Missouri Health & Education Facilities Authority ABN AMRO Munitops Certificate Trust VRDN RB Non-AMT Series 2006-90 (Bank of America N.A. SPA) (VMIG1)(a)
19,050,000	2.230	04/03/08	19,050,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri — (continued)
Missouri Health & Educational Facilities Authority VRDN RB for SSM Health Care Series 2005 C-4 (FSA) (Citibank N.A. SPA) (A-1+)(a)
$20,165,000	2.050%	04/02/08	$20,165,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Series 2004 B (Dexia Credit Local SPA) (A-1+/VMIG1)
16,600,000	1.250	04/01/08	16,600,000
Missouri Highway Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-MT-499 Series 2007 (Landesbank Hessen-Thueringen SPA) (F1+)(a)
5,000,000	2.230	04/03/08	5,000,000
Missouri State Board of Public Buildings Special Obligation VRDN RB Floaters Series 2006-1433 (Morgan Stanley SPA) (A-1+)(a)
10,575,500	2.160	04/03/08	10,575,500
Missouri State Health & Educational Facilities Authority VRDN RB BJC Health System Series 2005 B (Bank of Nova Scotia and JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,610,000	1.300	04/01/08	10,610,000
Missouri State Health & Educational Facilities Authority VRDN RB Floaters Series 2005-1049 (Morgan Stanley SPA) (VMIG1)(a)
21,025,000	2.160	04/03/08	21,025,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,700,000	1.200	04/01/08	2,700,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,935,000	1.250	04/01/08	3,935,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2006-1393 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,985,000	2.290	04/03/08	4,985,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,885,000	2.290	04/03/08	8,885,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2657 (JPMorgan Chase Co. SPA) (VMIG1)
2,300,000	2.290	04/03/08	2,300,000
Missouri State Highways and Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4015 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
4,125,000	2.200	04/03/08	4,125,000
Missouri State Highways and Transportation Commission VRDN RB Multi-Model Third Lien Series 2005 B-2 (State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
3,315,000	1.800	04/02/08	3,315,000
Missouri State Highways and Transportation Commission VRDN RB Putters Series 2008-2623 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,350,000	2.290	04/03/08	5,350,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
5,200,000	1.250	04/01/08	5,200,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri — (continued)
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
$1,500,000	1.250%	04/01/08	$1,500,000

			$191,180,500

Montana — 0.1%
Forsyth, MT VRDN PCRB Refunding for Pacificorp Project Series 1988 (BNP Paribas LOC) (A-1+/P-1)
6,000,000	1.450	04/01/08	6,000,000
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Health System Series 2003 (Bank of Montreal SPA) (A-1+/VMIG1)
4,000,000	2.050	04/02/08	4,000,000
Providence, MT Facility Finance Authority VRDN RB Putters Series 2007-2296 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,620,000	2.290	04/03/08	5,620,000

			$15,620,000

Nebraska — 0.2%
American Public Energy Agency Nebraska Gas Supply VRDN RB National Public Gas Agency Project Series 2003 B (Societe General SPA) (A-1+/VMIG1)
2,099,000	2.000	04/03/08	2,099,000
Douglas County School District No. 001 GO VRDN P-Floats-PT-2060 Series 2003 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,100,000	2.240	04/03/08	5,100,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
5,995,000	2.240	04/03/08	5,995,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II-R-11291 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
8,580,000	2.240	04/03/08	8,580,000

			$21,774,000

Nevada — 1.7%
Clark County Airport VRDN RB System Subordinated Lien Series 2008 D-1 (A-1/VMIG1)
6,500,000	2.070	04/02/08	6,500,000
Clark County Airport VRDN RB System Subordinated Lien Series 2008 D-2 (A-1/VMIG1)
30,700,000	2.070	04/02/08	30,700,000
Clark County Airport VRDN RB System Subordinated Lien Series 2008-D-3 (A-1/VMIG1)
12,000,000	2.000	04/02/08	12,000,000
Clark County CP Series 2008 (BNP Paribas LOC) (A1+/P1)
4,000,000	2.200	06/05/08	4,000,000
7,500,000	2.150	08/06/08	7,500,000
Clark County CP Series 2008 A (A1+/P1)
6,000,000	1.700	06/11/08	6,000,000
Clark County GO VRDN Lehman Municipal Trust Receipts Floater Trust Series 2007-K76W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
10,000,000	2.280	04/02/08	10,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada — (continued)
Clark County Refunding GO Bonds for Public Safety Series 2004 A (FSA) (AAA/Aaa)
$4,200,000	4.000%	06/01/08	$4,203,796
Clark County School District GO VRDN Floater Series 2008-2318 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,545,000	2.160	04/03/08	3,545,000
Clark County School District GO VRDN Putters Series 2006-1429 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,595,000	2.290	04/03/08	7,595,000
Clark County School District GO VRDN ROCS RR II R-11297 (Citibank N.A. SPA) (A-1+)(a)
3,780,000	2.240	04/03/08	3,780,000
Las Vegas Convention Center CP Series 2007 (Bank of Nova Scotia, Fortis Bank and State Street Bank LOC) (A-1+/P-1)
7,000,000	2.850	04/07/08	7,000,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas and Lloyd TSB Bank SPA) (A1+/P1)
7,300,000	2.200	05/19/08	7,300,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas and Lloyds TSB Bank PLC SPA) (A1+/P1)
4,000,000	3.000	04/01/08	4,000,000
6,875,000	1.300	04/02/08	6,875,000
15,000,000	2.650	04/04/08	15,000,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas and Lloyds TSB Bank SPA) (A1+/P1)
14,000,000	2.150	05/19/08	14,000,000
4,500,000	2.100	06/04/08	4,500,000
Las Vegas Valley Water District GO Bonds Refunding & Improvement Series 2008 A (AA+/Aa1)
5,400,000	5.000	02/01/09	5,533,812
Las Vegas Valley Water District GO VRDN for Water Improvement Series 2006 B (Dexia Credit Local SPA) (A-1+/VMIG1)
900,000	1.450	04/01/08	900,000
Las Vegas Valley Water District GO VRDN for Water Improvement Series 2006 C (Dexia Credit Local SPA) (VMIG1)
3,685,000	1.350	04/01/08	3,685,000
Nevada State GO Capital Improvements Series 1998 B (AA+/Aa1)
3,600,000	5.000	06/01/08	3,607,429
Nevada State GO VRDN MERLOTs Series 2008 D81 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
2,500,000	2.250	04/02/08	2,500,000
Truckee Meadows Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4444 Series 2007 (FSA) (Merrill Lynch International SPA) (F1+)(a)
9,470,000	2.240	04/03/08	9,470,000
Truckee Meadows Water Authority CP Series 2008 (Lloyds TSB Bank PLC LOC) (A1+/P1)
11,000,000	1.250	10/07/08	11,000,000

			$191,195,037

New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority VRDN RB Dartmouth College Series 2003 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
22,265,000	2.030	04/02/08	22,265,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New Hampshire — (continued)
New Hampshire Health & Education Facilities Authority VRDN RB Dartmouth College Series 2007 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$7,400,000	1.450%	04/01/08	$7,400,000

			$29,665,000

New Jersey — 0.6%
Garden State Preservation Trust Open Space & Farmland VRDN RB Floaters Series 2007-DCL 006 (FSA) (Dexia Credit Local SPA) (VMIG1)(a)
6,210,000	2.200	04/03/08	6,210,000
New Jersey State TRANS Series 2007 (SP-1+/MIG1)
46,000,000	4.500	06/24/08	46,092,600
New Jersey State Transportation Trust Fund Authority VRDN RB Floater Series 2008-2540 (FSA) (Mogan Stanley Municipal Products) (A-1+)(a)
4,370,000	2.290	04/03/08	4,370,000
New Jersey State Transportation Trust Fund Authority VRDN RB Floaters Series 2008 DC8033 (FSA) (Dexia Credit Local SPA) (A-1+)(a)
8,575,000	2.210	04/03/08	8,575,000

			$65,247,600

New Mexico — 0.4%
Bernalillo County TRANS Series 2007 (MIG1)
23,275,000	4.000	12/12/08	23,432,403
Farmington VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 B (Barclays Bank PLC LOC) (A-1+/P-1)
12,000,000	1.350	04/01/08	12,000,000
New Mexico State Highway Commission Tax RB Senior-Subordinated Lien Series 2001 A (AAA/Aa2)
5,000,000	5.000	06/15/08	5,015,589
University of New Mexico VRDN RB Putters Series 2008-2498 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,995,000	2.290	04/03/08	2,995,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
5,000,000	2.200	04/02/08	5,000,000

			$48,442,992

New York — 10.6%
Jay Street Development Corp. Certificates Facilities Lease VRDN RB New York City Jay Street Project Series 2003 A-4 (DePfa Bank PLC LOC) (A-1/VMIG1)
3,860,000	1.250	04/01/08	3,860,000
Jay Street Development Corp. Certificates Facilities Lease VRDN RB New York City Jay Street Project Series 2005 A (DePfa Bank PLC LOC) (A-1/VMIG1)
1,400,000	1.250	04/01/08	1,400,000
Jay Street Development Corp. Certificates Facilities Lease VRDN RB Series 2003 A-1 (DePfa Bank PLC LOC) (A-1/VMIG1)
2,170,000	2.000	04/02/08	2,170,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
Jay Street Development Corp. Certificates Facilities Lease VRDN RB Series 2003 A-3 (DePfa Bank PLC LOC) (A-1/VMIG1)
$2,300,000	1.750%	04/02/08	$2,300,000
Long Island Power Authority Electric System VRDN RB Series 2 Subseries 1998 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
13,780,000	1.250	04/01/08	13,780,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 1B RMKT 05/23/03 (State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
6,300,000	1.220	04/01/08	6,300,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 2A (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
4,500,000	2.000	04/02/08	4,500,000
Long Island Power Authority VRDN RB ROCS RR II R-11051 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+)(a)
15,135,000	2.260	04/03/08	15,135,000
Metropolitan Transportation Authority VRDN RB P-Floats-PA-1077 Series 2002 (FSA) (Bank of New York SPA) (A-1+)(a)
19,445,000	2.200	04/03/08	19,445,000
Metropolitan Transportation Authority VRDN RB Subseries 2005 E-2 (Fortis Bank SPA) (A-1+/VMIG1)
5,400,000	2.100	04/03/08	5,400,000
New York City GO VRDN Fiscal 2008 Subseries J-7 (Landesbank Hessen-Thueringen LOC) (A-1/VMIG1)(b)
14,400,000	1.700	04/01/08	14,400,000
New York City GO VRDN Floater Certificates Series 2001-525 (MBIA) (Morgan Stanley Municipal Products) (VMIG1)(a)
5,910,000	2.190	04/03/08	5,910,000
New York City GO VRDN Floater Series 2007-2256 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
4,300,000	2.140	04/03/08	4,300,000
New York City GO VRDN Floater Series 2007-2260 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
21,700,000	2.140	04/03/08	21,700,000
New York City GO VRDN MERLOTs Series 2008 C24 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	2.300	04/02/08	5,000,000
New York City GO VRDN MERLOTs Series 2008 D-87 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,000,000	2.250	04/02/08	4,000,000
New York City GO VRDN Putters Series 2008-2412 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,890,000	2.290	04/03/08	7,890,000
New York City GO VRDN Putters Series 2008-2467 (PNC Bank N.A.) (A-1+)(a)
2,600,000	2.290	04/03/08	2,600,000
New York City GO VRDN ROCS RR II R-8062 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
8,395,000	2.230	04/03/08	8,395,000
New York City GO VRDN ROCS RR-II-R-11299 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,395,000	2.230	04/03/08	4,395,000
New York City GO VRDN ROCS RR-II-R-8061 Series 2007 (Citigroup Financial Products SPA) (A1+)(a)
5,135,000	2.230	04/03/08	5,135,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York City GO VRDN Series 1993 Subseries A-4 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
$2,300,000	1.150%	04/01/08	$2,300,000
New York City GO VRDN Series 1993 Subseries A-7 (A-1+/VMIG1)(a)
6,500,000	1.250	04/01/08	6,500,000
New York City GO VRDN Series 1993 Subseries E-3 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
5,600,000	1.250	04/01/08	5,600,000
New York City GO VRDN Series 1993 Subseries E5 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
1,100,000	1.270	04/01/08	1,100,000
New York City GO VRDN Series 1994 Subseries B-9 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
10,500,000	2.000	04/02/08	10,500,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
8,745,000	1.920	04/02/08	8,745,000
New York City GO VRDN Series 2002 Subseries C-3 (BNP Paribas LOC) (A-1+/VMIG1)
5,300,000	1.800	04/02/08	5,300,000
New York City GO VRDN Series 2002 Subseries C-4 (BNP Paribas LOC) (A-1+/VMIG1)
1,100,000	2.000	04/02/08	1,100,000
New York City GO VRDN Series 2004 Subseries H-3 (Bank of New York LOC) (A-1+/VMIG1)
3,700,000	1.800	04/02/08	3,700,000
New York City GO VRDN Series 2004 Subseries H-4 (Bank of New York LOC) (A-1+/VMIG1)
7,860,000	1.250	04/01/08	7,860,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
695,000	1.800	04/02/08	695,000
New York City GO VRDN Series 2005 Subseries F-4 (The Royal Bank of Canada LOC) (A-1+/VMIG1)
1,100,000	1.800	04/01/08	1,100,000
New York City GO VRDN Subseries 2003 A-5 (HSBC Bank USA LOC) (A-1+/VMIG1)
5,820,000	2.050	04/02/08	5,820,000
New York City GO VRDN Subseries 2004 H-7 (KBC Bank NV LOC) (A-1+/VMIG1)
9,060,000	1.250	04/01/08	9,060,000
New York City GO VRDN Subseries1996 J-3 RMKT 05/03/99 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
2,400,000	2.000	04/02/08	2,400,000
New York City Municipal Finance Authority Water & Sewer Lehman Municipal Trust Receipts VRDN RB Floaters Trust Series 2006-945U Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1/VMIG1)(a)
11,710,000	2.200	04/02/08	11,710,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Floaters Series 2007-1926 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
8,178,500	2.140	04/03/08	8,178,500
New York City Municipal Finance Authority Water & Sewer System VRDN RB ROCS RR-II-R-10301 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
11,000,000	2.230	04/03/08	11,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York City Municipal Finance Authority Water & Sewer System VRDN RB Second Generation Fiscal 2008 BB-2 Series 2007 (Bank of America N.A. SPA) (VMIG1)
$23,410,000	1.800%	04/01/08	$23,410,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB 2nd Generation Fiscal 2008 Series 2007 BB-4 (Fortis Bank SPA) (A-1+/VMIG1)
8,200,000	2.050	04/03/08	8,200,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB 2nd Generation Fiscal 2008 Series 2007-BB-1 (Fortis Bank SPA) (A-1+/VMIG1)
2,500,000	1.250	04/01/08	2,500,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)
20,187,000	2.220	04/03/08	20,187,000
New York City Municipal Water Finance Authority CP Series 1 (Dexia Credit Local SPA and JPMorgan Chase & Co. LOC) (A1+/P1)
92,000,000	2.350	05/01/08	92,000,000
New York City Municipal Water Finance Authority CP Series 6 (Landesbank Baden-Wurrttemberg and Landesbank Hessen-Theuringen SPA) (A1+/P1)
54,000,000	2.250	05/01/08	54,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series F Subseries 2003 F-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
28,850,000	1.800	04/03/08	28,850,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Float-PA Series 2007-1022 (Bank of New York SPA) (A-1)(a)
17,525,000	2.200	04/03/08	17,525,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB for Fiscal 2003 Subseries 2002 C-3 (DePfa Bank PLC SPA) (A-1/VMIG1)
11,400,000	1.250	04/01/08	11,400,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Floaters Series 2008-2553 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
3,000,000	2.190	04/03/08	3,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Floaters Series 2008-2466 (Morgan Stanley Municipal Products) (A-1+)(a)
15,000,000	2.140	04/03/08	15,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB P-Floats-PT-3401 Series 2006 (Merrill Lynch International SPA) (F1+)(a)
10,300,000	2.200	04/03/08	10,300,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-2464 (PNC Bank N.A. SPA) (A-1+)(a)
7,200,000	2.290	04/03/08	7,200,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-2540 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,940,000	2.290	04/03/08	1,940,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-2593 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$9,210,000	2.290%	04/03/08	$9,210,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-2 (Lloyds TSB Bank SPA) (A-1+/VMIG1)
6,500,000	1.200	04/01/08	6,500,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-4 (A-1+/VMIG1)
7,000,000	2.000	04/03/08	7,000,000
New York City Transitional Finance Authority VRDN RB Floater Series 2008-2509 (Morgan Stanley Municipal Products) (A-1+)(a)
3,490,000	2.140	04/03/08	3,490,000
New York City Transitional Finance Authority VRDN RB Floaters Series 2007-2072 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
9,500,000	2.140	04/03/08	9,500,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-1 Subseries 1C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,690,000	1.200	04/01/08	1,690,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002-3 Subseries 3B (Citibank N.A. SPA) (A-1+/VMIG1)
4,420,000	1.360	04/01/08	4,420,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,230,000	2.050	04/02/08	4,230,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
6,900,000	2.050	04/02/08	6,900,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
4,300,000	1.200	04/01/08	4,300,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 1999 B-3 (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
19,970,000	2.050	04/02/08	19,970,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 2002 C3 (Dexia Credit Local SPA) (A-1+/VMIG1)
10,745,000	2.050	04/02/08	10,745,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 2002 C5 (Citibank N.A. SPA) (A-1+/VMIG1)
6,790,000	1.200	04/01/08	6,790,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Subseries 2006 A-3 (Dexia Credit Local SPA) (A-1+/VMIG1)
13,565,000	1.750	04/01/08	13,565,000
New York City Transitional Finance Authority VRDN RB MERLOTs Series 2008 D73 (Wachovia Bank N.A. SPA) (A-1+)(a)
4,100,000	2.250	04/02/08	4,100,000
New York City Transitional Finance Authority VRDN RB Puttable Floating Option Tax-Exempt Receipts P-Floats-PT-4418 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
1,640,000	2.280	04/03/08	1,640,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York City Transitional Finance Authority VRDN RB Putters Series 2005-791 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$14,425,000	2.290%	04/03/08	$14,425,000
New York City Transitional Finance Authority VRDN RB Putters Series 2007-1908 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
10,000,000	2.290	04/03/08	10,000,000
New York City Transitional Finance Authority VRDN RB Putters Series 2007-2239 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,200,000	2.290	04/03/08	5,200,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
6,400,000	1.920	04/02/08	6,400,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank SPA) (A-1+/VMIG1)
3,355,000	1.800	04/07/08	3,355,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3 D (Dexia Credit Local SPA) (A-1+/VMIG1)
25,295,000	1.800	04/07/08	25,295,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3 F (Royal Bank of Canada SPA) (A-1+/VMIG1)
20,970,000	1.220	04/01/08	20,970,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3 H (Royal Bank of Canada SPA) (A-1+/VMIG1)
1,200,000	1.200	04/01/08	1,200,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
17,230,000	1.200	04/01/08	17,230,000
New York City Transitional Finance Authority VRDN RB Subseries 2002 2F (Bayerische Landesbank SPA) (A-1+/VMIG1)
3,280,000	1.220	04/01/08	3,280,000
New York City Water Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008 K30W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
6,915,000	2.250	04/02/08	6,915,000
New York State Dormitory Authority Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2007-K46 Reg. D (Lehman Brothers Holdings, Inc. SPA) (A-1)(a)
2,690,000	2.220	04/02/08	2,690,000
New York State Dormitory Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4390 Series 2007 (Merrill Lynch International SPA) (F1+)(a)
4,345,000	2.200	04/03/08	4,345,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2006-1525 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
1,914,000	2.140	04/03/08	1,914,000
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2008-2247 (Morgan Stanley Municipal Products) (A-1+)(a)
10,090,000	2.140	04/03/08	10,090,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York State Dormitory Authority Secondary Issues VRDN RB Floaters Series 2008-2537 (Morgan Stanley Municipal Products) (A-1+)(a)
$2,990,000	2.140%	04/03/08	$2,990,000
New York State Dormitory Authority Secondary Issues VRDN RB Putters Series 2007-2240 (JPMorgan Chase & Co. SPA) (A-1+)(a)
725,000	2.290	04/03/08	725,000
New York State Dormitory Authority Secondary Issues VRDN RB Putters Series 2007-2381 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,350,000	2.290	04/03/08	4,350,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR II R-11186 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,200,000	2.230	04/03/08	6,200,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS RR-II-R-12121 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	2.230	04/03/08	4,000,000
New York State Dormitory Authority VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	2.240	04/03/08	10,000,000
New York State Dormitory Authority VRDN RB Floaters Series 2008 2245 (Morgan Stanley Municipal Products) (A-1+)(a)
15,810,000	2.140	04/03/08	15,810,000
New York State Dormitory Authority VRDN RB Floaters Series 2008-2541 (Morgan Stanley Municipal Products) (A-1+)(a)
6,690,000	2.140	04/03/08	6,690,000
New York State Dormitory Authority VRDN RB Floaters Series 2008-2568 (Morgan Stanley Municipal Products) (A-1+)(a)
3,000,000	2.140	04/03/08	3,000,000
New York State Dormitory Authority VRDN RB Mental Health Services Facilities Series 2004 F-2C (FSA) (Dexia Credit Local SPA) (A-1+)
1,820,000	2.020	04/03/08	1,820,000
New York State Dormitory Authority VRDN RB Mental Health Services Series 2003 Subseries D-2B (FSA) (Dexia Credit Local SPA) (A-1+)
11,500,000	1.900	04/03/08	11,500,000
New York State Environmental Facilities Corp. Clean Water & Drinking VRDN RB Floaters Series 2008-2508 (Morgan Stanley Municipal Products) (VMIG1)(a)
2,785,000	2.140	04/03/08	2,785,000
New York State Environmental Facilities Corp. Clean Water & Drinking VRDN RB MERLOTs Series 2008 D82 (Wachovia Bank N.A. SPA) (VMIG1)(a)
3,600,000	2.250	04/02/08	3,600,000
New York State Environmental Facilities Corp. Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4102 Series 2007 (Dexia Credit Local SPA) (F1+)(a)
8,095,000	2.200	04/07/08	8,095,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
1,300,000	1.920	04/02/08	1,300,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
9,000,000	2.100	04/02/08	9,000,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT 08/02/07 (FNMA) (VMIG1)
29,200,000	2.270	04/02/08	29,200,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (VMIG1)
$1,300,000	2.020%	04/02/08	$1,300,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT 11/09/06 (FNMA) (VMIG1)
28,800,000	2.100	04/02/08	28,800,000
New York State Local Government Assistance Corp. RB Refunding Senior Lien Series 2008 A (AAA/Aa3)
25,000,000	5.000	04/01/09	25,683,111
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 8V (FSA) (JPMorgan Chase & Co. SPA) (A-1+)
7,335,000	1.990	04/02/08	7,335,000
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 A-5V (FSA) (Bank of Nova Scotia SPA) (A-1+)
43,600,000	1.700	04/02/08	43,600,000
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 A-6V (FSA) (KBC Bank NV SPA) (A-1+)
4,145,000	1.700	04/02/08	4,145,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
9,805,000	1.920	04/02/08	9,805,000
New York State Power Authority CP Series 2 (Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, BNP Paribas SPA, JPMorgan Chase & Co., Landesbank Baden-Wurttemberg and State Street Bank & Trust Co.) (A1/P1)

9,700,000	2.640	04/09/08	9,700,000
New York State Power Authority CP Series 8 (Bank of New York SPA, Bank of Nova Scotia, Bayerische Landesbank, JPMorgan Chase & Co., Landesbank Baden-Wurttemberg, State Street Bank & Trust Co. and Wachovia N.A.) (A1/VMIG1)

29,800,000	2.630	05/08/08	29,800,000
New York State Thruway Authority General VRDN RB Putters Series 2008-2551 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,665,000	2.290	04/03/08	1,665,000
New York State Thruway Authority Highway and Bridge Trust Fund VRDN RB Floaters Series 2008-2527 (Morgan Stanley Municipal Products) (A-1+)(a)
2,500,000	2.140	04/03/08	2,500,000
New York State UBS Municipal CRVS VRDN RB Floaters Series 2007-1037 (Bank of New York SPA) (A-1+)(a)
2,220,000	2.240	04/03/08	2,220,000
New York State Urban Development Corp. VRDN RB Floater Series 2008-2348 (Morgan Stanley Municipal Products) (A-1+)(a)
3,200,000	2.140	04/03/08	3,200,000
New York State Urban Development Corp. VRDN RB Putters Series 2007-2329 (JPMorgan Chase & Co. SPA) (A-1+)(a)
8,390,000	2.290	04/03/08	8,390,000
New York State Urban Development Corp. VRDN RB ROCS RR II R-1094 Series 2008 (Citigroup Financial Products) (A-1+)(a)
3,000,000	2.230	04/03/08	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB Floater PA Series 2002-956 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,000,000	2.200	04/03/08	5,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York — (continued)
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2006-1449 (Morgan Stanley Municipal Products SPA) (F1+)(a)
$3,900,000	2.140%	04/03/08	$3,900,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 F (ABN AMRO Bank N.V. SPA) (A-1+/VMIG1)
17,520,000	1.980	04/03/08	17,520,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Subseries 2005 B-1 (DePfa Bank PLC SPA) (A-1/VMIG1)
44,475,000	2.050	04/03/08	44,475,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Subseries 2005 B-4 (Landesbank Baden -Wurttemberg SPA) (A-1+/VMIG1)
28,605,000	2.050	04/03/08	28,605,000
Triborough Bridge & Tunnel Authority VRDN RB Subseries 2005 B-2 (Dexia Credit Local SPA) (A-1+/VMIG1)
9,945,000	1.980	04/03/08	9,945,000

			$1,215,207,611

North Carolina — 4.7%
Brunswick County Entreprise System VRDN RB Floaters Series 2008-2361 (FSA) (Morgan Stanley Municipal Products SPA) (A-1+)(a)
6,230,000	2.210	04/03/08	6,230,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA) (A-1+/VMIG1)
15,095,000	2.050	04/02/08	15,095,000
Charlotte Water & Sewer System VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1+/VMIG1)
5,785,000	2.080	04/03/08	5,785,000
Charlotte Water & Sewer System VRDN RB Series 2006 B (Depfa Bank PLC SPA) (A-1/VMIG1)
6,000,000	2.080	04/03/08	6,000,000
Charlotte-Mecklenberg Hospital Authority Health Care System VRDN RB Series 1996 D (Nationsbank N.A. SPA) (A-1+/VMIG1)
9,600,000	2.070	04/03/08	9,600,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 1996 C (Bank of america N.A. SPA) (A-1+/VMIG1)
3,700,000	2.100	04/03/08	3,700,000
Charlotte-Mecklenburg Hospital Authority Health Care System VRDN RB Series 2006-1272 (Morgan Stanley SPA) (A-1+)(a)
5,070,000	2.210	04/03/08	5,070,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
7,245,000	2.100	04/03/08	7,245,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA) (A-1+/VMIG1)
7,450,000	2.080	04/03/08	7,450,000
Guilford County GO VRDN Series 2005 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
62,215,000	2.100	04/03/08	62,215,000
Mecklenburg County GO VRDN Floaters Series 2008-2460 (Morgan Stanley Municipal Products) (A-1+)(a)
5,195,000	2.160	04/03/08	5,195,000
Mecklenburg County GO VRDN Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
1,700,000	2.090	04/02/08	1,700,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina — (continued)
Mecklenburg County GO VRDN Series 1996 C (Bank of America N.A. SPA) (A-1+/VMIG1)
$2,500,000	2.080%	04/03/08	$2,500,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,385,000	2.100	04/02/08	5,385,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,465,000	2.080	04/03/08	2,465,000
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1+/VMIG1)
8,800,000	2.110	04/03/08	8,800,000
Mecklenburg County VRDN COPS Series 2005 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
29,625,000	2.080	04/03/08	29,625,000
Mecklenburg County VRDN COPS Series 2006 (DePfa Bank PLC SPA) (A-1/VMIG1)(a)
5,965,000	2.080	04/03/08	5,965,000
Mecklenburg County VRDN COPS Series 2007 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
3,500,000	1.200	04/01/08	3,500,000
Mecklenburg County VRDN COPS Series 2008 A (A-1+/VMIG1)
13,000,000	2.250	04/03/08	13,000,000
North Carolina Capital Facilities Duke University CP Series 2008 (A1+/P1)
3,454,000	2.250	05/02/08	3,454,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB for Wake Country Forest University Series 2004 B (A-1+/VMIG1)
8,355,000	2.080	04/03/08	8,355,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2006-0012 A (Citibank N.A SPA) (A1+)(a)
14,365,000	2.250	04/03/08	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	2.230	04/03/08	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2007-1895 (Morgan Stanley SPA) (A-1+)(a)
14,419,000	2.160	04/03/08	14,419,000
North Carolina Capital Facilities Finance Agency VRDN RB Floaters Series 2007-1923 (Morgan Stanley SPA) (A-1+)(a)
2,817,000	2.160	04/03/08	2,817,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,110,000	2.230	04/03/08	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University ROCS RR-II-R-12072 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
8,600,000	2.250	04/03/08	8,600,000
North Carolina Capital Facilities VRDN RB Eagle Tax-Exempt Trust Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	2.250	04/03/08	15,600,000
North Carolina Educational Facilities Finance Agency VRDN RB Duke University Project Series 1991 B (A-1+/VMIG1)
3,500,000	1.600	04/03/08	3,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina — (continued)
North Carolina Infrastructure Finance Corp. VRDN COPS MERLOTs Series 2008 D80 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
$3,000,000	2.250%	04/02/08	$3,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Novant Health Group Series 2004 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,300,000	1.800	04/02/08	2,300,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 A (Bank of America N.A. SPA) (A-1+/VMIG1)
1,100,000	2.070	04/02/08	1,100,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 C (Suntrust Bank SPA) (A-1+/VMIG1)
3,540,000	2.070	04/02/08	3,540,000
North Carolina Medical Care Commission Hospital GO VRDN Duke University Hospital Project Series 1993 A (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
3,500,000	1.630	04/03/08	3,500,000
North Carolina Medical Care Commission Hospital VRDN RB for Baptist Hospital Project Series 2000 (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
6,150,000	2.000	04/02/08	6,150,000
North Carolina Medical Care Commission Hospital VRDN RB for Duke University Hospital Series 1985 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
7,300,000	1.630	04/03/08	7,300,000
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,525,000	2.050	04/02/08	1,525,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
17,250,000	1.700	04/02/08	17,250,000
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
5,730,000	2.070	04/02/08	5,730,000
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
14,065,000	2.050	04/02/08	14,065,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
6,750,000	2.150	04/02/08	6,750,000
North Carolina State GO VRDN Refunding Series 2002 F (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
24,210,000	2.150	04/02/08	24,210,000
North Carolina State University at Raleigh VRDN RB Series 2003 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
8,380,000	2.050	04/02/08	8,380,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
4,950,000	2.230	04/03/08	4,950,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (DePfa Bank PLC SPA) (A-1/VMIG1)
900,000	2.070	04/02/08	900,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B (DePfa Bank PLC SPA) (A-1/VMIG1)
1,000,000	2.070	04/02/08	1,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina — (continued)
Raleigh VRDN RB ROCS RR-II-R 645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
$6,525,000	2.240%	04/03/08	$6,525,000
Union County GO VRDN Series 2004 A (DePfa Bank PLC SPA) (A-1/VMIG1)
5,245,000	2.070	04/03/08	5,245,000
Union County GO VRDN Series 2005 A (DePfa Bank PLC SPA) (A-1/VMIG1)
715,000	2.070	04/03/08	715,000
Union County GO VRDN Series 2005 C (DePfa Bank PLC SPA) (A-1/VMIG1)
925,000	2.070	04/03/08	925,000
University of North Carolina CP Series 2008 A (A-1+/P1)
7,500,000	2.200	08/06/08	7,500,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
4,450,000	2.100	04/03/08	4,450,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,700,000	2.080	04/03/08	4,700,000
University of North Carolina Hospital Chapel Hill VRDN RB Updates Series 2001 A (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
13,680,000	1.200	04/01/08	13,680,000
University of North Carolina Lehman Municipal Trust Receipts VRDN RB Floater Series 2007-P39W Reg. D (Lehman Brothers SPA) (VMIG1)(a)
5,260,000	2.150	04/02/08	5,260,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
19,800,000	2.240	04/03/08	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,345,000	2.250	04/03/08	10,345,000
University of North Carolina VRDN RB Floaters Series 2006-1287 (Morgan Stanley SPA) (A-1+)(a)
3,000,000	2.160	04/03/08	3,000,000
University of North Carolina VRDN RB Floaters Series 2006-1354 (Morgan Stanley SPA) (VMIG1)(a)
10,384,500	2.160	04/03/08	10,384,500
University of North Carolina VRDN RB ROCS RR-II-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,090,000	2.240	04/03/08	3,090,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
1,765,000	2.080	04/02/08	1,765,000
University of North Carolina VRDN RB Series 2001 C (A-1+/VMIG1)
7,325,000	1.950	04/02/08	7,325,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
6,000,000	2.070	04/03/08	6,000,000
Wake County GO VRDN School Series 2007 B (Bank of America N.A. SPA) (A-1+/VMIG1)
10,700,000	2.070	04/03/08	10,700,000
Wake County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,700,000	2.070	04/03/08	1,700,000
Winston Salem VRDN COPS Series 2004 (Dexia Credit Local SPA) (A-1+/VMIG1)
4,080,000	2.070	04/03/08	4,080,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina — (continued)
Winston Salem Water & Sewer System VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)(b)
$1,100,000	2.080%	04/02/08	$1,100,000
Winston-Salem Water & Sewer System VRDN RB Refunding Series 2002 C (A-1+/VMIG1)
800,000	2.100	04/02/08	800,000

			$542,374,500

Ohio — 1.0%
Cincinnati Water System VRDN RB MERLOTs Series 2008 D78 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,500,000	2.250	04/02/08	2,500,000
Cincinnatti School District Austin Trust Certificates VRDN COPS Series 2007-157 (FSA) (Bank of America N.A. SPA) (A-1+)(a)
5,285,000	2.240	04/03/08	5,285,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,360,000	2.290	04/03/08	4,360,000
Columbus GO VRDN ROCS-RR-II-R-11293 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,000,000	2.240	04/03/08	6,000,000
Columbus Sewer Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008 K32W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
9,225,000	2.280	04/02/08	9,225,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,005,000	2.290	04/03/08	3,005,000
Columbus Sewer VRDN RB Series 2008 B (A-1+/VMIG1)
8,060,000	1.780	04/03/08	8,060,000
Montgomery County VRDN RB for Catholic Health Series 2004 B-2 (Bayrische Landesbank SPA) (A-1+/VMIG1)
2,400,000	2.150	04/02/08	2,400,000
Montgomery County VRDN RB for Catholic Health Series 2006 B-2 (A-1+/VMIG1)
28,925,000	2.050	04/02/08	28,925,000
Ohio State BB&T Municipal Trust GO VRDN Floaters Series 2008-3 (Branch Banking & Trust) (VMIG1)(a)
5,755,000	2.160	04/03/08	5,755,000
Ohio State Building Authority VRDN RB MERLOTs Series 2008 D85 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,930,000	2.250	04/02/08	5,930,000
Ohio State GO VRDN Common Schools Series 2005 A (A-1+/VMIG1)
3,350,000	1.950	04/02/08	3,350,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
6,115,000	2.150	04/02/08	6,115,000
Ohio State GO VRDN Floaters Series 2008-2518 (Morgan Stanley Municipal Products) (A-1+)(a)
5,030,000	2.160	04/03/08	5,030,000
Ohio State GO VRDN P-Floats-PT-2137 Series 2004 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,520,000	2.230	04/03/08	5,520,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio — (continued)
Ohio State GO VRDN Putters Series 2006-1295 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$2,455,000	2.290%	04/03/08	$2,455,000
Ohio State Higher Educational Facility VRDN RB for Oberlin College Project Series 2005 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,185,000	1.800	04/02/08	4,185,000
Ohio State University General Receipts VRDN RB Putters Series 2008-2548 (JPMorgan Chase & Co.) (VMIG1)(a)
3,450,000	2.290	04/03/08	3,450,000
Ohio State University General Receipts VRDN RB Series 1999 B (A-1+/VMIG1)
8,280,000	1.830	04/02/08	8,280,000
Ohio State University General Receipts VRDN RB Series 1999 B (A-1+/VMIG1)
1,340,000	1.830	04/02/08	1,340,000

			$121,170,000

Oklahoma — 0.1%
Oklahoma Turnpike Authority VRDN RB Refunding for Second Series 2006 E-Convertible 03/27/2008 (VMIG1)
13,400,000	2.000	04/03/08	13,400,000

			$13,400,000

Oregon — 1.1%
Oregon State GO VRDN Veteran’s Welfare Series 2007-88B (Dexia Credit Local SPA) (VMIG1)
3,200,000	1.250	04/01/08	3,200,000
Oregon State DOT Highway User Tax VRDN RB Sub Lien Series 2006 B-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
6,300,000	1.800	04/03/08	6,300,000
Oregon State DOT Highway User Tax VRDN RB Sub Lien Series 2006 B-2 (Dexia Credit Local SPA) (A-1+/VMIG1)
12,135,000	1.800	04/03/08	12,135,000
Oregon State DOT Highway User Tax VRDN RB Sub Lien Series 2007 B-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
10,800,000	1.800	04/03/08	10,800,000
Oregon State GO TANS Series 2007 A (SP-1+/MIG1)
6,100,000	4.500	06/30/08	6,115,781
Oregon State GO VRDN Series 1985 73-E (JPMorgan Chase & Co. SPA) (VMIG1)
9,000,000	1.800	04/02/08	9,000,000
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
9,885,000	1.800	04/02/08	9,885,000
Oregon State GO VRDN Series 1985 73-G (JPMorgan Chase & Co. SPA) (VMIG1)
2,000,000	1.950	04/02/08	2,000,000
Oregon State GO VRDN Veteran’s Welfare Series 1985 73-H (Bayerische Landesbank SPA) (VMIG1)
48,300,000	1.950	04/02/08	48,300,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Oregon — (continued)
Oregon State GO VRDN Veterans Welfare Series 2005-84 (Dexia Credit Local SPA) (VMIG1)
$9,325,000	1.970%	04/02/08	$9,325,000
Oregon State GO VRDN Veterans Welfare Series 2006-85 (Dexia Credit Local SPA) (VMIG1)
3,500,000	1.250	04/01/08	3,500,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (A-1+/VMIG1)
7,300,000	2.150	04/02/08	7,300,000

			$127,860,781

Pennsylvania — 1.2%
Allegheny County University of Pittsburg Medical Center Puttable Floating Option Tax-Exempt Receipts P-Floats-PT 4150 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
24,995,000	2.230	04/03/08	24,995,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (Bayerische Landesbank LOC) (A-1/VMIG1)
600,000	1.950	04/02/08	600,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (Bayerische Landesbank LOC) (A-1/VMIG1)
4,700,000	1.950	04/02/08	4,700,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 Mode 1 (Bayerische Landesbank LOC) (A-1/VMIG1)
4,850,000	1.950	04/02/08	4,850,000
Delaware Valley Regional Financial Authority Local Government VRDN RB ROCS-RR-R 627 Series 2006 (Citigroup Financial Products) (A-1+/VMIG1)(a)
12,920,000	2.240	04/03/08	12,920,000
Geisinger Authority Health System VRDN RB Series 2002 (Bank of America N.A. SPA) (A-1+/VMIG1)
2,000,000	1.250	04/01/08	2,000,000
Geisinger Authority Health System VRDN RB Series 2005 A (Bank of America SPA) (A-1+/VMIG1)
1,500,000	1.100	04/01/08	1,500,000
Geisinger Authority Health System VRDN RB Series 2005 B (PNC Bank N.A. SPA) (A-1+/VMIG1)
13,050,000	1.250	04/01/08	13,050,000
Geisinger Authority Health System VRDN RB Series 2005 C (PNC Bank N.A. SPA) (A-1+/VMIG1)
3,100,000	1.250	04/01/08	3,100,000
Norwin School District GO VRDN MERLOTs Series 2008 D25 (FSA) (Wachovia Bank N.A. SPA) (VMIG1)(a)
2,660,000	2.250	04/02/08	2,660,000
Pennsylvania Higher Educational Facilties Authority VRDN RB for Thomas Jefferson University Series 2008 B (JP Morgan Chase & Co. LOC) (VMIG1)
5,000,000	2.050	04/03/08	5,000,000
Pennsylvania State GO Bonds Refunding & Projects First Series 2004 (AA/Aa2)
6,000,000	5.250	02/01/09	6,152,801
Pennsylvania State GO Bonds Refunding Series 2002 (AA/Aa2)
2,000,000	5.000	02/01/09	2,053,320
Pennsylvania State GO VRDN Floater Series 2002-1035R (FSA) (Merrill Lynch Capital Services) (A-1)(a)
1,325,000	2.230	04/03/08	1,325,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania — (continued)
Pennsylvania State GO VRDN Floater Series 2007-2223 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
$5,380,000	2.160%	04/03/08	$5,380,000
Pennsylvania State GO VRDN Floaters Series 2008-2573 (Morgan Stanley Municipal Products) (A-1+)(a)
3,095,000	2.160	04/03/08	3,095,000
Pennsylvania State GO VRDN ROCS-RR-II-R-11056 (Citibank N.A. SPA) (A-1+)(a)
3,700,000	2.240	04/03/08	3,700,000
Pennsylvania State Higher Educational Facilties Authority VRDN RB Thomas Jefferson University Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
3,600,000	2.050	04/03/08	3,600,000
Pennsylvania State Turnpike Commission VRDN RB Series 1998 Q (Landesbank Baden-Wurttemberg, Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
1,785,000	1.700	04/01/08	1,785,000
Pennsylvania State Turnpike Commission VRDN RB Series 1998 Q (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
1,450,000	1.700	04/01/08	1,450,000
Pennsylvania State Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
1,000,000	2.050	04/02/08	1,000,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital Project Series 2002 A (Westdeutsche Landesbank AG and JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,300,000	1.250	04/01/08	1,300,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital Project Series 2002 B (Westdeutsche Landesbank AG and JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,600,000	1.250	04/01/08	1,600,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital Project Series 2003 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,200,000	1.250	04/01/08	5,200,000
Philadelphia Water and Wastewater VRDN RB P-Floats-PT-2729 Series 2005 (FSA) (Merrill Lynch Capital Service SPA) (F1+)(a)
4,865,000	2.280	04/03/08	4,865,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Health Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,600,000	2.150	04/02/08	7,600,000
University of Pittsburgh of the Commonwealth of Higher Education VRDN RB Refunding University Capital Project Series 2007 A (Fortis Bank and Banco Bilbao SPA) (A-1+/VMIG1)
5,000,000	2.080	04/03/08	5,000,000
University of Pittsburgh of the Commonwealth of Higher Education VRDN RB Refunding University Capital Project Series 2007 A (Fortis Bank and Banco Bilbao SPA) (A-1+/VMIG1)(a)
5,900,000	2.080	04/03/08	5,900,000
University of Pittsburgh of the Commonwealth of Higher Education VRDN RB University Capital Project Series 2005 A (DePfa Bank PLC SPA) (A-1+/VMIG1)
2,200,000	2.080	04/02/08	2,200,000

			$138,581,121

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp. VRDN RB Refunding for Higher Education Facilities Rhode Island School of Design Series 2008 A (Bank of America N.A. LOC) (VMIG1)
$9,900,000	2.100%	04/02/08	$9,900,000
Rhode Island Health & Educational Building Corp. VRDN RB Refunding for Rhode Island School of Design Series 2008 B (Bank of America N.A. LOC) (VMIG1)
6,300,000	2.100	04/02/08	6,300,000
Rhode Island State & Providence Plantations GO TANS Series 2007 (MIG1)
70,000,000	3.750	06/30/08	70,130,410
Rhode Island State Health & Educational Building Corp. VRDN RB for Higher Education Facility Brown University Series 2003 B (A-1+/VMIG1)
1,250,000	1.900	04/03/08	1,250,000
Rhode Island State Health & Educational Building Corp. VRDN RB for Higher Educational Facilities Brown University Series 2001 B (A-1+/VMIG1)
9,255,000	1.850	04/03/08	9,255,000

			$96,835,410

South Carolina — 0.8%
Charleston Waterworks & Sewer VRDN RB for Capital Improvements Series 2006 B (Wachovia Bank N.A. SPA) (A-1+)
1,000,000	2.100	04/03/08	1,000,000
Charleston Waterworks & Sewer VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA) (A-1+)
6,000,000	2.100	04/03/08	6,000,000
Richland, SC ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2003-29 (FSA) (Bank of America N.A. SPA) (VMIG1)(a)
37,515,000	2.240	04/03/08	37,515,000
South Carolina State GO VRDN ROCS RR-II-R-692WF Series 2006 (Wells Fargo Bank SPA) (VMIG1)(a)
4,090,000	2.850	04/24/08	4,090,000
South Carolina State Public Service Authority CP Series 2007 A (BNP Paribas and Dexia Credit Local LOC)
5,000,000	1.200	05/21/08	5,000,000
South Carolina State Public Service Authority RB Series 2004 A (FSA) (AAA/Aaa)
5,000,000	5.000	01/01/09	5,140,564
South Carolina State Public Service Authority VRDN RB Eagle Series 2007-0099 A (FSA) (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	2.260	04/03/08	10,890,000
South Carolina State Public Service Authority VRDN RB ROCS-RR-II-R-12034 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
10,000,000	2.330	04/03/08	10,000,000
South Carolina State Public Services Revenue for Santee Cooper CP Series 2007 (BNP Paribas and Dexia Credit Local LOC) (A-1+/P-1)
13,000,000	2.700	04/01/08	13,000,000

			$92,635,564

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee — 2.0%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Catholic Health Series 2004 C (A-1+/VMIG1)
$1,000,000	2.050%	04/02/08	$1,000,000
Franklin Public Building Authority VRDN RB Local Government Public Improvement Series 2007-101-A-1 (DePfa Bank PLC SPA) (VMIG1)
1,500,000	1.450	04/01/08	1,500,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A1+/P1)
14,200,000	2.800	04/08/08	14,200,000
6,900,000	2.980	04/08/08	6,900,000
Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A1+/P1)
18,500,000	2.630	05/08/08	18,500,000
4,000,000	2.780	05/08/08	4,000,000
Metropolitan Government Nashville & Davidson County GO VRDN Series 2006 A (DePfa Bank PLC SPA) (A-1/VMIG1)
3,000,000	1.900	04/03/08	3,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
29,005,000	2.150	04/03/08	29,005,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
30,525,000	2.150	04/03/08	30,525,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board VRDN RB Vanderbilt University Series 2005 A-2 (A-1+/VMIG1)
11,975,000	1.750	04/03/08	11,975,000
Metropolitan Government Nashville & Davidson County Water & Sewer VRDN RB ROCS RR II R-11318 Series 2008 (FSA) (Citibank N.A. SPA) (A-1+)(a)
6,245,000	2.270	04/03/08	6,245,000
Metropolitan Government of Nashville & Davidson County GO Bonds Series 2005 A (AA/Aa2)
4,000,000	5.000	01/01/09	4,057,971
Shelby County GO VRDN Refunding Series 2006 C (Dexia Credit Local SPA) (A-1+/VMIG1)
400,000	2.000	04/03/08	400,000
Shelby County GO VRDN Refunding Series 2008 A (Dexia Credit Local SPA) (A-1+/VMIG1)
15,355,000	2.150	04/03/08	15,355,000
Shelby County GO VRDN ROCS RR-II-R-10172 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
15,000,000	2.240	04/03/08	15,000,000
Tennessee State GO Bonds Series 2007 A (AA+/Aa1)
4,000,000	5.000	10/01/08	4,031,180
Tennessee State GO CP Series 2008 A (Tennessee Consolidated Retirement System) (A-1+/P1)
49,000,000	1.700	07/10/08	49,000,000
Vanderbilt University CP Series 2008 A (A1+/P1)
14,500,000	2.200	05/19/08	14,500,000

			$229,194,151

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — 19.2%
Aldine ISD GO VRDN ROCS-RR-II-R 912 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
$4,545,000	2.240%	04/03/08	$4,545,000
Alvarado, TX Munitops II Trust Certificates GO VRDN Series 2007-24 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
15,446,000	2.230	04/03/08	15,446,000
Alvin ISD Munitops II Trust GO VRDN Certificate Series 2007-27 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
22,670,000	2.230	04/03/08	22,670,000
Austin Electric Utility System VRDN RB P-Floats-PT-3911 Series 2007 (ASSURED GTY) (Merrill Lynch Capital Services SPA) (F-1)(a)
4,995,000	2.240	04/03/08	4,995,000
Austin ISD CP Series 2007 A (Bank of America N.A. LOC) (A1+/P1)
22,500,000	1.250	04/08/08	22,500,000
9,000,000	2.250	05/22/08	9,000,000
Bastrop ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-23 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
15,640,000	2.230	04/03/08	15,640,000
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(c)
10,990,000	3.200	06/12/08	10,990,000
Bastrop ISD GO VRDN MERLOTs Series 2008-D74 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
9,385,000	2.250	04/02/08	9,385,000
Bexar County GO VRDN Putters Series 2007-2078 (FSA) (JPMorgan Chase & Co. SPA) (F1+)(a)
6,380,000	2.290	04/03/08	6,380,000
Brownsville ISD GO VRDN Merlots Series 2007-D79 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
3,810,000	2.250	04/02/08	3,810,000
Bryan ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-16 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
14,065,000	2.230	04/03/08	14,065,000
Cedar Hill ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Single Series 2005-19 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
15,835,000	2.230	04/03/08	15,835,000
Collin County GO VRDN Spears Series 2005 DB-177 (Deutsche Bank AG SPA) (A-1+)(a)
4,740,000	2.290	04/03/08	4,740,000
Cypress-Fairbanks ISD GO VRDN P-Floats-PT-3405 Series 2006 (PSF-GTD) (Danske Bank AG SPA) (F1+)(a)
2,815,000	2.230	04/02/08	2,815,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,660,000	2.290	04/03/08	8,660,000
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co., and Westdeutsche Landesbank AG SPA) (A-1+/P1)
9,400,000	2.700	05/11/08	9,400,000
9,000,000	2.300	05/19/08	9,000,000
9,000,000	1.950	06/11/08	9,000,000
13,800,000	2.830	06/25/08	13,800,000
8,500,000	2.000	06/26/08	8,500,000
23,000,000	2.150	06/30/08	23,000,000
28,000,000	2.300	07/25/08	28,000,000
18,500,000	3.450	07/23/08	18,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Dallas Area Rapid Transit CP Series 2007 (Bayerische Landesbank, Landesbank Baden-Wurttemberg, State Street Corp. and Westdeutsche Landesbank AG) (A-1+/P1)
$3,750,000	1.200%	06/05/08	$3,750,000
Dallas County Community College District GO TANS Series 2004 (Aaa)
3,355,000	5.000	02/15/09	3,440,018
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-6 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
16,685,000	2.230	04/03/08	16,685,000
Dallas ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-MT Series 2005-1 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
25,000,000	2.230	04/03/08	25,000,000
Dallas Water & Sewer CP Notes Series 2007 (Bank of America N.A. SPA) (A1+/P1)
9,000,000	2.900	04/23/08	9,000,000
Dallas Water & Sewer CP Notes Series 2007 (Bank of America N.A. SPA)
5,000,000	2.350	04/23/08	5,000,000
Dallas Water & Sewer CP Notes Series 2007 (Bank of America N.A. SPA) (A1+/P1)
6,251,000	2.000	06/26/08	6,251,000
Dallas Water & Sewer CP Notes Series 2008 (Bank of America N.A. SPA)
13,518,000	1.650	06/26/08	13,518,000
Denton County ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2004-21 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
12,935,000	2.230	04/03/08	12,935,000
Denton ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-30 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
5,000,000	2.230	04/03/08	5,000,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1+)
4,200,000	2.200	04/03/08	4,200,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,700,000	2.290	04/03/08	3,700,000
Duncanville ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-22 (PSF-GTD) (Bank of America N.V. SPA) (F1+)(a)
18,120,000	2.230	04/03/08	18,120,000
Eagle, TX ISD Munitops II Trust Certificates GO VRDN Series 2007-66 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
20,000,000	2.240	04/03/08	20,000,000
Ector County ISD GO VRDN ROCS RR-II-R-1085 Series 2007 (PSF-GTD) (Citigroup Financial Products) (VMIG1)(a)
7,365,000	2.240	04/03/08	7,365,000
Elgin ISD GO VRDN ROCS RR-II-R-3060 Series 2007 (PSF-GTD) (Citigroup Financial Products SPA) (A-1+)(a)
5,340,000	2.240	04/03/08	5,340,000
Fort Bend ISD GO VRDN ROCS II-R-2141 Series 2004 (PSF-GTD) (Citigroup Global Markets SPA) (A-1+)(a)
8,300,000	2.240	04/03/08	8,300,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Fort Worth ISD GO VRDN Floaters Series 2008-2521 (Morgan Stanley Municipal Products) (A-1+)(a)
$4,980,000	2.210%	04/03/08	$4,980,000
Frenship ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-265 (PSF-GTD) (Deutsche Bank A.G. SPA) (F1+)(a)
5,600,000	2.230	04/03/08	5,600,000
Frenship ISD Eclipse Funding Trust GO VRDN Series 2007-0083 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
22,830,000	2.230	04/03/08	22,830,000
Frisco GO VRDN Floaters Series 2008-2558 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
10,415,000	2.210	04/03/08	10,415,000
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-31 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
18,530,000	2.230	04/03/08	18,530,000
Frisco ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-56 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
4,000,000	2.230	04/03/08	4,000,000
Frisco ISD GO VRDN Putters Series 2007-2291 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,765,000	2.290	04/03/08	3,765,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,230,000	2.270	04/03/08	10,230,000
Grand Prairie ISD GO VRDN ROCS RR-II-R-6096 Series 2007 (PSF-GTD) (Citigroup, Inc. SPA) (A-1+)(a)
5,270,000	2.240	04/03/08	5,270,000
Harris County CP Series 2008 A-1 (Bank of Nova Scotia SPA) (A1+/P1)
18,720,000	1.750	05/07/08	18,720,000
Harris County Flood Control District GO VRDN Floaters Series 2008-2512 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
4,000,000	2.160	04/07/08	4,000,000
Harris County Flood Control District GO VRDN Refunding Contract Series 2008 B (Dexia Credit Local SPA) (A-1+/VMIG1)
13,950,000	2.150	04/03/08	13,950,000
Harris County Flood Control District GO VRDN ROCS RR-II-R-11313 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
6,800,000	2.240	04/03/08	6,800,000
Harris County GO VRDN ROCS RR II R-11314 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,300,000	2.240	04/03/08	2,300,000
Harris County GO VRDN ROCS-RR-II-R-12191 Series 2007 (Bank of New York SPA) (A-1+)(a)
13,255,000	2.270	04/03/08	13,255,000
Harris County Health Facilities Development Corp. VRDN RB Baylor College of Medicine Series 2007 B (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
5,000,000	2.070	04/02/08	5,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Hermann Healthcare System Series 2008 A (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
18,000,000	2.050	04/02/08	18,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Harris County Health Facilities Development Corp. VRDN RB St. Luke’s Episcopal Hospital Series 2001 B (JPMorgan Chase & Co., Bayerische Landesbank, Northern Trust, St. Luke’s Episcopal and Bank of America N.A. SPA) (A-1+)

$3,565,000	1.300%	04/01/08	$3,565,000
Harris County Metropolitan Transit Authority CP Series 2007 A (DePfa Bank PLC LOC) (A1+)
38,000,000	1.950	04/03/08	38,000,000
Harris County Metropolitan Transit Authority CP Series 2008 A (DePfa Bank PLC LOC) (A1+/P1)
5,000,000	1.950	04/30/08	5,000,000
Harris County Toll CP Series 2008 S-E01 (Dexia Credit Local SPA) (A1+/P1)
2,320,000	1.700	07/10/08	2,320,000
2,240,000	1.750	07/10/08	2,240,000
21,745,000	1.800	07/10/08	21,745,000
Houston Airport CP Series 2007 (Dexia Credit Local LOC) (A-1+/P1)
2,750,000	2.900	04/02/08	2,750,000
Houston Airport CP Series 2008 (Dexia Credit Local LOC) (A1+/P1)
3,000,000	1.900	06/02/08	3,000,000
Houston Airport System VRDN RB ROCS RR II R-12046 Series 2007 (FSA) (Citibank N.A. SPA) (A-1+/VMIG1)(a)
13,200,000	2.300	04/03/08	13,200,000
Houston CP Series D (DePfa Bank PLC SPA) (A1+/P1)
27,800,000	2.000	04/01/08	27,800,000
18,000,000	2.100	04/01/08	18,000,000
4,600,000	2.750	04/02/08	4,600,000
7,000,000	1.500	05/07/08	7,000,000
6,750,000	1.400	05/21/08	6,750,000
Houston CP Series E (Bank of America N.A.) (A1+/P1)
14,000,000	1.450	04/08/08	14,000,000
18,000,000	1.800	07/01/08	18,000,000
Houston CP Series F (DePfa Bank PLC SPA) (A1+/P1)
9,000,000	1.680	06/10/08	9,000,000
Houston Higher Education Finance Corp. VRDN RB Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
9,560,000	2.160	04/03/08	9,560,000
Houston Higher Education Finance Corp. VRDN RB Refunding for Rice University Project Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
18,400,000	1.700	04/02/08	18,400,000
Houston Higher Education Finance Corp. VRDN RB Refunding for Rice University Project Series 2006 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
3,100,000	1.950	04/02/08	3,100,000
Houston Higher Education Finance Corp. VRDN RB ROCS-RR-II-R-11066 (Citibank N.A. SPA) (A-1+)(a)
4,595,000	2.240	04/03/08	4,595,000
Houston ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-35 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,995,000	2.230	04/03/08	9,995,000
Houston ISD GO VRDN Floater-Series 2005-1231 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
5,040,000	2.210	04/03/08	5,040,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Houston ISD GO VRDN ROCS RR-II-R-408 Series 2005 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
$7,805,000	2.240%	04/03/08	$7,805,000
Houston Utilities System Austin Trust Certificates VRDN RB Series 2007-164 (FSA) (Bank of America N.A. SPA) (A-1+)(a)
548,000	2.240	04/03/08	548,000
Houston Utilities System Eclipse Funding Trust VRDN RB Series 2006-0070 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
26,490,000	2.230	04/03/08	26,490,000
Houston Utilities System Eclipse Funding Trust VRDN RB Solar Eclipse Series 2007-0099 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
5,165,000	2.270	04/03/08	5,165,000
Houston Utilities System VRDN RB Putters Series 2007-2274 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
10,320,000	2.290	04/03/08	10,320,000
Houston Utilities System VRDN RB Putters Series 2008-2493 (FSA) (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,650,000	2.290	04/03/08	1,650,000
Houston Utilities System VRDN RB Putters Series 2008-2502 (FSA) (PNC Bank N.A. SPA) (A-1+)(a)
2,300,000	2.290	04/03/08	2,300,000
Houston Utilities System VRDN RB ROCS RR II R 2122 Series 2004 (FSA) (Citigroup Financial Products) (A-1+)(a)
5,130,000	2.290	04/03/08	5,130,000
Houston Utilities System VRDN RB ROCS RR II R-10282 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+)(a)
4,950,000	2.290	04/03/08	4,950,000
Houston Water & Sewer CP Series 2007 A (Bayerische Landesbank, Dexia Credit Local, Landesbank Badden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
8,000,000	1.800	06/02/08	8,000,000
18,500,000	1.100	06/02/08	18,500,000
Houston Water & Sewer CP Series 2007 A (Bayerische Landesbank, Dexia Credit Local, Landesbank Badden-Wurttemburg and Westdeutsche Landesbank AG SPA) (A-1/P-1)
7,500,000	1.600	06/05/08	7,500,000
6,000,000	1.650	06/10/08	6,000,000
Houston Water & Sewer System RB Refunding Junior Lien Series 1998 B (AAA/Aaa)
5,000,000	5.500	12/01/08	5,113,331
Humble ISD GO VRDN Putters Series 2007-2349 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,195,000	2.290	04/03/08	3,195,000
Irving ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-8 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
29,115,000	2.230	04/03/08	29,115,000
Irving ISD GO VRDN MERLOTs Series 2008 D69 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
3,000,000	2.250	04/02/08	3,000,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	2.230	04/03/08	8,900,000
Jusdon ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2003-36 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
17,915,000	2.230	04/03/08	17,915,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Jusdon ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
$3,950,000	2.210%	04/03/08	$3,950,000
Katy ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-62 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
5,000,000	2.230	04/03/08	5,000,000
Katy ISD GO VRDN ROCS-RR-II-R-910 Series 2007 (PSF-GTD) (Citibank N.A. SPA) (VMIG1)(a)
3,125,000	2.240	04/03/08	3,125,000
Keller ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-23 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
22,445,000	2.230	04/03/08	22,445,000
Keller ISD GO VRDN Putters Series 2008-2616 (PSF-GTD) (JPMorgan Chase & Co.) (VMIG1)(a)
3,560,000	2.290	04/03/08	3,560,000
La Vernia Texas ISD Eclipse Funding Trust GO VRDN Series 2007-0081 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(c)
10,020,000	3.200	06/12/08	10,020,000
Lamar Consolidated ISD GO VRDN ROCS RR-II-R-10276 Series 2007 (PSF-GTD) (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
5,120,000	2.240	04/03/08	5,120,000
Lewisville ISD GO VRDN P-Float PT-2091 Series 2004 (PSD-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
3,900,000	2.240	04/03/08	3,900,000
Lower Colorado River Authority VRDN RB Float-PT 2004 Series 2003 (ASSURED GTY) (Merrill Lynch Capital Services SPA) (F1+)(a)
5,305,000	2.330	04/03/08	5,305,000
Manor Texas ISD Eclipse Funding Trust GO VRDN Series 2007-0088 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,205,000	2.200	04/03/08	10,205,000
Mansfield ISD GO VRDN MERLOTs Series 2004-B11 (PSF-GTD) (Wachovia Bank N.A. SPA) (A-1+)(a)
14,555,000	2.250	04/02/08	14,555,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
4,195,000	2.270	04/03/08	4,195,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA) (A-1+)(a)
8,935,000	2.230	04/03/08	8,935,000
North East ISD GO VRDN Floater Dexia Series 2008-002 (PSF-GTD) (Dexia Credit Local SPA) (A-1+/VMIG1)(a)
5,745,000	2.210	04/03/08	5,745,000
North East ISD GO VRDN MERLOTs Series 2007-C-26 (PSF-GTD) (Bank of New York SPA) (A-1+)(a)
5,400,000	2.250	04/02/08	5,400,000
Northside ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-23 (PSF-GTD) (ABN AMRO Bank N.V. SPA) (F1+)(a)
5,000,000	2.230	04/03/08	5,000,000
Northside ISD GO VRDN Floater Series 2005-1099 (PSF-GTD) (Morgan Stanley SPA) (F1+)(a)
4,017,500	2.210	04/03/08	4,017,500
Northside ISD GO VRDN ROCS-RR-II-R-6071 (PSF-GTD) (Citigroup, Inc. SPA) (VMIG1)(a)
4,370,000	2.240	04/03/08	4,370,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Pasadena ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-57 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
$10,690,000	2.230%	04/03/08	$10,690,000
Pearland ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2007-01 (PSF-GTD) (Bank of America N.A. SPA) (F1+)(a)
7,300,000	2.230	04/03/08	7,300,000
Pearland Texas Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-MT-463 Series 2007 (FSA) (Bayerische Hypo-Unde SPA) (F1+)(a)
7,240,000	2.230	04/03/08	7,240,000
Pecos-Barstow Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4310 Series 2007 (PSF-GTD) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,835,000	2.240	04/03/08	4,835,000
Pflugerville ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2005-17 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,460,000	2.230	04/03/08	9,460,000
Pflugerville ISD GO VRDN Series 2005-1058 (PSF-GTD) (Morgan Stanley SPA) (VMIG1)(a)
7,840,500	2.210	04/03/08	7,840,500
Plano ISD GO VRDN Floats-PT-2428 Series 2004 (PSF-GTD) (Merrill Lynch Capital Services SPA) (A-1)(a)
5,345,000	2.240	04/07/08	5,345,000
Port Arthur ISD GO VRDN Putters Series 2008-2579 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,510,000	2.290	04/03/08	3,510,000
Red River Education Finance VRDN RB Christian University Project Series 2000 (VMIG1)
5,400,000	2.180	04/02/08	5,400,000
Red River Education Finance VRDN RB for Higher Education Christian University Series 2006 (VMIG1)
9,300,000	2.250	04/02/08	9,300,000
Rice University Munitops Certificates Trust VRDN RB Non-AMT Single Series 2007-53 (Bank of America N.A. SPA) (VMIG1)(a)
8,000,000	2.240	04/03/08	8,000,000
Round Rock ISD GO VRDN Floaters Series 2008-2520 (Morgan Stanley Municipal Products) (A-1+)(a)
4,740,000	2.160	04/03/08	4,740,000
Round Rock ISD GO VRDN MERLOTs Series 2008 D84 (Wachovia Bank N.A. SPA) (A-1+)(a)
5,000,000	2.250	04/02/08	5,000,000
San Antonio Electric & Gas Lehman Municipal Trust Receipts Floater Trust Series 2007 K105W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
10,770,000	2.280	04/02/08	10,770,000
San Antonio Electric & Gas Puttable Floating Option VRDN RB Tax-Exempt Receipts P-Floats-MT-452 (KBC Bank N.A. SPA) (F1+)(a)
6,800,000	2.230	04/03/08	6,800,000
San Antonio Electric & Gas Systems VRDN RB Floater Trust Series 2006 K15 Reg. D (Lehman Liquidity Co. SPA) (A-1/VMIG1)(a)
4,000,000	2.250	04/02/08	4,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
San Antonio Electric & Gas Systems VRDN RB P-Floats-PT 1498 Series 2002 (Merrill Lynch Capital Services SPA) (A-1)(a)
$7,390,000	2.240%	04/03/08	$7,390,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/VMIG1)
24,750,000	2.130	04/02/08	24,750,000
San Antonio Electric & Gas VRDN RB Floaters Series 2008-2450 (Morgan Stanley Municipal Products) (A-1+)(a)
2,675,000	2.160	04/03/08	2,675,000
San Antonio Electric & Gas VRDN RB Putters Series 2008-2503 (PNC Bank N.A. SPA) (VMIG1)(a)
3,700,000	2.290	04/03/08	3,700,000
San Antonio Electric & Gas VRDN RB ROCS RR-II-R-11277 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
5,120,000	2.240	04/03/08	5,120,000
San Antonio Gas & Electric CP Series 2007 (Bank of America N.A. and State Street Bank & Trust SPA) (A-1+/P1)
6,200,000	1.900	06/04/08	6,200,000
San Antonio GO VRDN MERLOTs Series 2007-D-71 (Wachovia Bank N.A. SPA) (A-1+)(a)
2,155,000	2.300	04/02/08	2,155,000
San Antonio GO VRDN P-Floats-PT-2695 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
10,935,000	2.240	04/03/08	10,935,000
San Antonio Water Revenue CP Series 2008 (Bank of America N.A. SPA)
9,000,000	2.650	06/05/08	9,000,000
San Antonio Water Revenue VRDN MERLOTs Series 2000 VV (Wachovia Bank N.A. SPA) (VMIG1)(a)
17,420,000	2.250	04/02/08	17,420,000
Sharyland ISD ABN AMRO Munitops Certificates Trust GO VRDN Non-AMT Series 2006-54 (PSF-GTD) (Bank of America N.A. SPA) (VMIG1)(a)
9,940,000	2.230	04/03/08	9,940,000
Socorro ISD GO VRDN Putters Series 2007-2328T (PSF-GTD) (JPMorgan Chase & Co. SPA) (F1+)(a)
6,795,000	2.290	04/03/08	6,795,000
Socorro ISD Puttable Floating Option Tax-Exempt Receipts GO VRDN P-Floats-PT-4506 Series 2008 (PSF-GTD) (Merrill Lynch International SPA) (F1)(a)
4,000,000	2.240	04/03/08	4,000,000
South San Antonio ISD Eclipse Funding Trust GO VRDN Series 2007-0082 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
21,070,000	2.230	04/03/08	21,070,000
Spring ISD Deutsche Bank Spears Lifers Trust GO VRDN Series 2007 DB-274 (PSF-GTD) (Deutsche Bank A.G. SPA) (A-1+)(a)
10,170,000	2.230	04/03/08	10,170,000
Texas A&M University CP Series 2008 B (A1+/P1)
16,000,000	1.100	05/22/08	16,000,000
Texas A&M University VRDN RB Putters Series 2005-945 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,385,000	2.290	04/03/08	5,385,000
Texas City ISD GO VRDN Floaters Series 2008-2535 (PSF-GTD) (Morgan Stanley Municipal Products) (A-1+)(a)
2,435,000	2.210	04/03/08	2,435,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Texas DOT CP Series 2008 A (Bank of America N.A. and State Street Bank & Trust Co. LOC)
$18,000,000	1.650%	06/06/08	$18,000,000
Texas DOT CP Series 2008 A (Bank of America N.A. and State Street Bank & Trust LOC)
5,000,000	1.600	04/10/08	5,000,000
Texas Municipal Power CP Series 2005 (Bayerische Landesbank LOC)
7,000,000	1.250	04/02/08	7,000,000
5,000,000	1.650	06/04/08	5,000,000
Texas State GO Bonds Public Finance Authority Series 2007 (AA/Aa1)
5,275,000	4.000	10/01/08	5,297,074
Texas State GO TRANS Series 2007 (SP-1+/MIG1)
83,385,000	4.500	08/28/08	83,678,533
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	2.250	04/03/08	10,000,000
Texas State GO VRDN Eagle Series 2007-0082 A (Bayerische Landesbank SPA) (A-1)(a)
5,000,000	2.230	04/03/08	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1+)(a)
8,685,000	2.240	04/03/08	8,685,000
Texas State GO VRDN Floater Series 2007-1871 (Morgan Stanley SPA) (F1+)(a)
8,395,000	2.160	04/03/08	8,395,000
Texas State GO VRDN Floaters Series 2007-1903 (Depfa Bank PLC SPA) (F1+)(a)
9,605,500	2.160	04/03/08	9,605,500
Texas State GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank SPA) (F1+)(a)
7,270,000	2.160	04/03/08	7,270,000
Texas State GO VRDN Floaters Series 2007-2204 (Morgan Stanley Municipal Products SPA) (VMIG1)(a)
1,740,000	2.160	04/03/08	1,740,000
Texas State GO VRDN for Mobility Fund Series 2005 B (DePfa Bank PLC SPA) (A-1/VMIG1)
1,150,000	2.150	04/02/08	1,150,000
Texas State GO VRDN Macon Certificates Trust Series 2005-I (Bank of America N.A. SPA) (A-1+)(a)
9,390,000	2.240	04/03/08	9,390,000
Texas State GO VRDN MERLOTs Series 2008 D71 (Wachovia Bank N.A. SPA) (VMIG1)(a)
5,000,000	2.250	04/02/08	5,000,000
Texas State GO VRDN P-Floats-PT-2868 Series 2005 (Merrill Lynch Capital Services SPA) (F1+)(a)
3,095,000	2.240	04/02/08	3,095,000
Texas State GO VRDN P-Floats-PT-3483 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)(a)
2,220,000	2.200	04/03/08	2,220,000
Texas State GO VRDN Putters Series 2006-1645 (Bank of New York) (VMIG1)(a)
2,615,000	2.290	04/03/08	2,615,000
Texas State GO VRDN Putters Series 2008-2481 (PNC Bank N.A.) (VMIG1)(a)
2,500,000	2.290	04/03/08	2,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Texas State GO VRDN Putters Series 2008-2484 (Morgan Stanley Municipal Products) (F1+)(a)
$10,500,000	2.210%	04/03/08	$10,500,000
Texas State GO VRDN Putters Series 2008-2486 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,400,000	2.290	04/03/08	5,400,000
Texas State GO VRDN Putters Series 2008-2490 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,565,000	2.290	04/03/08	5,565,000
Texas State GO VRDN Putters Series 2008-2491 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,115,000	2.290	04/03/08	3,115,000
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,315,000	2.290	04/03/08	8,315,000
Texas State GO VRDN Putters Series 2008-2615 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
11,200,000	2.290	04/03/08	11,200,000
Texas State GO VRDN Putters Series 2008-2618 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,400,000	2.290	04/03/08	5,400,000
Texas State GO VRDN ROCS RR II R-3077 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
6,000,000	2.210	04/03/08	6,000,000
Texas State GO VRDN ROCS RR-II-R 378 Series 2005 (Citibank N.A. SPA) (VMIG1)(a)
9,915,000	2.240	04/03/08	9,915,000
Texas State GO VRDN ROCS-RR-II-R-11184 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,220,000	2.240	04/03/08	6,220,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
11,200,000	2.700	04/01/08	11,200,000
13,900,000	3.200	04/03/08	13,900,000
21,000,000	2.300	05/12/08	21,000,000
14,000,000	1.100	05/22/08	14,000,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
27,500,000	2.230	04/03/08	27,500,000
Texas State Transportation Commission RB First Tier Series 2006 A (AAA/Aa1)
8,000,000	5.000	04/01/09	8,260,908
Texas State Transportation Commission VRDN RB Floaters Series 2007-2033 (Morgan Stanley Municipal Products) (A-1+)(a)
16,169,500	2.160	04/03/08	16,169,500
Texas State Transportation Commission VRDN RB Floaters Series 2008-2295 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
3,570,000	2.160	04/03/08	3,570,000
Texas State Transportation Commission VRDN RB Putters Series 2006-1613 (JPMorgan Chase & Co. SPA) (A-1+)(a)
9,495,000	2.290	04/03/08	9,495,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,495,000	2.290	04/03/08	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2007-2393 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,195,000	2.290	04/03/08	2,195,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$4,000,000	2.290%	04/03/08	$4,000,000
Texas State Transportation Commission VRDN RB ROCS RR-II-R-12011 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,100,000	2.240	04/03/08	6,100,000
Texas State Transportation Commission VRDN RB ROCS-RR-II-R-11273 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
12,000,000	2.240	04/03/08	12,000,000
Texas State University Systems Financing VRDN RB P-Floats-PT-3476 Series 2006 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
4,450,000	2.240	04/03/08	4,450,000
Texas Tech University CP Series 2008 (A1+/P1)
11,900,000	1.100	05/22/08	11,900,000
Texas Transportation Commission BB&T Municipal Securities Trust Certificates VRDN RB Floaters Series 2007-2058 (Branch Banking & Trust SPA) (VMIG1)(a)
14,500,000	2.270	04/03/08	14,500,000
Texas Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4241 Series 2007 (Merrill Lynch Capital Services SPA) (F1+)(a)
5,000,000	2.240	04/03/08	5,000,000
Texas Transportation Commission Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4450 Series 2007 (Merrill Lynch Capital Services SPA) (A-1)(a)
5,305,000	2.240	04/03/08	5,305,000
Texas Water Development Board Fund Austin Trust Certificates VRDN RB Series 2007-148 (Bank of America N.A. SPA) (A-1+)(a)
10,665,000	2.240	04/03/08	10,665,000
Texas Water Development Board Fund VRDN RB Refunding State Revolving Sub Lien Series 2007 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,000,000	1.250	04/01/08	2,000,000
Texas Water Development Board VRDN RB Floaters Series 2008-2300 (Morgan Stanley Municipal Products) (A-1+)(a)
2,000,000	2.160	04/03/08	2,000,000
Texas Water Development Board VRDN RB Floaters Series 2008-2301 (Morgan Stanley Municipal Products) (A-1+)(a)
2,645,000	2.160	04/03/08	2,645,000
Texas Water Development Board VRDN RB P-Floats-PT-2187 Series 2004 (Merrill Lynch Capital Services SPA) (F1+)(a)
14,605,000	2.240	04/03/08	14,605,000
University of Texas CP Series 2007 (A1+/P1)
15,105,000	3.050	04/09/08	15,105,000
13,000,000	3.150	04/09/08	13,000,000
6,000,000	3.250	04/09/08	6,000,000
14,000,000	3.300	04/09/08	14,000,000
23,000,000	3.100	04/15/08	23,000,000
18,600,000	3.370	04/15/08	18,600,000
6,000,000	1.600	06/06/08	6,000,000
9,200,000	2.000	06/06/08	9,200,000
23,000,000	2.700	06/06/08	23,000,000
20,000,000	2.750	06/06/08	20,000,000
11,800,000	2.825	06/06/08	11,800,000
10,800,000	2.850	06/06/08	10,800,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas — (continued)
University of Texas Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008-K1W Reg. D (Lehman Liquidity Co. SPA) (VMIG1)(a)
$16,980,000	2.250%	04/02/08	$16,980,000
University of Texas Permanent University Fund RB Series 1997 (AAA/Aaa)
6,000,000	5.250	07/01/08	6,022,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II-R-11290 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,995,000	2.240	04/03/08	3,995,000
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
22,000,000	2.100	04/03/08	22,000,000
18,000,000	2.070	04/03/08	18,000,000
University of Texas VRDN RB MERLOTs Series 2008 D83 (Wachovia Bank N.A. SPA) (A-1+)(a)
3,800,000	2.250	04/02/08	3,800,000
University of Texas VRDN RB Putters Series 2007-2082 (JPMorgan Chase & Co. SPA) (A-1+)(a)
11,130,000	2.290	04/03/08	11,130,000
University of Texas VRDN RB Refunding Financing Systems Series 2001 A (A-1+/VMIG1)
5,400,000	1.950	04/02/08	5,400,000
West Side Calhoun County Development VRDN RB for Sohio Chemical Co. Project Series 1985 (A-1+)
5,700,000	1.300	04/01/08	5,700,000

			$2,211,157,864

Utah — 1.4%
Jordan County School District GO Series 2007 Aaa/AAA
11,625,000	4.000	06/15/08	11,638,330
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
11,600,000	2.070	04/03/08	11,600,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
3,700,000	2.070	04/03/08	3,700,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,200,000	1.300	04/01/08	10,200,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
8,830,000	1.300	04/01/08	8,830,000
Riverton Hospital Revenue VRDN RB Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
49,500,000	2.290	04/03/08	49,500,000
Salt Lake City Sales Tax VRDN RB Refunding Series 2004 (State Street Bank & Trust Co. SPA) (VMIG1)
6,200,000	2.130	04/02/08	6,200,000
Salt Lake County Sales Tax VRDN RB Floats PT-2901 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
2,640,000	2.330	04/03/08	2,640,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Utah — (continued)
Salt Lake County Sales Tax VRDN RB P-Floats-PT-2902 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
$7,880,000	2.330%	04/03/08	$7,880,000
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,200,000	2.180	04/02/08	1,200,000
Utah Transit Authority Sales Tax VRDN RB Floaters Series 2008 DCL-021 (FSA) (Dexia Credit Local SPA) (VMIG1)(a)
7,115,000	2.210	04/03/08	7,115,000
Utah Transit Authority VRDN RB Sales Tax MERLOTs Series 2006 B 29 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
29,225,000	2.300	04/02/08	29,225,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 A (Landesbank Hessen Thueringen SPA) (A-1+/VMIG1)
4,450,000	1.250	04/01/08	4,450,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
6,200,000	1.300	04/01/08	6,200,000
Weber County Hospital VRDN RB for IHC Health Services Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,600,000	1.300	04/01/08	2,600,000

			$162,978,330

Vermont(a) — 0.1%
Vermont Education & Health Buildings Middlebury College Lehman Municipal Trust Receipts VRDN RB Floater Trust Series 2008 K31W Reg. D (A-1)
11,250,000	2.280	04/02/08	11,250,000
Vermont Education & Health Buildings Middlebury College VRDN RB Floater Series 2007-1913 (Morgan Stanley SPA) (A-1+)
3,148,000	2.160	04/03/08	3,148,000

			$14,398,000

Virginia — 1.0%
Arlington County GO Bonds Public Improvement Series 2007 (AAA/Aaa)
2,000,000	5.000	03/15/09	2,061,130
Charlottesville IDA Educational facilities VRDN RB University of Virginia Foundation Projects Series 2006 B (Wachovia Bank N.A. LOC) (VMIG1)(a)
6,500,000	2.050	04/03/08	6,500,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-1 (Landesbank Baden-Wurttemberg SPA) (A-1/VMIG1)
6,675,000	2.100	04/02/08	6,675,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 A-2 (A-1/VMIG1)
1,070,000	2.100	04/02/08	1,070,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 C-1 (A-1/VMIG1)
13,300,000	2.100	04/02/08	13,300,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 C (A-1+/VMIG1)
5,000,000	1.500	04/02/08	5,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia — (continued)
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(a)
$12,200,000	2.250%	04/03/08	$12,200,000
University of Virginia VRDN RB General Series 2003 A (A-1+/VMIG1)
3,210,000	2.050	04/02/08	3,210,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
4,500,000	5.000	02/01/09	4,606,845
Virginia College Building Authority Educational Facilities VRDN RB for 21st Century College Series 2006 B (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
2,200,000	1.440	04/01/08	2,200,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
2,200,000	2.090	04/02/08	2,200,000
Virginia College Building Authority Educational FacilitiesVRDN RB for 21st Century College Series 2006 C (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,795,000	1.200	04/01/08	4,795,000
Virginia State GO Bonds Series 2006 B (AAA/Aaa)
3,000,000	5.000	06/01/08	3,007,555
Virginia State Lehman Municipal Trust Receipts VRDN RB Clean Water Floater Trust Series 2008 K13W Reg. D (Lehman Liquidity Co.) (VMIG1)(a)
3,455,000	2.250	04/03/08	3,455,000
Virginia State Public Building Authority Public Facilities RB Refunding Series 2005 B (AA+/Aa1)
4,415,000	5.000	08/01/08	4,437,206
Virginia State Public Building Authority Public Facilities RB Series 2007 A (AA+/Aa1)
6,100,000	5.000	08/01/08	6,130,673
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
2,000,000	5.000	02/01/09	2,037,095
Virginia State Public School Authority VRDN RB P-Floats-PT Series 2005-3269 (Danske Bank AG SPA) (A-1)(a)
22,275,000	2.220	04/03/08	22,275,000
Virginia State Resources Authority Clean Water VRDN RB P-Floats-PA-790 Series 2000 (Merrill Lynch Capital Services SPA) (A-1)(a)
4,650,000	2.200	04/03/08	4,650,000
Virginia State Resources Authority VRDN RB Clean Water ROCS-RR-II-R-11010 (Citibank N.A. SPA) (VMIG1)(a)
4,324,000	2.240	04/03/08	4,324,000

			$114,134,504

Washington — 3.4%
Central Puget Sound Regional Transportation Authority Sales & Use Tax VRDN RB MERLOTs Series 2007-D76 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
4,900,000	2.380	04/02/08	4,900,000
Central Puget Sound Regional Transportation Authority Sales & Use Tax VRDN RB Putters Series 2008-2482 (FSA) (PNC Bank N.A. SPA) (A-1+)(a)
3,300,000	2.290	04/03/08	3,300,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington — (continued)
Central Puget Sound Regional Transportation Authority Sales & Use Tax VRDN RB Putters Series 2008-2625Z (FSA) (A-1+)(a)
$6,705,000	2.290%	04/03/08	$6,705,000
Clark County School District No. 119 Battleground GO VRDN Spears DB-148 Series 2005 (FSA) (Deutsche Bank A.G. SPA) (F1+)(a)
5,355,000	2.290	04/03/08	5,355,000
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,995,000	2.290	04/03/08	7,995,000
Energy Northwest Electric VRDN RB Refunding for Project No. 3 Series 2003 E (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
10,600,000	1.950	04/02/08	10,600,000
Energy Northwest Washington Electric Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4158 Series 2007 (Dexia Credit Local SPA) (F1+)(a)
14,965,000	2.230	04/01/08	14,965,000
Energy Northwest Washington Electric RB Unrefunded Columbia Series 2004 A (AA-/Aaa)
9,455,000	5.250	07/01/08	9,506,939
Energy Northwest Washington Electric VRDN RB Refunding Project No. 3 Series 2003 D-3-1 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
3,500,000	2.050	04/02/08	3,500,000
Grant County Public Utility District No. 2 Electric VRDN RB ROCS RR II R-12160 Series 2007 (FSA) (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)(a)
8,225,000	2.280	04/03/08	8,225,000
King County CP Series 2007 A (Bayerische Landesbank SPA) (A1/P1)
17,000,000	3.100	04/03/08	17,000,000
King County Eclipse Funding Trust VRDN RB Series 2006-0077 (FSA) (U.S. Bank N.A. SPA) (A-1+)(a)
15,295,000	2.230	04/03/08	15,295,000
King County GO VRDN P-Floats-PT 2703 Series 2005 (Merrill Lynch Capital Services SPA) (A-1)(a)
9,445,000	2.200	04/03/08	9,445,000
King County GO VRDN Putters Series 2008-2541 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,800,000	2.290	04/03/08	3,800,000
King County School District No. 401 Highline GO VRDN Putters Series 2007-2356 (FSA) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,105,000	2.290	04/03/08	9,105,000
King County School District No. 405 Bellevue GO Bonds Series 2005 (AA+/Aa1)
4,000,000	5.000	12/01/08	4,078,843
King County School District No. 412 Shoreline GO VRDN Floaters Series 2008-2440 (FSA) (Morgan Stanley Municipal Products) (A-1+)(a)
2,700,000	2.210	04/03/08	2,700,000
King County Sewer System VRDN RB ROCS RR-II-R-10279 Series 2007 (FSA) (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
12,580,000	2.290	04/03/08	12,580,000
King County Water & Sewer Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4194 Series 2007 (FSA) (Merrill Lynch Capital Services SPA) (F1+)(a)
18,100,000	2.240	04/03/08	18,100,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington — (continued)
King County Water & Sewer VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
$6,615,000	2.100%	04/02/08	$6,615,000
Port Tacoma GO VRDN Floaters Series 2008-2322 (FSA) (A-1+)(a)
7,000,000	2.210	04/03/08	7,000,000
Seattle GO VRDN Floater Certificates Series 2000-348 (Morgan Stanley SPA) (VMIG1)(a)
2,700,000	2.210	04/03/08	2,700,000
Seattle Municipal Light & Power VRDN RB Refunding ROC II-R-48 Series 2001 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
5,995,000	2.270	04/03/08	5,995,000
Seattle Municipal Light & Power VRDN RB Refunding ROC-II-R-47 Series 2001 (FSA) (Citibank N.A. SPA) (VMIG1)(a)
10,000,000	2.270	04/03/08	10,000,000
Seattle Municipal Light & Power VRDN RB Series 1990 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
3,300,000	1.800	04/02/08	3,300,000
Seattle Municipal Light & Power VRDN RB Series 1991 B (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
8,400,000	1.800	04/02/08	8,400,000
Seattle Water System VRDN RB Series 1995 (A-1+/VMIG1)
10,000,000	1.800	04/02/08	10,000,000
Seattle Water System VRDN RB Series 2002 A (Bayerische Landesbank LOC) (A-1+/VMIG1)
1,300,000	1.950	04/02/08	1,300,000
Snohomish County Public Utility District No. 1 Generation System VRDN RB Refunding Series 2002 A-1 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
2,795,000	2.050	04/02/08	2,795,000
Washington State BB&T Municipal Trust GO VRDN Floaters Series 2008-4 (Branch Banking & Trust) (VMIG1)(a)
3,855,000	2.160	04/03/08	3,855,000
Washington State GO Bonds Motor Vehicle Fuel Series 2004 B (AA+/Aa1)
2,000,000	5.000	07/01/08	2,011,168
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
9,200,000	6.200	06/01/08	9,253,388
Washington State GO VRDN Floater Series 2003 PA-1111 (Merrill Lynch Capital Services SPA) (A-1+)(a)
2,090,000	2.200	04/02/08	2,090,000
Washington State GO VRDN Floater Series 2007-1790 (FSA) (Morgan Stanley SPA) (A-1+)(a)
3,000,000	2.210	04/03/08	3,000,000
Washington State GO VRDN Floaters Series 2008-2538 (Morgan Stanley Municipal Products) (A-1+)(a)
7,845,000	2.160	04/03/08	7,845,000
Washington State GO VRDN Floaters Series 2008-2571 (Morgan Stanley Municipal Products) (A-1+)(a)
3,430,000	2.160	04/03/08	3,430,000
Washington State GO VRDN MERLOTs Series 2004 B-22 (FSA) (Wachovia Bank N.A. SPA) (A-1+)(a)
8,700,000	2.300	04/02/08	8,700,000
Washington State GO VRDN P-Floats-PT-3863 Series 2007 (ASSURED GTY) (Merrill Lynch Capital Services SPA) (F1+)(a)
7,590,000	2.240	04/03/08	7,590,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington — (continued)
Washington State GO VRDN Putters Series 2008-2465 (PNC Bank N.A. SPA) (A-1+)(a)
$11,675,000	2.290%	04/03/08	$11,675,000
Washington State GO VRDN Putters Series 2008-2480 (PNC Bank N.A. SPA) (VMIG1)(a)
3,830,000	2.290	04/03/08	3,830,000
Washington State GO VRDN Putters Series 2008-2537 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,470,000	2.290	04/03/08	1,470,000
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	2.290	04/03/08	4,500,000
Washington State GO VRDN ROCS RR II R-12002 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
9,500,000	2.240	04/03/08	9,500,000
Washington State GO VRDN ROCS RR II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
15,600,000	2.250	04/03/08	15,600,000
Washington State GO VRDN ROCS RR-II-R-11298 Series 2007 (FSA) (Citibank Global Markets SPA) (A-1+)(a)
3,400,000	2.270	04/03/08	3,400,000
Washington State GO VRDN ROCS RR-II-R-12164 Series 2007 (FSA) (Bank of New York SPA) (A-1+/VMIG1)(a)
9,450,000	2.280	04/03/08	9,450,000
Washington State GO VRDN ROCS RR-II-R-12220 Series 2007 (Bayerische Landesbank SPA) (A-1)(a)
4,800,000	2.230	04/03/08	4,800,000
Washington State GO VRDN ROCS RR-II-R-12221 Series 2007 (Bayerische Landesbank SPA) (A-1)(a)
6,075,000	2.230	04/03/08	6,075,000
Washington State GO VRDN ROCS-RR-II-R-11308 Series 2008 (Citibank N.A. SPA) (A-1)(a)
2,900,000	2.260	04/03/08	2,900,000
Washington State GO VRDN ROCS-RR-II-R-12215 Series 2007 (Bayerische Landesbank SPA) (A-1)(a)
17,025,000	2.270	04/03/08	17,025,000
Washington State GO VRDN Series 1996 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
15,500,000	1.700	04/07/08	15,500,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
985,000	2.150	04/02/08	985,000
Washington State Lehman Municipal Trust Receipts GO VRDN Floater Series 2007-K106W Reg. D (Lehman Brothers Holdings, Inc. SPA) (VMIG1)(a)
10,245,000	2.280	04/02/08	10,245,000
Washington State Lehman Municipal Trust Receipts GO VRDN Floater Trust Series 2008-K14W Reg. D (Lehman Liquidity Co. SPA) (A-1)(a)
3,000,000	2.280	04/03/08	3,000,000

			$392,990,338

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

West Virginia — 0.0%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/P-1)
$3,700,000	1.300%	04/01/08	$3,700,000

			$3,700,000

Wisconsin — 0.9%
Milwaukee CP Series 2008-R3 (A1+)
2,000,000	0.900	04/04/08	2,000,000
Milwaukee Metropolitan Sewage District GO VRDN P-Floats-PT 2678 Series 2005 (Dexia Credit Local SPA) (F1+)(a)
16,475,000	2.200	04/07/08	16,475,000
State of Wisconsin CP Series 2006 A (State Street Bank & Trust and California State Teachers Retirement SPA) (A-1+/P1)
15,000,000	2.800	04/04/08	15,000,000
24,255,000	2.200	04/10/08	24,255,000
4,000,000	1.550	06/12/08	4,000,000
Wisconsin State Clean Water VRDN RB Floaters Series 2008-2444 (Morgan Stanley Municipal Products SPA) (A-1+)(a)
1,631,000	2.160	04/03/08	1,631,000
Wisconsin State Clean Water VRDN RB Putters Series 2008-2531 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,790,000	2.290	04/03/08	3,790,000
Wisconsin State Operating Notes Series 2007 (SP-1+/MIG1)
16,500,000	4.500	06/16/08	16,525,116
Wisconsin State Transportation Board VRDN RB Floater Series 2007-1864 (FSA) (Rabobank Nederland SPA) (F1+)(a)
7,563,500	2.250	04/03/08	7,563,500
Wisconsin State Transportation VRDN RB ROCS-RR-II-R-10095 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
13,735,000	2.240	04/03/08	13,735,000

			$104,974,616

Wyoming — 0.1%
Sweetwater County VRDN PCRB Refunding for Pacificorp Project Series 1988 B (A-1+/P-1)
1,700,000	1.450	04/01/08	1,700,000
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
3,520,000	1.350	04/01/08	3,520,000
Uinta County VRDN PRCB Refunding for Chevron USA, Inc. Project Series 1992 (VMIG1)
4,935,000	1.350	04/01/08	4,935,000
Uinta County VRDN PRCB Refunding for Chevron USA, Inc. Project Series 1997 (P-1)
2,995,000	1.350	04/01/08	2,995,000

			$13,150,000

Other Territories(a) — 0.3%
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-002 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
4,450,000	2.310	04/03/08	4,450,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
March 31, 2008 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Other Territories(a) — (continued)
Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-EC-003 Series 2006 (Merrill Lynch Capital Services SPA) (F1+)
$34,985,000	2.310%	04/03/08	$34,985,000

			$39,435,000

TOTAL INVESTMENTS — 100.3%			$11,543,531,501

Liabilities in Excess of Other Assets — (0.3)%			$(38,900,066)

NET ASSETS — 100.0%			$11,504,631,435

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At March 31, 2008, these securities amounted to $4,217,010,000 or approximately 36.7% of net assets.
(b) All or a portion represents a forward commitment.
(c) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2008, these securities amounted to $33,575,000 or approximately 0.3% of net assets.
Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.
Security Ratings are obtained from Standard & Poor’s/Moody’s Investor Service/Fitch. A description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. —
Transferable Custodial Receipts
ASSURED GTY	— Insured by Assured Guaranty Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CRVS	— Custodial Residual and Variable Securities
DOT	— Department of Transportation
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MERLOTs	— Municipal Exempt Receipts Liquidity Optional Tenders
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

FINANCIAL SQUARE FUNDS
Schedule of Investments
March 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — Each Fund uses the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Fair Value Measurement — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) which provides guidance in using fair value to measure assets and liabilities. The Funds adopted SFAS 157 as of the beginning of January 2008. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under SFAS 157 are described below:

Level 1-	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2-	Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3-	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
        As required by SFAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Prime Obligations	Money Market	Treasury Obligations	Treasury Instruments
	Investments in	Investments in	Investments in	Investments in
	Securities Long -	Securities Long -	Securities Long -	Securities Long -
Level	Assets	Assets	Assets	Assets
Level 1	$—	$—	$6,816,011,055	$23,054,037,541
Level 2(a)	57,591,138,777	23,741,590,886	14,813,700,000	—
Level 3	—	—	—	—
Total	$57,591,138,777	$23,741,590,886	$21,629,711,055	$23,054,037,541

	Government	Federal	Tax-Free Money Market
	Investments in	Investments in	Investments in
	Securities Long -	Securities Long -	Securities Long -
Level	Assets	Assets	Assets
Level 1	$—	$—	$—
Level 2(a)	19,838,485,958	24,998,560,136	11,543,531,501
Level 3	—	—	—
Total	$19,838,485,958	$24,998,560,136	$11,543,531,501

(a) The Funds utilize amortized cost which approximates fair value to value money market investments. This results in a Level 2 classification as amortized cost is considered a model-based price.
Forward Commitment Transactions — The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

FINANCIAL SQUARE FUNDS
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Portfolio Concentrations — As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
At March 31, 2008, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Principal
Fund	Amount

Money Market	$24,000,000

Treasury Obligations	14,405,600,000

Government	88,700,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$750,000,000	1.40%	04/01/08	$750,029,167

Barclays Capital Inc.	4,500,000,000	1.50	04/01/08	4,500,187,500

Credit Suisse Securities (USA) LLC	150,000,000	1.35	04/01/08	150,005,625

Deutsche Bank Securities, Inc.	2,161,600,000	1.40	04/01/08	2,161,684,062

Greenwich Capital Markets	500,000,000	1.50	04/01/08	500,020,833

Lehman Brothers Holdings, Inc.	4,500,000,000	1.40	04/01/08	4,500,175,000

JPMorgan Securities, Inc.	1,500,000,000	1.40	04/01/08	1,500,058,333

UBS Securities LLC	950,000,000	1.40	04/01/08	950,036,945

TOTAL				$15,012,197,465

At March 31, 2008, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bonds, 2.000% to 12.500%, due 01/15/14 to 04/15/29; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/08 to 08/15/30; U.S. Treasury Notes, 1.750% to 5.750%, due 05/15/08 to 02/15/18 and U.S. Treasury Principal-Only Stripped Securities, 0.000% to 11.750%, due 05/15/08 to 05/15/17. The aggregate market value of the collateral, including accrued interest, was $15,311,846,756.

FINANCIAL SQUARE FUNDS
Schedule of Investments (Continued)
March 31, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
At March 31, 2008, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Prime Obligations	$15,325,000,000

Money Market	3,210,000,000

Government	6,060,000,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,500,000,000	2.50%	04/01/08	$2,500,173,611

Banc of America Securities LLC	3,000,000,000	2.45	04/01/08	3,000,204,167

Banc of America Securities LLC	1,000,000,000	2.50	04/01/08	1,000,069,444

Barclays Capital, Inc.	3,400,000,000	2.50	04/01/08	3,400,236,111

Citigroup Global Markets, Inc.	3,000,000,000	2.50	04/01/08	3,000,208,333

Deutsche Bank Securities, Inc	7,875,000,000	2.50	04/01/08	7,875,546,875

Greenwich Capital Markets	1,250,000,000	2.50	04/01/08	1,250,086,806

JPMorgan Securities	1,500,000,000	2.50	04/01/08	1,500,104,167

Lehman Brothers	475,000,000	2.50	04/01/08	475,032,986

Merrill Lynch	413,400,000	2.50	04/01/08	413,428,708

Merrill Lynch	1,000,000,000	2.55	04/01/08	1,000,070,833

Morgan Stanley	150,000,000	2.50	04/01/08	150,010,417

UBS Securities LLC	1,000,000,000	2.50	04/01/08	1,000,069,444

TOTAL				$26,565,241,902

At March 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 4.210% to 6.000%, due 04/11/08 to 06/29/17; Federal Home Loan Mortgage Corp, 0.000% to 15.500%, due 05/01/08 to 11/01/47 and Federal National Mortgage Association, 0.000% to 15.000%, due 04/01/08 to 03/01/48. The aggregate market value of the collateral, including accrued interest, was $27,176,285,228.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 30, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	May 30, 2008

* Print the name and title of each signing officer under his or her signature.